UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2005 Fund®

June 30, 2015

1.818350.110

AFF5-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	583,763	$ 6,468,096
Fidelity Advisor Series Equity-Income Fund (c)	1,013,257	12,868,361
Fidelity Advisor Series Growth & Income Fund (c)	649,207	8,900,622
Fidelity Advisor Series Growth Opportunities Fund (c)	512,862	6,164,601
Fidelity Advisor Series Opportunistic Insights Fund (c)	376,840	5,957,838
Fidelity Advisor Series Small Cap Fund (c)	302,316	3,591,509
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	654,478	8,573,665
Fidelity Series 100 Index Fund (c)	289,938	3,902,567
Fidelity Series 1000 Value Index Fund (c)	127,996	1,434,837
Fidelity Series All-Sector Equity Fund (c)	605,996	8,556,666
Fidelity Series Commodity Strategy Fund (a)(c)	315,217	2,017,388
Fidelity Series Real Estate Equity Fund (c)	65,054	874,981
Fidelity Series Small Cap Opportunities Fund (c)	312,675	4,311,788
TOTAL DOMESTIC EQUITY FUNDS (Cost $59,984,373)		73,622,919
International Equity Funds - 11.9%

Fidelity Series Emerging Markets Fund (c)	632,310	10,844,118
Fidelity Series International Growth Fund (c)	614,157	8,911,416
Fidelity Series International Small Cap Fund (c)	128,433	2,133,276
Fidelity Series International Value Fund (c)	864,842	8,873,276
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,370,307)		30,762,086
Bond Funds - 43.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	165,024	$ 1,595,781
Fidelity Series Floating Rate High Income Fund (c)	72,679	711,527
Fidelity Series High Income Fund (c)	861,690	8,280,840
Fidelity Series Inflation-Protected Bond Index Fund (c)	803,747	7,804,381
Fidelity Series Investment Grade Bond Fund (c)	8,280,439	93,568,961
Fidelity Series Real Estate Income Fund (c)	109,851	1,208,363
TOTAL BOND FUNDS (Cost $112,211,937)		113,169,853
Short-Term Funds - 15.6%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,204,643	12,010,286
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	28,089,183	28,089,183
TOTAL SHORT-TERM FUNDS (Cost $40,134,473)		40,099,469
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $237,701,090)		257,654,327
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,660)
NET ASSETS - 100%		$ 257,602,667
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 6,702,712	$ 191,166	$ 495,477	$ -	$ 6,468,096
Fidelity Advisor Series Equity-Income Fund	13,391,307	484,098	1,038,839	72,263	12,868,361
Fidelity Advisor Series Growth & Income Fund	9,176,242	323,771	687,451	35,380	8,900,622
Fidelity Advisor Series Growth Opportunities Fund	7,756,115	158,999	1,924,466	-	6,164,601
Fidelity Advisor Series Opportunistic Insights Fund	6,158,830	176,268	469,703	-	5,957,838
Fidelity Advisor Series Short-Term Credit Fund	11,655,433	1,089,377	687,198	30,826	12,010,286
Fidelity Advisor Series Small Cap Fund	3,748,964	115,975	351,207	-	3,591,509
Fidelity Advisor Series Stock Selector Large Cap Value Fund	8,953,190	255,112	601,765	-	8,573,665
Fidelity Institutional Money Market Portfolio Institutional Class	27,252,738	2,227,317	1,390,873	9,676	28,089,183
Fidelity Series 100 Index Fund	4,000,617	134,484	285,677	-	3,902,567
Fidelity Series 1000 Value Index Fund	1,484,482	46,783	98,618	-	1,434,837
Fidelity Series All-Sector Equity Fund	8,866,034	279,032	569,971	-	8,556,666
Fidelity Series Commodity Strategy Fund	2,129,392	61,411	265,930	-	2,017,388
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 1,623,096	$ 72,355	$ 93,137	$ 23,225	$ 1,595,781
Fidelity Series Emerging Markets Fund	10,269,922	1,189,581	678,408	-	10,844,118
Fidelity Series Floating Rate High Income Fund	1,319,446	49,735	658,842	12,429	711,527
Fidelity Series High Income Fund	8,960,554	315,861	835,270	119,123	8,280,840
Fidelity Series Inflation-Protected Bond Index Fund	8,054,257	250,046	467,874	1,126	7,804,381
Fidelity Series International Growth Fund	9,292,472	436,128	897,173	-	8,911,416
Fidelity Series International Small Cap Fund	2,138,851	66,192	171,506	-	2,133,276
Fidelity Series International Value Fund	9,228,860	422,198	900,560	-	8,873,276
Fidelity Series Investment Grade Bond Fund	96,759,463	4,377,488	5,329,055	567,722	93,568,961
Fidelity Series Real Estate Equity Fund	927,084	148,480	103,186	2,220	874,981
Fidelity Series Real Estate Income Fund	1,292,021	53,793	103,393	15,272	1,208,363
Fidelity Series Small Cap Opportunities Fund	4,501,627	207,204	432,634	-	4,311,788
Total	$ 265,643,709	$ 13,132,854	$ 19,538,213	$ 889,262	$ 257,654,327
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $237,996,632. Net unrealized appreciation aggregated $19,657,695, of which $21,848,972 related to appreciated investment securities and $2,191,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2010 Fund®

June 30, 2015

1.818354.110

AFF10-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	1,946,111	$ 21,562,913
Fidelity Advisor Series Equity-Income Fund (c)	3,378,594	42,908,145
Fidelity Advisor Series Growth & Income Fund (c)	2,164,489	29,675,142
Fidelity Advisor Series Growth Opportunities Fund (c)	1,709,673	20,550,269
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,256,240	19,861,157
Fidelity Advisor Series Small Cap Fund (c)	1,007,456	11,968,573
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,182,055	28,584,920
Fidelity Series 100 Index Fund (c)	966,315	13,006,604
Fidelity Series 1000 Value Index Fund (c)	426,083	4,776,391
Fidelity Series All-Sector Equity Fund (c)	2,026,954	28,620,590
Fidelity Series Commodity Strategy Fund (a)(c)	866,233	5,543,890
Fidelity Series Real Estate Equity Fund (c)	217,443	2,924,606
Fidelity Series Small Cap Opportunities Fund (c)	1,042,121	14,370,850
TOTAL DOMESTIC EQUITY FUNDS (Cost $197,381,596)		244,354,050
International Equity Funds - 14.9%

Fidelity Series Emerging Markets Fund (c)	2,057,040	35,278,240
Fidelity Series International Growth Fund (c)	2,122,212	30,793,293
Fidelity Series International Small Cap Fund (c)	442,694	7,353,153
Fidelity Series International Value Fund (c)	2,988,460	30,661,596
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $86,755,690)		104,086,282
Bond Funds - 40.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	446,844	$ 4,320,983
Fidelity Series Floating Rate High Income Fund (c)	198,048	1,938,889
Fidelity Series High Income Fund (c)	2,356,118	22,642,290
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,726,296	16,762,331
Fidelity Series Investment Grade Bond Fund (c)	20,641,847	233,252,869
Fidelity Series Real Estate Income Fund (c)	300,376	3,304,139
TOTAL BOND FUNDS (Cost $280,370,270)		282,221,501
Short-Term Funds - 10.1%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,134,171	21,277,686
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	49,791,240	49,791,240
TOTAL SHORT-TERM FUNDS (Cost $71,130,531)		71,068,926
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $635,638,087)		701,730,759
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157,626)
NET ASSETS - 100%		$ 701,573,133
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 22,599,954	$ 205,629	$ 1,467,580	$ -	$ 21,562,913
Fidelity Advisor Series Equity-Income Fund	45,056,827	654,485	2,906,332	243,213	42,908,145
Fidelity Advisor Series Growth & Income Fund	30,943,437	415,491	1,984,483	118,836	29,675,142
Fidelity Advisor Series Growth Opportunities Fund	26,264,798	160,420	6,454,897	-	20,550,269
Fidelity Advisor Series Opportunistic Insights Fund	20,765,959	189,502	1,395,008	-	19,861,157
Fidelity Advisor Series Short-Term Credit Fund	19,781,174	2,461,057	882,361	53,082	21,277,686
Fidelity Advisor Series Small Cap Fund	12,640,557	136,486	1,064,116	-	11,968,573
Fidelity Advisor Series Stock Selector Large Cap Value Fund	30,105,063	319,284	1,730,222	-	28,584,920
Fidelity Institutional Money Market Portfolio Institutional Class	47,582,889	4,505,952	2,297,600	16,782	49,791,240
Fidelity Series 100 Index Fund	13,490,045	267,591	928,613	-	13,006,604
Fidelity Series 1000 Value Index Fund	5,005,876	59,630	296,437	-	4,776,391
Fidelity Series All-Sector Equity Fund	29,927,257	276,710	1,516,290	-	28,620,590
Fidelity Series Commodity Strategy Fund	5,581,230	49,837	338,166	-	5,543,890
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 4,486,769	$ 102,839	$ 253,405	$ 62,971	$ 4,320,983
Fidelity Series Emerging Markets Fund	34,362,056	2,415,509	1,764,578	-	35,278,240
Fidelity Series Floating Rate High Income Fund	3,608,996	61,344	1,734,939	33,585	1,938,889
Fidelity Series High Income Fund	24,702,874	507,976	2,127,418	327,257	22,642,290
Fidelity Series Inflation-Protected Bond Index Fund	17,541,083	161,892	872,867	2,415	16,762,331
Fidelity Series International Growth Fund	32,507,389	848,912	2,846,918	-	30,793,293
Fidelity Series International Small Cap Fund	7,484,713	67,636	545,447	-	7,353,153
Fidelity Series International Value Fund	32,287,313	780,156	2,841,502	-	30,661,596
Fidelity Series Investment Grade Bond Fund	244,493,979	5,382,071	11,043,830	1,416,219	233,252,869
Fidelity Series Real Estate Equity Fund	3,110,746	311,023	166,554	7,584	2,924,606
Fidelity Series Real Estate Income Fund	3,554,080	86,181	242,982	41,644	3,304,139
Fidelity Series Small Cap Opportunities Fund	15,179,590	409,196	1,334,375	-	14,370,850
Total	$ 733,064,654	$ 20,836,809	$ 49,036,920	$ 2,323,588	$ 701,730,759
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $636,179,899. Net unrealized appreciation aggregated $65,550,860, of which $71,889,996 related to appreciated investment securities and $6,339,136 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2015 Fund®

June 30, 2015

1.818355.110

AFF15-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	5,206,980	$ 57,693,339
Fidelity Advisor Series Equity-Income Fund (c)	9,037,025	114,770,213
Fidelity Advisor Series Growth & Income Fund (c)	5,783,751	79,295,226
Fidelity Advisor Series Growth Opportunities Fund (c)	4,574,573	54,986,363
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,361,374	53,143,321
Fidelity Advisor Series Small Cap Fund (c)	2,696,922	32,039,436
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	5,833,755	76,422,187
Fidelity Series 100 Index Fund (c)	2,586,563	34,815,140
Fidelity Series 1000 Value Index Fund (c)	1,142,633	12,808,915
Fidelity Series All-Sector Equity Fund (c)	5,404,193	76,307,209
Fidelity Series Commodity Strategy Fund (a)(c)	1,999,603	12,797,459
Fidelity Series Real Estate Equity Fund (c)	594,374	7,994,336
Fidelity Series Small Cap Opportunities Fund (c)	2,789,216	38,463,291
TOTAL DOMESTIC EQUITY FUNDS (Cost $526,199,480)		651,536,435
International Equity Funds - 17.3%

Fidelity Series Emerging Markets Fund (c)	5,234,666	89,774,520
Fidelity Series International Growth Fund (c)	5,808,469	84,280,884
Fidelity Series International Small Cap Fund (c)	1,197,722	19,894,164
Fidelity Series International Value Fund (c)	8,179,561	83,922,293
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $228,176,368)		277,871,861
Bond Funds - 36.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,030,714	$ 9,967,008
Fidelity Series Floating Rate High Income Fund (c)	453,713	4,441,855
Fidelity Series High Income Fund (c)	5,420,292	52,089,006
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,621,562	25,455,371
Fidelity Series Investment Grade Bond Fund (c)	43,279,448	489,057,758
Fidelity Series Real Estate Income Fund (c)	686,884	7,555,724
TOTAL BOND FUNDS (Cost $585,358,160)		588,566,722
Short-Term Funds - 5.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,618,802	26,109,457
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	61,345,413	61,345,413
TOTAL SHORT-TERM FUNDS (Cost $87,527,117)		87,454,870
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,427,261,125)		1,605,429,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(530,562)
NET ASSETS - 100%		$ 1,604,899,326
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 60,355,784	$ 522,866	$ 3,797,250	$ -	$ 57,693,339
Fidelity Advisor Series Equity-Income Fund	119,514,300	1,687,602	6,712,875	644,643	114,770,213
Fidelity Advisor Series Growth & Income Fund	82,596,407	1,103,216	5,218,322	317,240	79,295,226
Fidelity Advisor Series Growth Opportunities Fund	67,908,530	325,050	14,758,879	-	54,986,363
Fidelity Advisor Series Opportunistic Insights Fund	55,457,684	482,364	3,610,444	-	53,143,321
Fidelity Advisor Series Short-Term Credit Fund	23,426,656	3,953,489	1,173,008	62,911	26,109,457
Fidelity Advisor Series Small Cap Fund	33,758,528	362,203	2,770,443	-	32,039,436
Fidelity Advisor Series Stock Selector Large Cap Value Fund	80,446,351	814,686	4,560,874	-	76,422,187
Fidelity Institutional Money Market Portfolio Institutional Class	55,771,057	8,399,152	2,824,796	20,091	61,345,413
Fidelity Series 100 Index Fund	36,009,723	719,825	2,396,817	-	34,815,140
Fidelity Series 1000 Value Index Fund	13,354,709	148,931	716,243	-	12,808,915
Fidelity Series All-Sector Equity Fund	79,949,155	725,158	4,202,544	-	76,307,209
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 12,779,891	$ 106,021	$ 667,550	$ -	$ 12,797,459
Fidelity Series Emerging Markets Debt Fund	10,307,125	230,492	534,577	145,668	9,967,008
Fidelity Series Emerging Markets Fund	88,555,975	5,158,566	4,692,530	-	89,774,520
Fidelity Series Floating Rate High Income Fund	8,218,284	140,558	3,923,246	77,382	4,441,855
Fidelity Series High Income Fund	57,095,261	1,098,924	5,090,656	756,850	52,089,006
Fidelity Series Inflation-Protected Bond Index Fund	26,742,831	229,862	1,414,390	2,694	25,455,371
Fidelity Series International Growth Fund	88,717,088	2,198,019	7,437,939	-	84,280,884
Fidelity Series International Small Cap Fund	20,424,637	172,157	1,652,205	-	19,894,164
Fidelity Series International Value Fund	88,103,016	2,073,064	7,456,918	-	83,922,293
Fidelity Series Investment Grade Bond Fund	515,166,588	10,041,324	24,393,993	2,483,239	489,057,758
Fidelity Series Real Estate Equity Fund	8,258,993	1,335,894	716,207	20,182	7,994,336
Fidelity Series Real Estate Income Fund	8,086,633	168,198	486,392	95,130	7,555,724
Fidelity Series Small Cap Opportunities Fund	40,506,944	424,369	2,772,382	-	38,463,291
Total	$ 1,681,512,150	$ 42,621,990	$ 113,981,480	$ 4,626,030	$ 1,605,429,888
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,428,110,362. Net unrealized appreciation aggregated $177,319,526, of which $191,506,581 related to appreciated investment securities and $14,187,055 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2020 Fund®

June 30, 2015

1.818359.110

AFF20-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	11,069,509	$ 122,650,165
Fidelity Advisor Series Equity-Income Fund (c)	19,213,215	244,007,828
Fidelity Advisor Series Growth & Income Fund (c)	12,303,088	168,675,343
Fidelity Advisor Series Growth Opportunities Fund (c)	9,725,000	116,894,502
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,145,921	112,977,017
Fidelity Advisor Series Small Cap Fund (c)	5,732,814	68,105,834
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,394,565	162,368,796
Fidelity Series 100 Index Fund (c)	5,498,347	74,007,748
Fidelity Series 1000 Value Index Fund (c)	2,427,761	27,215,197
Fidelity Series All-Sector Equity Fund (c)	11,501,536	162,401,683
Fidelity Series Commodity Strategy Fund (a)(c)	3,825,761	24,484,873
Fidelity Series Real Estate Equity Fund (c)	1,236,213	16,627,062
Fidelity Series Small Cap Opportunities Fund (c)	5,929,178	81,763,370
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,136,772,257)		1,382,179,418
International Equity Funds - 19.1%

Fidelity Series Emerging Markets Fund (c)	10,778,494	184,851,165
Fidelity Series International Growth Fund (c)	12,446,550	180,599,438
Fidelity Series International Small Cap Fund (c)	2,548,080	42,323,611
Fidelity Series International Value Fund (c)	17,527,874	179,835,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $492,708,872)		587,610,203
Bond Funds - 32.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,978,173	$ 19,128,929
Fidelity Series Floating Rate High Income Fund (c)	871,715	8,534,092
Fidelity Series High Income Fund (c)	10,476,996	100,683,933
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,657,799	25,807,229
Fidelity Series Investment Grade Bond Fund (c)	73,304,694	828,343,041
Fidelity Series Real Estate Income Fund (c)	1,325,722	14,582,943
TOTAL BOND FUNDS (Cost $1,004,512,171)		997,080,167
Short-Term Funds - 3.8%

Fidelity Advisor Series Short-Term Credit Fund (c)	3,455,662	34,452,949
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	81,810,931	81,810,931
TOTAL SHORT-TERM FUNDS (Cost $116,356,493)		116,263,880
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,750,349,793)		3,083,133,668
NET OTHER ASSETS (LIABILITIES) - 0.0%		(720,828)
NET ASSETS - 100%		$ 3,082,412,840
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 126,386,871	$ 1,146,463	$ 6,152,244	$ -	$ 122,650,165
Fidelity Advisor Series Equity-Income Fund	249,704,693	3,890,075	10,100,537	1,342,214	244,007,828
Fidelity Advisor Series Growth & Income Fund	173,080,838	2,170,284	8,225,264	663,631	168,675,343
Fidelity Advisor Series Growth Opportunities Fund	138,694,180	814,522	25,689,198	-	116,894,502
Fidelity Advisor Series Opportunistic Insights Fund	116,130,069	1,004,859	5,857,075	-	112,977,017
Fidelity Advisor Series Short-Term Credit Fund	29,582,107	6,068,105	1,074,021	79,827	34,452,949
Fidelity Advisor Series Small Cap Fund	70,690,728	759,070	4,783,844	-	68,105,834
Fidelity Advisor Series Stock Selector Large Cap Value Fund	168,689,690	1,367,068	7,045,554	-	162,368,796
Fidelity Institutional Money Market Portfolio Institutional Class	67,858,030	16,547,186	2,594,285	25,580	81,810,931
Fidelity Series 100 Index Fund	75,410,032	1,596,531	3,993,146	-	74,007,748
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 27,702,811	$ 619,911	$ 1,139,826	$ -	$ 27,215,197
Fidelity Series All-Sector Equity Fund	167,651,764	1,610,376	6,464,996	-	162,401,683
Fidelity Series Commodity Strategy Fund	24,138,851	202,736	953,776	-	24,484,873
Fidelity Series Emerging Markets Debt Fund	19,527,200	439,888	764,416	277,677	19,128,929
Fidelity Series Emerging Markets Fund	182,198,442	8,669,549	7,588,118	-	184,851,165
Fidelity Series Floating Rate High Income Fund	15,543,509	260,415	7,280,230	147,503	8,534,092
Fidelity Series High Income Fund	109,195,867	2,232,629	8,772,837	1,459,490	100,683,933
Fidelity Series Inflation-Protected Bond Index Fund	26,713,647	219,966	1,020,379	3,709	25,807,229
Fidelity Series International Growth Fund	187,596,587	4,328,488	12,974,462	-	180,599,438
Fidelity Series International Small Cap Fund	43,194,786	366,240	3,242,331	-	42,323,611
Fidelity Series International Value Fund	186,353,512	4,005,732	13,013,138	-	179,835,989
Fidelity Series Investment Grade Bond Fund	858,554,110	18,440,442	28,887,505	5,011,181	828,343,041
Fidelity Series Real Estate Equity Fund	17,274,870	1,991,319	779,364	42,780	16,627,062
Fidelity Series Real Estate Income Fund	15,325,390	359,029	692,082	182,916	14,582,943
Fidelity Series Small Cap Opportunities Fund	84,939,720	746,579	4,549,609	-	81,763,370
Total	$ 3,182,138,304	$ 79,857,462	$ 173,638,237	$ 9,236,508	$ 3,083,133,668
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,752,737,415. Net unrealized appreciation aggregated $330,396,253, of which $361,775,859 related to appreciated investment securities and $31,379,606 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2025 Fund®

June 30, 2015

1.818367.110

AFF25-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	12,821,790	$ 142,065,432
Fidelity Advisor Series Equity-Income Fund (c)	22,262,253	282,730,610
Fidelity Advisor Series Growth & Income Fund (c)	14,261,582	195,526,290
Fidelity Advisor Series Growth Opportunities Fund (c)	11,264,231	135,396,061
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,276,437	130,850,475
Fidelity Advisor Series Small Cap Fund (c)	6,636,416	78,840,623
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,377,159	188,340,786
Fidelity Series 100 Index Fund (c)	6,365,499	85,679,612
Fidelity Series 1000 Value Index Fund (c)	2,804,975	31,443,774
Fidelity Series All-Sector Equity Fund (c)	13,375,860	188,867,142
Fidelity Series Commodity Strategy Fund (a)(c)	3,893,324	24,917,277
Fidelity Series Real Estate Equity Fund (c)	1,437,783	19,338,181
Fidelity Series Small Cap Opportunities Fund (c)	6,865,087	94,669,546
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,317,667,096)		1,598,665,809
International Equity Funds - 21.6%

Fidelity Series Emerging Markets Fund (c)	12,184,085	208,957,055
Fidelity Series International Growth Fund (c)	14,631,705	212,306,038
Fidelity Series International Small Cap Fund (c)	3,033,648	50,388,890
Fidelity Series International Value Fund (c)	20,604,669	211,403,902
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $578,891,794)		683,055,885
Bond Funds - 24.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,005,661	$ 19,394,745
Fidelity Series Floating Rate High Income Fund (c)	897,208	8,783,670
Fidelity Series High Income Fund (c)	10,677,356	102,609,392
Fidelity Series Investment Grade Bond Fund (c)	55,503,381	627,188,204
Fidelity Series Real Estate Income Fund (c)	1,356,350	14,919,848
TOTAL BOND FUNDS (Cost $778,106,118)		772,895,859
Short-Term Funds - 3.6%

Fidelity Advisor Series Short-Term Credit Fund (c)	3,449,493	34,391,448
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	81,057,900	81,057,900
TOTAL SHORT-TERM FUNDS (Cost $115,544,679)		115,449,348
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,790,209,687)		3,170,066,901
NET OTHER ASSETS (LIABILITIES) - 0.0%		(626,489)
NET ASSETS - 100%		$ 3,169,440,412
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 144,312,076	$ 2,214,524	$ 5,912,964	$ -	$ 142,065,432
Fidelity Advisor Series Equity-Income Fund	287,919,939	5,680,660	11,423,232	1,561,564	282,730,610
Fidelity Advisor Series Growth & Income Fund	198,720,089	3,740,481	8,785,656	767,014	195,526,290
Fidelity Advisor Series Growth Opportunities Fund	156,421,792	1,647,233	26,100,200	-	135,396,061
Fidelity Advisor Series Opportunistic Insights Fund	132,598,648	2,033,952	5,738,117	-	130,850,475
Fidelity Advisor Series Short-Term Credit Fund	26,537,237	8,687,549	710,414	76,490	34,391,448
Fidelity Advisor Series Small Cap Fund	80,717,054	1,309,052	4,839,753	-	78,840,623
Fidelity Advisor Series Stock Selector Large Cap Value Fund	193,177,033	2,753,282	6,781,867	-	188,340,786
Fidelity Institutional Money Market Portfolio Institutional Class	61,834,339	21,082,175	1,858,613	24,547	81,057,900
Fidelity Series 100 Index Fund	86,640,901	1,441,026	3,534,615	-	85,679,612
Fidelity Series 1000 Value Index Fund	32,149,422	457,090	1,200,791	-	31,443,774
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 192,228,807	$ 2,872,012	$ 5,741,051	$ -	$ 188,867,142
Fidelity Series Commodity Strategy Fund	24,344,902	379,296	910,854	-	24,917,277
Fidelity Series Emerging Markets Debt Fund	19,479,638	639,312	647,273	278,402	19,394,745
Fidelity Series Emerging Markets Fund	199,588,748	13,557,400	5,677,054	-	208,957,055
Fidelity Series Floating Rate High Income Fund	15,675,548	348,960	7,251,541	149,584	8,783,670
Fidelity Series High Income Fund	107,265,912	3,877,123	6,532,709	1,453,502	102,609,392
Fidelity Series International Growth Fund	218,286,518	4,851,612	12,691,818	-	212,306,038
Fidelity Series International Small Cap Fund	50,252,763	727,881	2,929,190	-	50,388,890
Fidelity Series International Value Fund	216,774,929	4,540,981	12,775,795	-	211,403,902
Fidelity Series Investment Grade Bond Fund	625,967,564	30,124,897	14,330,055	3,694,913	627,188,204
Fidelity Series Real Estate Equity Fund	19,959,849	2,017,251	540,541	47,495	19,338,181
Fidelity Series Real Estate Income Fund	15,385,608	426,414	474,891	186,606	14,919,848
Fidelity Series Small Cap Opportunities Fund	97,449,201	1,862,871	5,365,561	-	94,669,546
Total	$ 3,203,688,517	$ 117,273,034	$ 152,754,555	$ 8,240,117	$ 3,170,066,901
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,794,230,087. Net unrealized appreciation aggregated $375,836,814, of which $404,138,555 related to appreciated investment securities and $28,301,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2030 Fund®

June 30, 2015

1.818364.110

AFF30-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	15,123,430	$ 167,567,605
Fidelity Advisor Series Equity-Income Fund (c)	26,242,646	333,281,609
Fidelity Advisor Series Growth & Income Fund (c)	16,816,281	230,551,216
Fidelity Advisor Series Growth Opportunities Fund (c)	13,286,488	159,703,588
Fidelity Advisor Series Opportunistic Insights Fund (c)	9,763,377	154,358,997
Fidelity Advisor Series Small Cap Fund (c)	7,835,603	93,086,963
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	16,883,253	221,170,614
Fidelity Series 100 Index Fund (c)	7,514,378	101,143,522
Fidelity Series 1000 Value Index Fund (c)	3,305,759	37,057,556
Fidelity Series All-Sector Equity Fund (c)	15,739,020	222,234,959
Fidelity Series Commodity Strategy Fund (a)(c)	3,850,151	24,640,965
Fidelity Series Real Estate Equity Fund (c)	1,639,604	22,052,677
Fidelity Series Small Cap Opportunities Fund (c)	8,102,605	111,734,920
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,568,805,958)		1,878,585,191
International Equity Funds - 25.7%

Fidelity Series Emerging Markets Fund (c)	13,729,364	235,458,585
Fidelity Series International Growth Fund (c)	17,499,648	253,919,890
Fidelity Series International Small Cap Fund (c)	3,590,137	59,632,181
Fidelity Series International Value Fund (c)	24,644,683	252,854,452
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $691,221,113)		801,865,108
Bond Funds - 12.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,001,930	$ 19,358,667
Fidelity Series Floating Rate High Income Fund (c)	879,035	8,605,752
Fidelity Series High Income Fund (c)	10,493,682	100,844,285
Fidelity Series Investment Grade Bond Fund (c)	22,686,524	256,357,716
Fidelity Series Real Estate Income Fund (c)	1,333,537	14,668,903
TOTAL BOND FUNDS (Cost $401,313,766)		399,835,323
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,254,471	12,507,076
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	28,659,412	28,659,412
TOTAL SHORT-TERM FUNDS (Cost $41,203,928)		41,166,488
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,702,544,765)		3,121,452,110
NET OTHER ASSETS (LIABILITIES) - 0.0%		(611,524)
NET ASSETS - 100%		$ 3,120,840,586
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 170,939,544	$ 2,190,613	$ 7,270,593	$ -	$ 167,567,605
Fidelity Advisor Series Equity-Income Fund	337,084,440	7,697,827	12,136,642	1,816,922	333,281,609
Fidelity Advisor Series Growth & Income Fund	234,898,179	3,927,247	10,473,080	905,473	230,551,216
Fidelity Advisor Series Growth Opportunities Fund	180,049,078	1,571,898	25,896,263	-	159,703,588
Fidelity Advisor Series Opportunistic Insights Fund	157,066,598	2,409,752	7,415,921	-	154,358,997
Fidelity Advisor Series Short-Term Credit Fund	13,309,442	188,175	939,244	33,887	12,507,076
Fidelity Advisor Series Small Cap Fund	95,609,790	1,671,966	6,137,242	-	93,086,963
Fidelity Advisor Series Stock Selector Large Cap Value Fund	227,730,290	2,920,647	8,567,879	-	221,170,614
Fidelity Institutional Money Market Portfolio Institutional Class	27,494,891	2,224,299	1,059,778	9,912	28,659,412
Fidelity Series 100 Index Fund	102,298,856	2,329,140	4,829,605	-	101,143,522
Fidelity Series 1000 Value Index Fund	38,001,637	480,546	1,474,292	-	37,057,556
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 227,959,760	$ 2,920,265	$ 8,083,785	$ -	$ 222,234,959
Fidelity Series Commodity Strategy Fund	24,913,457	300,243	1,684,629	-	24,640,965
Fidelity Series Emerging Markets Debt Fund	19,779,598	521,344	868,047	281,155	19,358,667
Fidelity Series Emerging Markets Fund	227,769,807	15,997,629	10,069,417	-	235,458,585
Fidelity Series Floating Rate High Income Fund	15,494,247	304,750	7,197,840	148,688	8,605,752
Fidelity Series High Income Fund	106,346,466	3,860,407	7,389,718	1,437,619	100,844,285
Fidelity Series Inflation-Protected Bond Index Fund	946	-	942	-	-
Fidelity Series International Growth Fund	263,779,980	5,044,298	17,334,878	-	253,919,890
Fidelity Series International Small Cap Fund	60,471,957	754,083	4,402,265	-	59,632,181
Fidelity Series International Value Fund	259,813,671	6,895,254	17,371,315	-	252,854,452
Fidelity Series Investment Grade Bond Fund	237,385,975	32,011,570	7,420,053	1,419,100	256,357,716
Fidelity Series Real Estate Equity Fund	23,670,120	1,998,721	1,100,615	58,073	22,052,677
Fidelity Series Real Estate Income Fund	15,363,594	372,345	655,228	184,194	14,668,903
Fidelity Series Small Cap Opportunities Fund	115,222,466	1,521,282	5,851,973	-	111,734,920
Total	$ 3,182,454,789	$ 100,114,301	$ 175,631,244	$ 6,295,023	$ 3,121,452,110
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,705,946,217. Net unrealized appreciation aggregated $415,505,893, of which $437,446,387 related to appreciated investment securities and $21,940,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2035 Fund®

June 30, 2015

1.818365.110

AFF35-QTLY-015

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	12,537,714	$ 138,917,868
Fidelity Advisor Series Equity-Income Fund (c)	21,733,659	276,017,470
Fidelity Advisor Series Growth & Income Fund (c)	13,868,195	190,132,949
Fidelity Advisor Series Growth Opportunities Fund (c)	10,968,214	131,837,932
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,095,460	127,989,216
Fidelity Advisor Series Small Cap Fund (c)	6,505,828	77,289,239
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,955,172	182,812,755
Fidelity Series 100 Index Fund (c)	6,209,699	83,582,546
Fidelity Series 1000 Value Index Fund (c)	2,719,242	30,482,701
Fidelity Series All-Sector Equity Fund (c)	13,016,610	183,794,528
Fidelity Series Commodity Strategy Fund (a)(c)	2,933,779	18,776,186
Fidelity Series Real Estate Equity Fund (c)	1,371,580	18,447,746
Fidelity Series Small Cap Opportunities Fund (c)	6,723,601	92,718,462
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,299,548,651)		1,552,799,598
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	11,144,927	191,135,506
Fidelity Series International Growth Fund (c)	14,585,215	211,631,469
Fidelity Series International Small Cap Fund (c)	2,949,630	48,993,348
Fidelity Series International Value Fund (c)	20,540,654	210,747,112
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $572,331,990)		662,507,435
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,527,586	$ 14,771,757
Fidelity Series Floating Rate High Income Fund (c)	673,657	6,595,102
Fidelity Series High Income Fund (c)	8,046,069	77,322,721
Fidelity Series Investment Grade Bond Fund (c)	1,571,792	17,761,248
Fidelity Series Real Estate Income Fund (c)	1,015,648	11,172,127
TOTAL BOND FUNDS (Cost $129,967,992)		127,622,955
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	925,350	9,225,736
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	21,531,490	21,531,490
TOTAL SHORT-TERM FUNDS (Cost $30,784,853)		30,757,226
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,032,633,486)		2,373,687,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		(459,148)
NET ASSETS - 100%		$ 2,373,228,066
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 139,071,615	$ 3,123,323	$ 4,664,622	$ -	$ 138,917,868
Fidelity Advisor Series Equity-Income Fund	274,575,945	8,834,498	7,876,331	1,474,012	276,017,470
Fidelity Advisor Series Growth & Income Fund	190,845,540	3,601,715	6,080,972	731,050	190,132,949
Fidelity Advisor Series Growth Opportunities Fund	141,746,692	1,419,989	14,424,255	-	131,837,932
Fidelity Advisor Series Opportunistic Insights Fund	128,091,910	2,851,328	4,837,232	-	127,989,216
Fidelity Advisor Series Short-Term Credit Fund	10,233,738	159,709	1,130,382	25,086	9,225,736
Fidelity Advisor Series Small Cap Fund	78,904,440	1,168,571	4,387,589	-	77,289,239
Fidelity Advisor Series Stock Selector Large Cap Value Fund	184,581,639	4,287,568	5,255,589	-	182,812,755
Fidelity Institutional Money Market Portfolio Institutional Class	21,928,807	873,154	1,270,472	7,629	21,531,490
Fidelity Series 100 Index Fund	82,346,765	2,979,336	2,810,963	-	83,582,546
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 30,631,793	$ 782,248	$ 963,335	$ -	$ 30,482,701
Fidelity Series All-Sector Equity Fund	185,329,287	4,208,608	5,247,065	-	183,794,528
Fidelity Series Commodity Strategy Fund	18,229,184	461,844	747,871	-	18,776,186
Fidelity Series Emerging Markets Debt Fund	14,881,074	425,051	474,590	213,246	14,771,757
Fidelity Series Emerging Markets Fund	184,292,937	10,906,660	5,590,025	-	191,135,506
Fidelity Series Floating Rate High Income Fund	11,610,849	261,532	5,278,443	112,220	6,595,102
Fidelity Series High Income Fund	81,052,937	2,574,407	4,805,641	1,095,353	77,322,721
Fidelity Series International Growth Fund	215,313,978	5,383,571	10,925,847	-	211,631,469
Fidelity Series International Small Cap Fund	48,363,252	1,009,221	2,628,200	-	48,993,348
Fidelity Series International Value Fund	212,338,660	6,836,583	11,182,474	-	210,747,112
Fidelity Series Investment Grade Bond Fund	13,999,115	6,694,624	2,605,177	82,615	17,761,248
Fidelity Series Real Estate Equity Fund	18,692,496	3,151,605	1,343,332	47,491	18,447,746
Fidelity Series Real Estate Income Fund	11,517,949	305,535	338,791	139,714	11,172,127
Fidelity Series Small Cap Opportunities Fund	95,577,883	1,714,940	5,290,394	-	92,718,462
Total	$ 2,394,158,485	$ 74,015,620	$ 110,159,592	$ 3,928,416	$ 2,373,687,214
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,035,308,160. Net unrealized appreciation aggregated $338,379,054, of which $354,337,771 related to appreciated investment securities and $15,958,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2040 Fund®

June 30, 2015

1.818366.110

AFF40-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	11,743,576	$ 130,118,826
Fidelity Advisor Series Equity-Income Fund (c)	20,349,162	258,434,361
Fidelity Advisor Series Growth & Income Fund (c)	12,983,730	178,006,944
Fidelity Advisor Series Growth Opportunities Fund (c)	10,269,504	123,439,441
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,582,876	119,885,272
Fidelity Advisor Series Small Cap Fund (c)	6,095,217	72,411,178
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,063,940	171,137,611
Fidelity Series 100 Index Fund (c)	5,825,782	78,415,022
Fidelity Series 1000 Value Index Fund (c)	2,543,625	28,514,036
Fidelity Series All-Sector Equity Fund (c)	12,175,332	171,915,691
Fidelity Series Commodity Strategy Fund (a)(c)	2,747,576	17,584,484
Fidelity Series Real Estate Equity Fund (c)	1,284,664	17,278,730
Fidelity Series Small Cap Opportunities Fund (c)	6,298,662	86,858,552
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,218,216,261)		1,454,000,148
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	10,431,667	178,903,097
Fidelity Series International Growth Fund (c)	13,657,115	198,164,745
Fidelity Series International Small Cap Fund (c)	2,757,814	45,807,295
Fidelity Series International Value Fund (c)	19,233,494	197,335,649
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $530,234,389)		620,210,786
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,427,801	$ 13,806,837
Fidelity Series Floating Rate High Income Fund (c)	630,940	6,176,904
Fidelity Series High Income Fund (c)	7,552,843	72,582,819
Fidelity Series Investment Grade Bond Fund (c)	1,471,757	16,630,854
Fidelity Series Real Estate Income Fund (c)	949,453	10,443,983
TOTAL BOND FUNDS (Cost $122,483,237)		119,641,397
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	866,467	8,638,674
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	20,161,280	20,161,280
TOTAL SHORT-TERM FUNDS (Cost $28,825,852)		28,799,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,899,759,739)		2,222,652,285
NET OTHER ASSETS (LIABILITIES) - 0.0%		(449,326)
NET ASSETS - 100%		$ 2,222,202,959
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 131,565,060	$ 2,608,616	$ 5,367,485	$ -	$ 130,118,826
Fidelity Advisor Series Equity-Income Fund	259,592,965	7,798,195	9,452,949	1,395,470	258,434,361
Fidelity Advisor Series Growth & Income Fund	179,678,929	3,434,152	6,786,759	689,285	178,006,944
Fidelity Advisor Series Growth Opportunities Fund	135,077,253	1,076,778	15,672,749	-	123,439,441
Fidelity Advisor Series Opportunistic Insights Fund	121,206,364	2,352,312	5,449,904	-	119,885,272
Fidelity Advisor Series Short-Term Credit Fund	9,685,199	117,232	1,128,824	25,936	8,638,674
Fidelity Advisor Series Small Cap Fund	74,645,104	883,254	4,627,586	-	72,411,178
Fidelity Advisor Series Stock Selector Large Cap Value Fund	174,448,993	3,694,172	6,283,966	-	171,137,611
Fidelity Institutional Money Market Portfolio Institutional Class	20,743,058	662,498	1,244,275	7,180	20,161,280
Fidelity Series 100 Index Fund	77,652,185	2,983,334	3,232,476	-	78,415,022
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 28,957,796	$ 656,144	$ 1,134,993	$ -	$ 28,514,036
Fidelity Series All-Sector Equity Fund	175,326,589	3,326,038	6,298,082	-	171,915,691
Fidelity Series Commodity Strategy Fund	17,242,225	241,722	688,474	-	17,584,484
Fidelity Series Emerging Markets Debt Fund	14,081,870	366,660	589,907	200,102	13,806,837
Fidelity Series Emerging Markets Fund	173,453,127	10,526,217	6,495,736	-	178,903,097
Fidelity Series Floating Rate High Income Fund	10,987,601	224,992	5,037,407	105,723	6,176,904
Fidelity Series High Income Fund	75,792,449	3,282,342	5,084,005	1,026,281	72,582,819
Fidelity Series International Growth Fund	204,618,540	3,625,492	11,912,236	-	198,164,745
Fidelity Series International Small Cap Fund	45,805,043	848,945	2,978,602	-	45,807,295
Fidelity Series International Value Fund	201,669,613	5,129,874	12,154,364	-	197,335,649
Fidelity Series Investment Grade Bond Fund	13,175,630	6,643,108	2,884,224	77,044	16,630,854
Fidelity Series Real Estate Equity Fund	18,055,060	1,981,959	815,874	44,560	17,278,730
Fidelity Series Real Estate Income Fund	10,898,223	261,274	422,298	130,925	10,443,983
Fidelity Series Small Cap Opportunities Fund	90,445,593	1,103,280	5,365,951	-	86,858,552
Total	$ 2,264,804,469	$ 63,828,590	$ 121,109,126	$ 3,702,506	$ 2,222,652,285
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,902,179,722. Net unrealized appreciation aggregated $320,472,563, of which $334,980,870 related to appreciated investment securities and $14,508,307 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2045 Fund®

June 30, 2015

1.833434.109

AFF45-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,342,048	$ 70,269,887
Fidelity Advisor Series Equity-Income Fund (c)	10,999,513	139,693,810
Fidelity Advisor Series Growth & Income Fund (c)	7,027,766	96,350,668
Fidelity Advisor Series Growth Opportunities Fund (c)	5,555,228	66,773,838
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,094,673	64,736,786
Fidelity Advisor Series Small Cap Fund (c)	3,288,414	39,066,354
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	7,071,015	92,630,294
Fidelity Series 100 Index Fund (c)	3,141,756	42,288,031
Fidelity Series 1000 Value Index Fund (c)	1,385,483	15,531,270
Fidelity Series All-Sector Equity Fund (c)	6,591,954	93,078,390
Fidelity Series Commodity Strategy Fund (a)(c)	1,485,353	9,506,257
Fidelity Series Real Estate Equity Fund (c)	696,478	9,367,634
Fidelity Series Small Cap Opportunities Fund (c)	3,399,434	46,878,201
TOTAL DOMESTIC EQUITY FUNDS (Cost $663,030,326)		786,171,420
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	5,644,780	96,807,979
Fidelity Series International Growth Fund (c)	7,384,418	107,147,908
Fidelity Series International Small Cap Fund (c)	1,495,572	24,841,449
Fidelity Series International Value Fund (c)	10,399,653	106,700,440
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $293,594,852)		335,497,776
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	769,524	$ 7,441,292
Fidelity Series Floating Rate High Income Fund (c)	341,026	3,338,645
Fidelity Series High Income Fund (c)	4,071,771	39,129,715
Fidelity Series Investment Grade Bond Fund (c)	795,761	8,992,100
Fidelity Series Real Estate Income Fund (c)	512,488	5,637,373
TOTAL BOND FUNDS (Cost $65,708,898)		64,539,125
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	468,499	4,670,932
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	10,901,352	10,901,352
TOTAL SHORT-TERM FUNDS (Cost $15,586,241)		15,572,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,037,920,317)	1,201,780,605
NET OTHER ASSETS (LIABILITIES) - 0.0%	(218,022)
NET ASSETS - 100%	$ 1,201,562,583
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 69,943,920	$ 2,418,027	$ 2,792,420	$ -	$ 70,269,887
Fidelity Advisor Series Equity-Income Fund	139,722,476	4,782,326	5,066,194	750,198	139,693,810
Fidelity Advisor Series Growth & Income Fund	95,978,233	2,934,990	3,439,317	367,375	96,350,668
Fidelity Advisor Series Growth Opportunities Fund	67,865,683	1,452,411	4,007,752	-	66,773,838
Fidelity Advisor Series Opportunistic Insights Fund	64,496,720	2,144,460	2,855,609	-	64,736,786
Fidelity Advisor Series Short-Term Credit Fund	5,136,286	126,391	572,846	12,629	4,670,932
Fidelity Advisor Series Small Cap Fund	39,679,968	1,019,492	2,441,600	-	39,066,354
Fidelity Advisor Series Stock Selector Large Cap Value Fund	93,587,750	2,568,889	3,122,398	-	92,630,294
Fidelity Institutional Money Market Portfolio Institutional Class	11,028,897	508,398	635,942	3,858	10,901,352
Fidelity Series 100 Index Fund	41,675,050	1,479,603	1,404,401	-	42,288,031
Fidelity Series 1000 Value Index Fund	15,411,426	619,628	515,032	-	15,531,270
Fidelity Series All-Sector Equity Fund	93,180,847	3,336,788	3,086,853	-	93,078,390
Fidelity Series Commodity Strategy Fund	9,087,266	306,118	304,339	-	9,506,257
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 7,481,511	$ 290,579	$ 301,603	$ 107,044	$ 7,441,292
Fidelity Series Emerging Markets Fund	92,286,951	7,055,560	3,243,421	-	96,807,979
Fidelity Series Floating Rate High Income Fund	5,836,560	188,744	2,687,027	56,581	3,338,645
Fidelity Series High Income Fund	40,383,368	2,037,496	2,533,494	548,979	39,129,715
Fidelity Series International Growth Fund	108,601,819	3,551,471	5,938,037	-	107,147,908
Fidelity Series International Small Cap Fund	24,420,397	736,617	1,451,296	-	24,841,449
Fidelity Series International Value Fund	107,078,702	4,306,838	6,066,692	-	106,700,440
Fidelity Series Investment Grade Bond Fund	6,998,992	3,875,403	1,721,476	42,175	8,992,100
Fidelity Series Real Estate Equity Fund	9,609,815	1,097,605	316,016	23,256	9,367,634
Fidelity Series Real Estate Income Fund	5,763,900	222,822	192,417	70,121	5,637,373
Fidelity Series Small Cap Opportunities Fund	48,151,887	1,460,571	3,097,191	-	46,878,201
Total	$ 1,203,408,424	$ 48,521,227	$ 57,793,373	$ 1,982,216	$ 1,201,780,605
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,040,127,329. Net unrealized appreciation aggregated $161,653,276, of which $169,989,544 related to appreciated investment securities and $8,336,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2050 Fund®

June 30, 2015

1.833438.109

AFF50-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	4,639,861	$ 51,409,662
Fidelity Advisor Series Equity-Income Fund (c)	8,046,811	102,194,498
Fidelity Advisor Series Growth & Income Fund (c)	5,138,092	70,443,235
Fidelity Advisor Series Growth Opportunities Fund (c)	4,064,932	48,860,488
Fidelity Advisor Series Opportunistic Insights Fund (c)	2,995,701	47,362,033
Fidelity Advisor Series Small Cap Fund (c)	2,405,990	28,583,166
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	5,172,345	67,757,716
Fidelity Series 100 Index Fund (c)	2,299,390	30,949,784
Fidelity Series 1000 Value Index Fund (c)	1,008,824	11,308,921
Fidelity Series All-Sector Equity Fund (c)	4,825,631	68,137,903
Fidelity Series Commodity Strategy Fund (a)(c)	1,086,543	6,953,876
Fidelity Series Real Estate Equity Fund (c)	508,764	6,842,881
Fidelity Series Small Cap Opportunities Fund (c)	2,487,159	34,297,923
TOTAL DOMESTIC EQUITY FUNDS (Cost $483,126,920)		575,102,086
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	4,130,809	70,843,375
Fidelity Series International Growth Fund (c)	5,401,858	78,380,959
Fidelity Series International Small Cap Fund (c)	1,095,590	18,197,754
Fidelity Series International Value Fund (c)	7,607,552	78,053,484
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $213,544,633)		245,475,572
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	562,082	$ 5,435,333
Fidelity Series Floating Rate High Income Fund (c)	249,445	2,442,069
Fidelity Series High Income Fund (c)	2,975,518	28,594,729
Fidelity Series Investment Grade Bond Fund (c)	582,138	6,578,162
Fidelity Series Real Estate Income Fund (c)	373,723	4,110,948
TOTAL BOND FUNDS (Cost $48,205,500)		47,161,241
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	342,717	3,416,884
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	7,974,678	7,974,678
TOTAL SHORT-TERM FUNDS (Cost $11,401,764)		11,391,562
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $756,278,817)		879,130,461
NET OTHER ASSETS (LIABILITIES) - 0.0%		(163,996)
NET ASSETS - 100%		$ 878,966,465
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 50,992,463	$ 1,853,739	$ 1,944,974	$ -	$ 51,409,662
Fidelity Advisor Series Equity-Income Fund	101,422,163	4,106,219	3,505,708	544,887	102,194,498
Fidelity Advisor Series Growth & Income Fund	69,858,447	2,713,102	2,761,473	267,544	70,443,235
Fidelity Advisor Series Growth Opportunities Fund	48,540,568	1,547,738	2,271,682	-	48,860,488
Fidelity Advisor Series Opportunistic Insights Fund	46,707,300	1,971,914	2,005,698	-	47,362,033
Fidelity Advisor Series Short-Term Credit Fund	3,722,619	115,163	407,055	9,212	3,416,884
Fidelity Advisor Series Small Cap Fund	28,800,321	977,090	1,781,213	-	28,583,166
Fidelity Advisor Series Stock Selector Large Cap Value Fund	67,961,494	2,397,818	2,296,044	-	67,757,716
Fidelity Institutional Money Market Portfolio Institutional Class	8,001,549	422,111	448,982	2,808	7,974,678
Fidelity Series 100 Index Fund	30,534,724	1,088,767	1,067,732	-	30,949,784
Fidelity Series 1000 Value Index Fund	11,280,092	415,634	397,563	-	11,308,921
Fidelity Series All-Sector Equity Fund	67,632,263	2,807,430	2,102,302	-	68,137,903
Fidelity Series Commodity Strategy Fund	6,567,526	333,177	250,419	-	6,953,876
Fidelity Series Emerging Markets Debt Fund	5,427,471	253,072	223,007	77,908	5,435,333
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 66,992,725	$ 5,426,254	$ 2,087,458	$ -	$ 70,843,375
Fidelity Series Floating Rate High Income Fund	4,235,176	168,053	1,961,283	42,038	2,442,069
Fidelity Series High Income Fund	29,324,894	1,667,891	1,841,730	400,705	28,594,729
Fidelity Series International Growth Fund	79,011,570	2,946,222	4,243,870	-	78,380,959
Fidelity Series International Small Cap Fund	17,396,443	866,017	875,039	-	18,197,754
Fidelity Series International Value Fund	77,853,453	3,547,712	4,337,808	-	78,053,484
Fidelity Series Investment Grade Bond Fund	5,077,706	2,690,874	1,070,921	31,572	6,578,162
Fidelity Series Real Estate Equity Fund	6,973,997	835,096	215,853	17,167	6,842,881
Fidelity Series Real Estate Income Fund	4,166,597	197,360	138,586	51,141	4,110,948
Fidelity Series Small Cap Opportunities Fund	34,844,552	-	-	-	34,297,923
Total	$ 873,326,113	$ 39,348,453	$ 38,236,400	$ 1,444,981	$ 879,130,461
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $758,230,665. Net unrealized appreciation aggregated $120,899,796, of which $126,932,673 related to appreciated investment securities and $6,032,877 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom® 2055 Fund

June 30, 2015

1.927047.104

AFF55-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	1,366,248	$ 15,138,029
Fidelity Advisor Series Equity-Income Fund (c)	2,369,669	30,094,800
Fidelity Advisor Series Growth & Income Fund (c)	1,513,400	20,748,707
Fidelity Advisor Series Growth Opportunities Fund (c)	1,196,765	14,385,119
Fidelity Advisor Series Opportunistic Insights Fund (c)	882,075	13,945,601
Fidelity Advisor Series Small Cap Fund (c)	708,321	8,414,856
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	1,525,259	19,980,898
Fidelity Series 100 Index Fund (c)	677,230	9,115,517
Fidelity Series 1000 Value Index Fund (c)	296,847	3,327,651
Fidelity Series All-Sector Equity Fund (c)	1,419,801	20,047,594
Fidelity Series Commodity Strategy Fund (a)(c)	318,365	2,037,536
Fidelity Series Real Estate Equity Fund (c)	151,218	2,033,883
Fidelity Series Small Cap Opportunities Fund (c)	732,275	10,098,073
TOTAL DOMESTIC EQUITY FUNDS (Cost $156,267,718)		169,368,264
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	1,219,193	20,909,157
Fidelity Series International Growth Fund (c)	1,590,947	23,084,640
Fidelity Series International Small Cap Fund (c)	322,877	5,362,987
Fidelity Series International Value Fund (c)	2,240,558	22,988,126
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $69,255,105)		72,344,910
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	164,844	$ 1,594,043
Fidelity Series Floating Rate High Income Fund (c)	73,052	715,176
Fidelity Series High Income Fund (c)	872,387	8,383,636
Fidelity Series Investment Grade Bond Fund (c)	171,443	1,937,311
Fidelity Series Real Estate Income Fund (c)	111,053	1,221,580
TOTAL BOND FUNDS (Cost $14,386,560)		13,851,746
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	100,935	1,006,321
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	2,348,635	2,348,635
TOTAL SHORT-TERM FUNDS (Cost $3,357,908)		3,354,956
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $243,267,291)		258,919,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,933)
NET ASSETS - 100%		$ 258,875,943
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 14,086,899	$ 1,519,764	$ 607,022	$ -	$ 15,138,029
Fidelity Advisor Series Equity-Income Fund	28,153,918	2,928,306	1,006,327	151,427	30,094,800
Fidelity Advisor Series Growth & Income Fund	19,351,812	1,992,050	746,090	74,189	20,748,707
Fidelity Advisor Series Growth Opportunities Fund	13,063,931	1,592,914	551,281	-	14,385,119
Fidelity Advisor Series Opportunistic Insights Fund	12,959,379	1,384,647	591,635	-	13,945,601
Fidelity Advisor Series Short-Term Credit Fund	941,223	117,886	48,770	2,580	1,006,321
Fidelity Advisor Series Small Cap Fund	7,957,011	799,689	505,914	-	8,414,856
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,793,883	1,959,480	658,436	-	19,980,898
Fidelity Institutional Money Market Portfolio Institutional Class	2,216,677	223,419	91,461	791	2,348,635
Fidelity Series 100 Index Fund	8,404,068	888,148	277,896	-	9,115,517
Fidelity Series 1000 Value Index Fund	3,081,539	348,624	101,699	-	3,327,651
Fidelity Series All-Sector Equity Fund	18,690,062	2,043,231	609,805	-	20,047,594
Fidelity Series Commodity Strategy Fund	2,223,414	180,943	458,527	-	2,037,536
Fidelity Series Emerging Markets Debt Fund	1,495,331	198,358	91,945	21,678	1,594,043
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 18,225,158	$ 3,186,796	$ 584,970	$ -	$ 20,909,157
Fidelity Series Floating Rate High Income Fund	1,195,373	113,149	593,079	11,938	715,176
Fidelity Series High Income Fund	7,824,042	1,082,828	358,717	113,056	8,383,636
Fidelity Series International Growth Fund	21,782,706	2,270,799	1,119,658	-	23,084,640
Fidelity Series International Small Cap Fund	4,935,643	529,768	331,473	-	5,362,987
Fidelity Series International Value Fund	21,471,305	2,293,596	1,013,967	-	22,988,126
Fidelity Series Investment Grade Bond Fund	1,504,146	941,816	473,835	8,932	1,937,311
Fidelity Series Real Estate Equity Fund	1,917,589	392,613	62,397	4,942	2,033,883
Fidelity Series Real Estate Income Fund	1,148,985	143,973	38,003	14,933	1,221,580
Fidelity Series Small Cap Opportunities Fund	9,666,462	975,984	612,842	-	10,098,073
Total	$ 241,090,556	$ 28,108,781	$ 11,535,749	$ 404,466	$ 258,919,876
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $243,980,800. Net unrealized appreciation aggregated $14,939,076, of which $17,776,108 related to appreciated investment securities and $2,837,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2060 Fund®

June 30, 2015

1.9858330.100

AFF60-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	46,453	$ 514,694
Fidelity Advisor Series Equity-Income Fund (c)	80,758	1,025,624
Fidelity Advisor Series Growth & Income Fund (c)	51,645	708,056
Fidelity Advisor Series Growth Opportunities Fund (c)	40,806	490,491
Fidelity Advisor Series Opportunistic Insights Fund (c)	30,362	480,016
Fidelity Advisor Series Small Cap Fund (c)	24,039	285,580
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	51,911	680,031
Fidelity Series 100 Index Fund (c)	23,060	310,392
Fidelity Series 1000 Value Index Fund (c)	10,156	113,853
Fidelity Series All-Sector Equity Fund (c)	48,381	683,141
Fidelity Series Commodity Strategy Fund (a)(c)	10,892	69,709
Fidelity Series Real Estate Equity Fund (c)	5,053	67,962
Fidelity Series Small Cap Opportunities Fund (c)	24,869	342,946
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,730,078)		5,772,495
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	41,470	711,218
Fidelity Series International Growth Fund (c)	54,223	786,771
Fidelity Series International Small Cap Fund (c)	11,000	182,714
Fidelity Series International Value Fund (c)	76,365	783,507
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,450,143)		2,464,210
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,613	$ 54,280
Fidelity Series Floating Rate High Income Fund (c)	2,490	24,377
Fidelity Series High Income Fund (c)	29,876	287,105
Fidelity Series Investment Grade Bond Fund (c)	5,842	66,018
Fidelity Series Real Estate Income Fund (c)	3,759	41,345
TOTAL BOND FUNDS (Cost $489,475)		473,125
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	3,440	34,296
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	80,046	80,046
TOTAL SHORT-TERM FUNDS (Cost $114,433)		114,342
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,784,129)		8,824,172
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,107)
NET ASSETS - 100%		$ 8,821,065
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 353,521	$ 190,321	$ 32,989	$ -	$ 514,694
Fidelity Advisor Series Equity-Income Fund	707,283	385,237	64,018	3,762	1,025,624
Fidelity Advisor Series Growth & Income Fund	487,676	265,587	46,174	1,846	708,056
Fidelity Advisor Series Growth Opportunities Fund	318,390	184,198	18,714	-	490,491
Fidelity Advisor Series Opportunistic Insights Fund	326,097	177,358	29,032	-	480,016
Fidelity Advisor Series Short-Term Credit Fund	23,018	13,687	2,291	74	34,296
Fidelity Advisor Series Small Cap Fund	200,479	104,366	24,167	-	285,580
Fidelity Advisor Series Stock Selector Large Cap Value Fund	472,950	255,666	42,284	-	680,031
Fidelity Institutional Money Market Portfolio Institutional Class	56,252	29,452	5,659	23	80,046
Fidelity Series 100 Index Fund	211,084	116,854	19,334	-	310,392
Fidelity Series 1000 Value Index Fund	78,435	42,762	6,934	-	113,853
Fidelity Series All-Sector Equity Fund	470,740	258,353	41,659	-	683,141
Fidelity Series Commodity Strategy Fund	47,745	25,265	5,635	-	69,709
Fidelity Series Emerging Markets Debt Fund	35,884	21,949	3,109	630	54,280
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund	$ 465,641	$ 295,877	$ 48,943	$ -	$ 711,218
Fidelity Series Floating Rate High Income Fund	29,473	13,359	18,394	340	24,377
Fidelity Series High Income Fund	204,550	109,886	21,725	3,330	287,105
Fidelity Series International Growth Fund	545,165	295,641	54,281	-	786,771
Fidelity Series International Small Cap Fund	124,995	66,256	14,529	-	182,714
Fidelity Series International Value Fund	537,491	298,499	54,264	-	783,507
Fidelity Series Investment Grade Bond Fund	33,417	45,337	11,811	243	66,018
Fidelity Series Real Estate Equity Fund	48,806	29,718	4,338	153	67,962
Fidelity Series Real Estate Income Fund	29,252	15,589	2,479	458	41,345
Fidelity Series Small Cap Opportunities Fund	243,810	123,153	25,693	-	342,946
Total	$ 6,052,154	$ 3,364,370	$ 598,456	$ 10,859	$ 8,824,172
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $8,809,240. Net unrealized appreciation aggregated $14,932, of which $151,392 related to appreciated investment securities and $136,460 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor Freedom Income Fund®

June 30, 2015

1.818360.110

AFF-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	384,987	$ 4,265,652
Fidelity Advisor Series Equity-Income Fund (c)	664,657	8,441,144
Fidelity Advisor Series Growth & Income Fund (c)	425,017	5,826,980
Fidelity Advisor Series Growth Opportunities Fund (c)	338,292	4,066,275
Fidelity Advisor Series Opportunistic Insights Fund (c)	248,606	3,930,469
Fidelity Advisor Series Small Cap Fund (c)	200,004	2,376,045
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	428,779	5,617,011
Fidelity Series 100 Index Fund (c)	190,826	2,568,522
Fidelity Series 1000 Value Index Fund (c)	83,884	940,345
Fidelity Series All-Sector Equity Fund (c)	395,432	5,583,504
Fidelity Series Commodity Strategy Fund (a)(c)	344,467	2,204,591
Fidelity Series Real Estate Equity Fund (c)	42,514	571,811
Fidelity Series Small Cap Opportunities Fund (c)	206,613	2,849,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,429,081)		49,241,545
International Equity Funds - 7.4%

Fidelity Series Emerging Markets Fund (c)	449,632	7,711,184
Fidelity Series International Growth Fund (c)	359,067	5,210,061
Fidelity Series International Small Cap Fund (c)	72,068	1,197,056
Fidelity Series International Value Fund (c)	505,678	5,188,259
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,065,057)		19,306,560
Bond Funds - 49.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	168,438	$ 1,628,800
Fidelity Series Floating Rate High Income Fund (c)	73,273	717,347
Fidelity Series High Income Fund (c)	873,785	8,397,071
Fidelity Series Inflation-Protected Bond Index Fund (c)	938,580	9,113,610
Fidelity Series Investment Grade Bond Fund (c)	9,483,144	107,159,532
Fidelity Series Real Estate Income Fund (c)	110,982	1,220,804
TOTAL BOND FUNDS (Cost $126,283,056)		128,237,164
Short-Term Funds - 24.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,913,816	19,080,750
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	44,527,429	44,527,429
TOTAL SHORT-TERM FUNDS (Cost $63,664,789)		63,608,179
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $246,441,983)		260,393,448
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58,434)
NET ASSETS - 100%		$ 260,335,014
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ 4,424,024	$ 68,876	$ 272,036	$ -	$ 4,265,652
Fidelity Advisor Series Equity-Income Fund	8,782,837	185,327	548,804	47,229	8,441,144
Fidelity Advisor Series Growth & Income Fund	6,026,084	143,977	402,495	23,126	5,826,980
Fidelity Advisor Series Growth Opportunities Fund	4,699,714	55,626	793,027	-	4,066,275
Fidelity Advisor Series Opportunistic Insights Fund	4,065,046	63,776	258,382	-	3,930,469
Fidelity Advisor Series Short-Term Credit Fund	19,582,549	573,314	997,923	50,645	19,080,750
Fidelity Advisor Series Small Cap Fund	2,474,429	38,722	187,258	-	2,376,045
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,911,629	90,585	365,151	-	5,617,011
Fidelity Institutional Money Market Portfolio Institutional Class	45,871,673	1,252,150	2,596,395	15,835	44,527,429
Fidelity Series 100 Index Fund	2,637,039	62,072	166,289	-	2,568,522
Fidelity Series 1000 Value Index Fund	974,884	19,748	55,886	-	940,345
Fidelity Series All-Sector Equity Fund	5,826,625	97,852	329,057	-	5,583,504
Fidelity Series Commodity Strategy Fund	2,192,292	31,510	118,565	-	2,204,591
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 1,679,019	$ 49,069	$ 93,204	$ 23,871	$ 1,628,800
Fidelity Series Emerging Markets Fund	7,360,983	752,033	454,699	-	7,711,184
Fidelity Series Floating Rate High Income Fund	1,358,066	29,040	670,767	12,876	717,347
Fidelity Series High Income Fund	9,184,343	223,380	847,451	122,230	8,397,071
Fidelity Series Inflation-Protected Bond Index Fund	9,534,745	148,192	531,055	1,322	9,113,610
Fidelity Series International Growth Fund	5,549,631	84,700	476,547	-	5,210,061
Fidelity Series International Small Cap Fund	1,249,186	19,314	129,854	-	1,197,056
Fidelity Series International Value Fund	5,361,104	84,664	331,577	-	5,188,259
Fidelity Series Investment Grade Bond Fund	113,168,186	2,607,040	6,007,337	658,819	107,159,532
Fidelity Series Real Estate Equity Fund	616,665	50,903	30,791	1,481	571,811
Fidelity Series Real Estate Income Fund	1,318,889	34,560	98,173	15,408	1,220,804
Fidelity Series Small Cap Opportunities Fund	2,997,769	98,761	270,676	-	2,849,196
Total	$ 272,847,411	$ 6,865,191	$ 17,033,399	$ 972,842	$ 260,393,448
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $246,820,201. Net unrealized appreciation aggregated $13,573,247, of which $15,854,931 related to appreciated investment securities and $2,281,684 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2005 Fund

June 30, 2015

1.818352.110

F05-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	453,449	$ 6,103,420
Fidelity Series 1000 Value Index Fund (c)	305,527	3,424,959
Fidelity Series All-Sector Equity Fund (c)	1,387,031	19,584,879
Fidelity Series Blue Chip Growth Fund (c)	1,199,020	15,407,401
Fidelity Series Commodity Strategy Fund (a)(c)	804,875	5,151,201
Fidelity Series Equity-Income Fund (c)	2,041,380	25,782,634
Fidelity Series Growth & Income Fund (c)	1,448,033	19,794,613
Fidelity Series Growth Company Fund (c)	1,887,104	24,022,831
Fidelity Series Intrinsic Opportunities Fund (c)	880,705	13,809,458
Fidelity Series Opportunistic Insights Fund (c)	827,334	12,956,057
Fidelity Series Real Estate Equity Fund (c)	156,889	2,110,157
Fidelity Series Small Cap Discovery Fund (c)	310,573	3,434,942
Fidelity Series Small Cap Opportunities Fund (c)	751,728	10,366,335
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,316,270	17,019,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $154,345,523)		178,968,259
International Equity Funds - 11.8%

Fidelity Series Emerging Markets Fund (c)	1,498,273	25,695,388
Fidelity Series International Growth Fund (c)	1,478,944	21,459,476
Fidelity Series International Small Cap Fund (c)	296,776	4,929,454
Fidelity Series International Value Fund (c)	2,082,640	21,367,882
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $68,511,344)		73,452,200
Bond Funds - 43.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	417,008	$ 4,032,466
Fidelity Series Floating Rate High Income Fund (c)	160,013	1,566,528
Fidelity Series High Income Fund (c)	2,132,980	20,497,935
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,936,921	18,807,506
Fidelity Series Investment Grade Bond Fund (c)	19,886,475	224,717,164
Fidelity Series Real Estate Income Fund (c)	264,463	2,909,098
TOTAL BOND FUNDS (Cost $278,893,617)		272,530,697
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	67,163,027	67,163,027
Fidelity Series Short-Term Credit Fund (c)	2,853,179	28,446,198
TOTAL SHORT-TERM FUNDS (Cost $95,693,900)		95,609,225
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $597,444,384)		620,560,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		653
NET ASSETS - 100%		$ 620,561,034
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 53,736,658	$ 15,588,710	$ 2,162,341	$ 22,393	$ 67,163,027
Fidelity Series 100 Index Fund	6,275,981	93,570	350,190	-	6,103,420
Fidelity Series 1000 Value Index Fund	3,574,116	37,621	192,760	-	3,424,959
Fidelity Series All-Sector Equity Fund	20,495,442	168,557	1,036,998	-	19,584,879
Fidelity Series Blue Chip Growth Fund	15,854,437	350,484	902,846	-	15,407,401
Fidelity Series Commodity Strategy Fund	5,054,896	34,174	167,959	-	5,151,201
Fidelity Series Emerging Markets Debt Fund	4,099,321	85,871	136,371	58,529	4,032,466
Fidelity Series Emerging Markets Fund	25,272,843	1,099,163	898,746	-	25,695,388
Fidelity Series Equity-Income Fund	26,831,691	375,070	1,467,338	156,202	25,782,634
Fidelity Series Floating Rate High Income Fund	3,170,407	56,334	1,665,186	28,898	1,566,528
Fidelity Series Growth & Income Fund	20,454,897	257,557	1,101,871	89,424	19,794,613
Fidelity Series Growth Company Fund	24,102,011	-	365,530	-	24,022,831
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 22,117,636	$ 453,732	$ 1,669,979	$ 296,831	$ 20,497,935
Fidelity Series Inflation-Protected Bond Index Fund	19,420,974	141,226	676,488	2,707	18,807,506
Fidelity Series International Growth Fund	22,606,868	160,020	1,510,608	-	21,459,476
Fidelity Series International Small Cap Fund	5,149,802	36,724	497,848	-	4,929,454
Fidelity Series International Value Fund	22,223,858	160,020	1,317,385	-	21,367,882
Fidelity Series Intrinsic Opportunities Fund	13,666,097	110,085	482,875	-	13,809,458
Fidelity Series Investment Grade Bond Fund	233,440,707	4,195,256	7,497,357	1,368,293	224,717,164
Fidelity Series Opportunistic Insights Fund	13,309,437	110,085	662,642	-	12,956,057
Fidelity Series Real Estate Equity Fund	2,432,048	25,832	98,821	5,709	2,110,157
Fidelity Series Real Estate Income Fund	3,096,582	58,175	163,338	36,760	2,909,098
Fidelity Series Short-Term Credit Fund	40,926,018	460,356	12,827,198	89,854	28,446,198
Fidelity Series Small Cap Discovery Fund	3,620,151	140,498	255,452	1,240	3,434,942
Fidelity Series Small Cap Opportunities Fund	10,844,701	89,085	649,628	-	10,366,335
Fidelity Series Stock Selector Large Cap Value Fund	17,918,432	146,612	983,428	-	17,019,372
Total	$ 639,696,011	$ 24,434,817	$ 39,741,183	$ 2,156,840	$ 620,560,381
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $598,639,566. Net unrealized appreciation aggregated $21,920,815, of which $34,330,663 related to appreciated investment securities and $12,409,848 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2010 Fund

June 30, 2015

1.818356.110

F10-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,273,061	$ 57,515,408
Fidelity Series 1000 Value Index Fund (c)	2,881,864	32,305,697
Fidelity Series All-Sector Equity Fund (c)	13,130,987	185,409,540
Fidelity Series Blue Chip Growth Fund (c)	11,334,505	145,648,393
Fidelity Series Commodity Strategy Fund (a)(c)	6,175,032	39,520,202
Fidelity Series Equity-Income Fund (c)	19,298,449	243,739,411
Fidelity Series Growth & Income Fund (c)	13,671,490	186,889,269
Fidelity Series Growth Company Fund (c)	17,959,142	228,619,882
Fidelity Series Intrinsic Opportunities Fund (c)	8,046,040	126,161,908
Fidelity Series Opportunistic Insights Fund (c)	7,821,373	122,482,706
Fidelity Series Real Estate Equity Fund (c)	1,489,153	20,029,106
Fidelity Series Small Cap Discovery Fund (c)	2,936,039	32,472,592
Fidelity Series Small Cap Opportunities Fund (c)	7,106,439	97,997,790
Fidelity Series Stock Selector Large Cap Value Fund (c)	12,429,458	160,712,894
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,373,023,298)		1,679,504,798
International Equity Funds - 14.7%

Fidelity Series Emerging Markets Fund (c)	13,776,271	236,263,039
Fidelity Series International Growth Fund (c)	14,484,647	210,172,227
Fidelity Series International Small Cap Fund (c)	2,906,536	48,277,568
Fidelity Series International Value Fund (c)	20,397,421	209,277,544
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $631,091,283)		703,990,378
Bond Funds - 40.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,218,650	$ 31,124,346
Fidelity Series Floating Rate High Income Fund (c)	1,264,931	12,383,674
Fidelity Series High Income Fund (c)	16,323,506	156,868,897
Fidelity Series Inflation-Protected Bond Index Fund (c)	11,833,192	114,900,294
Fidelity Series Investment Grade Bond Fund (c)	140,665,907	1,589,524,754
Fidelity Series Real Estate Income Fund (c)	2,047,869	22,526,557
TOTAL BOND FUNDS (Cost $1,968,072,823)		1,927,328,522
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	337,092,992	337,092,992
Fidelity Series Short-Term Credit Fund (c)	14,292,293	142,494,158
TOTAL SHORT-TERM FUNDS (Cost $480,011,437)		479,587,150
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,452,198,841)		4,790,410,848
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,831
NET ASSETS - 100%		$ 4,790,417,679
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 263,421,239	$ 83,040,117	$ 9,368,364	$ 108,994	$ 337,092,992
Fidelity Series 100 Index Fund	59,131,612	234,058	2,639,659	-	57,515,408
Fidelity Series 1000 Value Index Fund	33,564,594	22,478	1,333,475	-	32,305,697
Fidelity Series All-Sector Equity Fund	193,087,366	129,133	7,388,071	-	185,409,540
Fidelity Series Blue Chip Growth Fund	149,722,505	2,564,598	7,641,249	-	145,648,393
Fidelity Series Commodity Strategy Fund	38,858,253	21,438	1,125,226	-	39,520,202
Fidelity Series Emerging Markets Debt Fund	31,680,969	468,298	902,791	451,132	31,124,346
Fidelity Series Emerging Markets Fund	233,896,417	7,149,652	6,905,894	-	236,263,039
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund	$ 252,480,161	$ 1,621,119	$ 10,738,942	$ 1,466,722	$ 243,739,411
Fidelity Series Floating Rate High Income Fund	24,469,351	234,099	12,355,956	224,110	12,383,674
Fidelity Series Growth & Income Fund	192,631,386	1,018,997	8,490,262	839,271	186,889,269
Fidelity Series Growth Company Fund	227,940,501	-	2,025,057	-	228,619,882
Fidelity Series High Income Fund	168,770,946	3,082,182	11,916,782	2,260,052	156,868,897
Fidelity Series Inflation-Protected Bond Index Fund	118,860,726	85,111	3,571,206	16,511	114,900,294
Fidelity Series International Growth Fund	221,349,699	126,919	13,299,883	-	210,172,227
Fidelity Series International Small Cap Fund	50,428,068	29,052	4,532,423	-	48,277,568
Fidelity Series International Value Fund	217,597,409	126,919	11,409,347	-	209,277,544
Fidelity Series Intrinsic Opportunities Fund	128,797,023	84,247	7,591,529	-	126,161,908
Fidelity Series Investment Grade Bond Fund	1,652,709,077	20,218,118	45,158,523	9,653,733	1,589,524,754
Fidelity Series Opportunistic Insights Fund	125,649,909	84,247	5,119,649	-	122,482,706
Fidelity Series Real Estate Equity Fund	23,129,058	69,533	808,144	53,989	20,029,106
Fidelity Series Real Estate Income Fund	24,013,368	296,681	1,149,341	283,200	22,526,557
Fidelity Series Short-Term Credit Fund	202,708,753	1,802,561	61,456,025	451,847	142,494,158
Fidelity Series Small Cap Discovery Fund	34,215,045	1,072,800	2,149,971	11,701	32,472,592
Fidelity Series Small Cap Opportunities Fund	102,203,374	258,808	5,229,737	-	97,997,790
Fidelity Series Stock Selector Large Cap Value Fund	169,158,331	685,527	8,533,983	-	160,712,894
Total	$ 4,940,475,140	$ 124,526,692	$ 252,841,489	$ 15,821,262	$ 4,790,410,848
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $4,461,192,369. Net unrealized appreciation aggregated $329,218,479, of which $407,719,418 related to appreciated investment securities and $78,500,939 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2015 Fund

June 30, 2015

1.818357.110

F15-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Fidelity Series 100 Index Fund (c)	6,169,800	$ 83,045,503
Fidelity Series 1000 Value Index Fund (c)	4,148,152	46,500,784
Fidelity Series All-Sector Equity Fund (c)	18,987,703	268,106,372
Fidelity Series Blue Chip Growth Fund (c)	16,381,548	210,502,895
Fidelity Series Commodity Strategy Fund (a)(c)	7,443,655	47,639,394
Fidelity Series Equity-Income Fund (c)	27,891,196	352,265,803
Fidelity Series Growth & Income Fund (c)	19,784,238	270,450,535
Fidelity Series Growth Company Fund (c)	25,536,753	325,082,870
Fidelity Series Intrinsic Opportunities Fund (c)	11,660,922	182,843,264
Fidelity Series Opportunistic Insights Fund (c)	11,303,824	177,017,888
Fidelity Series Real Estate Equity Fund (c)	2,130,675	28,657,583
Fidelity Series Small Cap Discovery Fund (c)	4,243,360	46,931,566
Fidelity Series Small Cap Opportunities Fund (c)	10,270,462	141,629,674
Fidelity Series Stock Selector Large Cap Value Fund (c)	17,948,294	232,071,439
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,942,635,006)		2,412,745,570
International Equity Funds - 17.2%

Fidelity Series Emerging Markets Fund (c)	19,111,116	327,755,648
Fidelity Series International Growth Fund (c)	21,431,764	310,974,898
Fidelity Series International Small Cap Fund (c)	4,302,706	71,467,953
Fidelity Series International Value Fund (c)	30,181,060	309,657,674
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $887,113,152)		1,019,856,173
Bond Funds - 36.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,869,640	$ 37,419,418
Fidelity Series Floating Rate High Income Fund (c)	1,674,079	16,389,230
Fidelity Series High Income Fund (c)	19,940,175	191,625,080
Fidelity Series Inflation-Protected Bond Index Fund (c)	9,749,888	94,671,416
Fidelity Series Investment Grade Bond Fund (c)	159,668,568	1,804,254,814
Fidelity Series Real Estate Income Fund (c)	2,529,627	27,825,895
TOTAL BOND FUNDS (Cost $2,178,394,461)		2,172,185,853
Short-Term Funds - 5.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	224,636,955	224,636,955
Fidelity Series Short-Term Credit Fund (c)	9,494,033	94,655,513
TOTAL SHORT-TERM FUNDS (Cost $319,568,376)		319,292,468
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,327,710,995)		5,924,080,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,539
NET ASSETS - 100%		$ 5,924,081,603
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 172,766,198	$ 56,655,746	$ 4,784,989	$ 71,018	$ 224,636,955
Fidelity Series 100 Index Fund	84,404,041	435,645	2,902,056	-	83,045,503
Fidelity Series 1000 Value Index Fund	47,684,655	189,253	1,433,661	-	46,500,784
Fidelity Series All-Sector Equity Fund	275,919,719	1,085,489	8,228,993	-	268,106,372
Fidelity Series Blue Chip Growth Fund	215,397,883	1,741,905	8,026,075	-	210,502,895
Fidelity Series Commodity Strategy Fund	47,301,893	154,353	1,953,101	-	47,639,394
Fidelity Series Emerging Markets Debt Fund	37,838,482	664,433	930,202	540,913	37,419,418
Fidelity Series Emerging Markets Fund	317,632,796	14,971,362	7,624,391	-	327,755,648
Fidelity Series Equity-Income Fund	360,710,990	3,506,041	12,410,301	2,094,308	352,265,803
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Floating Rate High Income Fund	$ 29,677,305	$ 354,237	$ 13,656,929	$ 283,891	$ 16,389,230
Fidelity Series Growth & Income Fund	274,955,734	2,283,491	9,162,157	1,199,503	270,450,535
Fidelity Series Growth Company Fund	322,034,186	-	787,092	-	325,082,870
Fidelity Series High Income Fund	204,233,074	3,911,279	12,760,441	2,747,301	191,625,080
Fidelity Series Inflation-Protected Bond Index Fund	97,189,232	342,716	2,468,174	13,568	94,671,416
Fidelity Series International Growth Fund	320,044,137	1,094,276	12,972,802	-	310,974,898
Fidelity Series International Small Cap Fund	73,545,184	250,255	5,755,606	-	71,467,953
Fidelity Series International Value Fund	317,334,587	1,094,239	13,000,077	-	309,657,674
Fidelity Series Intrinsic Opportunities Fund	183,816,439	707,863	8,630,044	-	182,843,264
Fidelity Series Investment Grade Bond Fund	1,863,812,814	27,181,403	43,468,261	10,925,284	1,804,254,814
Fidelity Series Opportunistic Insights Fund	179,546,372	1,176,461	6,365,029	-	177,017,888
Fidelity Series Real Estate Equity Fund	32,796,898	206,833	978,796	77,255	28,657,583
Fidelity Series Real Estate Income Fund	29,277,662	445,717	1,115,292	349,805	27,825,895
Fidelity Series Short-Term Credit Fund	132,502,510	3,181,432	40,662,895	304,435	94,655,513
Fidelity Series Small Cap Discovery Fund	48,827,445	1,700,318	2,633,247	16,831	46,931,566
Fidelity Series Small Cap Opportunities Fund	145,885,993	949,392	6,287,108	-	141,629,674
Fidelity Series Stock Selector Large Cap Value Fund	240,939,850	1,148,255	9,073,241	-	232,071,439
Total	$ 6,056,076,079	$ 125,432,394	$ 238,070,960	$ 18,624,112	$ 5,924,080,064
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $5,334,983,261. Net unrealized appreciation aggregated $589,096,803, of which $652,585,377 related to appreciated investment securities and $63,488,574 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2020 Fund

June 30, 2015

1.818361.110

F20-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Fidelity Series 100 Index Fund (c)	14,683,684	$ 197,642,385
Fidelity Series 1000 Value Index Fund (c)	9,893,023	110,900,793
Fidelity Series All-Sector Equity Fund (c)	45,250,780	638,941,017
Fidelity Series Blue Chip Growth Fund (c)	38,950,384	500,512,436
Fidelity Series Commodity Strategy Fund (a)(c)	15,827,502	101,296,016
Fidelity Series Equity-Income Fund (c)	66,316,376	837,575,834
Fidelity Series Growth & Income Fund (c)	47,040,799	643,047,729
Fidelity Series Growth Company Fund (c)	60,083,726	764,865,827
Fidelity Series Intrinsic Opportunities Fund (c)	27,721,264	434,669,412
Fidelity Series Opportunistic Insights Fund (c)	26,877,118	420,895,668
Fidelity Series Real Estate Equity Fund (c)	5,127,905	68,970,327
Fidelity Series Small Cap Discovery Fund (c)	10,089,333	111,588,023
Fidelity Series Small Cap Opportunities Fund (c)	24,421,170	336,767,933
Fidelity Series Stock Selector Large Cap Value Fund (c)	42,838,463	553,901,323
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,620,299,689)		5,721,574,723
International Equity Funds - 19.0%

Fidelity Series Emerging Markets Fund (c)	44,210,436	758,208,970
Fidelity Series International Growth Fund (c)	51,349,376	745,079,445
Fidelity Series International Small Cap Fund (c)	10,303,627	171,143,249
Fidelity Series International Value Fund (c)	72,314,862	741,950,486
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,114,507,168)		2,416,382,150
Bond Funds - 32.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	8,381,503	$ 81,049,132
Fidelity Series Floating Rate High Income Fund (c)	3,597,389	35,218,434
Fidelity Series High Income Fund (c)	42,780,581	411,121,385
Fidelity Series Inflation-Protected Bond Index Fund (c)	10,878,611	105,631,309
Fidelity Series Investment Grade Bond Fund (c)	302,307,427	3,416,073,925
Fidelity Series Real Estate Income Fund (c)	5,444,011	59,884,124
TOTAL BOND FUNDS (Cost $4,144,342,954)		4,108,978,309
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	335,423,014	335,423,014
Fidelity Series Short-Term Credit Fund (c)	14,046,185	140,040,463
TOTAL SHORT-TERM FUNDS (Cost $475,864,601)		475,463,477
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,355,014,412)		12,722,398,659
NET OTHER ASSETS (LIABILITIES) - 0.0%		17,319
NET ASSETS - 100%		$ 12,722,415,978
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 246,531,532	$ 94,370,489	$ 5,479,007	$ 101,650	$ 335,423,014
Fidelity Series 100 Index Fund	198,232,278	1,374,113	4,531,452	-	197,642,385
Fidelity Series 1000 Value Index Fund	112,470,370	819,052	2,511,944	-	110,900,793
Fidelity Series All-Sector Equity Fund	649,206,107	5,875,911	14,428,939	-	638,941,017
Fidelity Series Blue Chip Growth Fund	513,088,185	3,448,164	19,304,400	-	500,512,436
Fidelity Series Commodity Strategy Fund	99,327,375	597,935	3,133,107	-	101,296,016
Fidelity Series Emerging Markets Debt Fund	81,224,782	1,648,712	1,483,818	1,165,117	81,049,132
Fidelity Series Emerging Markets Fund	728,207,865	37,497,675	13,679,851	-	758,208,970
Fidelity Series Equity-Income Fund	847,257,671	11,035,886	21,654,001	4,911,906	837,575,834
Fidelity Series Floating Rate High Income Fund	62,829,011	899,029	28,532,469	604,498	35,218,434
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 646,379,942	$ 7,273,087	$ 16,034,313	$ 2,822,519	$ 643,047,729
Fidelity Series Growth Company Fund	756,193,199	-	340,741	-	764,865,827
Fidelity Series High Income Fund	432,748,175	10,158,684	23,736,007	5,845,377	411,121,385
Fidelity Series Inflation-Protected Bond Index Fund	107,377,552	659,013	1,969,485	15,051	105,631,309
Fidelity Series International Growth Fund	758,908,123	4,765,167	25,100,829	-	745,079,445
Fidelity Series International Small Cap Fund	174,647,827	1,090,098	12,731,419	-	171,143,249
Fidelity Series International Value Fund	753,356,123	4,515,867	25,926,772	-	741,950,486
Fidelity Series Intrinsic Opportunities Fund	432,252,591	2,906,636	16,820,760	-	434,669,412
Fidelity Series Investment Grade Bond Fund	3,495,690,699	63,250,344	61,496,786	20,563,663	3,416,073,925
Fidelity Series Opportunistic Insights Fund	422,463,954	4,368,478	12,191,192	-	420,895,668
Fidelity Series Real Estate Equity Fund	76,872,858	1,795,032	1,718,627	185,025	68,970,327
Fidelity Series Real Estate Income Fund	61,797,725	1,112,915	1,349,584	750,053	59,884,124
Fidelity Series Short-Term Credit Fund	191,155,658	7,216,166	57,805,564	447,785	140,040,463
Fidelity Series Small Cap Discovery Fund	107,047,176	9,940,446	3,102,068	39,397	111,588,023
Fidelity Series Small Cap Opportunities Fund	348,834,138	2,325,747	16,965,453	-	336,767,933
Fidelity Series Stock Selector Large Cap Value Fund	564,673,391	4,085,850	12,410,721	-	553,901,323
Total	$ 12,868,774,307	$ 283,030,496	$ 404,439,309	$ 37,452,041	$ 12,722,398,659
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $11,373,340,808. Net unrealized appreciation aggregated $1,349,057,851, of which $1,493,366,943 related to appreciated investment securities and $144,309,092 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2025 Fund

June 30, 2015

1.818369.110

F25-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.7%
	Shares	Value
Fidelity Series 100 Index Fund (c)	11,860,103	$ 159,636,982
Fidelity Series 1000 Value Index Fund (c)	8,019,276	89,896,086
Fidelity Series All-Sector Equity Fund (c)	36,672,084	517,809,820
Fidelity Series Blue Chip Growth Fund (c)	31,323,640	402,508,772
Fidelity Series Commodity Strategy Fund (a)(c)	11,129,544	71,229,083
Fidelity Series Equity-Income Fund (c)	53,329,078	673,546,260
Fidelity Series Growth & Income Fund (c)	37,828,655	517,117,718
Fidelity Series Growth Company Fund (c)	47,895,842	609,714,071
Fidelity Series Intrinsic Opportunities Fund (c)	22,433,922	351,763,900
Fidelity Series Opportunistic Insights Fund (c)	21,614,352	338,480,755
Fidelity Series Real Estate Equity Fund (c)	4,276,477	57,518,610
Fidelity Series Small Cap Discovery Fund (c)	8,113,420	89,734,424
Fidelity Series Small Cap Opportunities Fund (c)	19,638,977	270,821,496
Fidelity Series Stock Selector Large Cap Value Fund (c)	34,726,913	449,018,982
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,728,183,770)		4,598,796,959
International Equity Funds - 21.5%

Fidelity Series Emerging Markets Fund (c)	34,722,666	595,493,728
Fidelity Series International Growth Fund (c)	41,879,752	607,675,206
Fidelity Series International Small Cap Fund (c)	8,403,736	139,586,060
Fidelity Series International Value Fund (c)	58,976,735	605,101,303
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,694,640,442)		1,947,856,297
Bond Funds - 24.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,874,471	$ 56,806,138
Fidelity Series Floating Rate High Income Fund (c)	2,465,163	24,133,945
Fidelity Series High Income Fund (c)	30,685,302	294,885,748
Fidelity Series Investment Grade Bond Fund (c)	158,424,621	1,790,198,225
Fidelity Series Real Estate Income Fund (c)	3,880,074	42,680,810
TOTAL BOND FUNDS (Cost $2,220,698,871)		2,208,704,866
Short-Term Funds - 3.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	227,076,655	227,076,655
Fidelity Series Short-Term Credit Fund (c)	9,380,353	93,522,119
TOTAL SHORT-TERM FUNDS (Cost $320,866,212)		320,598,774
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,964,389,295)		9,075,956,896
NET OTHER ASSETS (LIABILITIES) - 0.0%		51,566
NET ASSETS - 100%		$ 9,076,008,462
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 158,393,897	$ 71,798,224	$ 3,115,465	$ 59,612	$ 227,076,655
Fidelity Series 100 Index Fund	159,399,458	2,896,081	4,709,713	-	159,636,982
Fidelity Series 1000 Value Index Fund	90,830,961	1,597,623	2,617,961	-	89,896,086
Fidelity Series All-Sector Equity Fund	520,443,442	9,528,825	10,692,308	-	517,809,820
Fidelity Series Blue Chip Growth Fund	411,893,436	7,089,561	19,088,495	-	402,508,772
Fidelity Series Commodity Strategy Fund	68,184,018	1,081,301	1,155,296	-	71,229,083
Fidelity Series Emerging Markets Debt Fund	56,518,096	1,667,814	1,133,624	815,043	56,806,138
Fidelity Series Emerging Markets Fund	577,182,870	23,727,072	10,119,040	-	595,493,728
Fidelity Series Equity-Income Fund	674,760,034	16,590,477	18,358,078	3,938,170	673,546,260
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Floating Rate High Income Fund	$ 43,889,096	$ 1,006,281	$ 20,812,333	$ 410,138	$ 24,133,945
Fidelity Series Growth & Income Fund	519,408,110	11,533,275	18,133,926	2,280,745	517,117,718
Fidelity Series Growth Company Fund	601,386,899	1,160,964	-	-	609,714,071
Fidelity Series High Income Fund	308,629,168	7,657,073	15,587,765	4,225,830	294,885,748
Fidelity Series Inflation-Protected Bond Index Fund	138,815	20	138,265	20	-
Fidelity Series International Growth Fund	621,646,306	9,371,655	28,637,664	-	607,675,206
Fidelity Series International Small Cap Fund	141,983,562	2,244,490	11,261,267	-	139,586,060
Fidelity Series International Value Fund	611,146,218	9,365,002	23,329,971	-	605,101,303
Fidelity Series Intrinsic Opportunities Fund	345,532,038	6,050,537	12,892,188	-	351,763,900
Fidelity Series Investment Grade Bond Fund	1,778,773,980	80,831,513	27,606,209	10,549,473	1,790,198,225
Fidelity Series Opportunistic Insights Fund	338,659,119	6,272,365	11,497,718	-	338,480,755
Fidelity Series Real Estate Equity Fund	61,751,153	3,405,489	1,103,938	153,303	57,518,610
Fidelity Series Real Estate Income Fund	43,186,262	1,400,424	715,552	532,013	42,680,810
Fidelity Series Short-Term Credit Fund	96,842,363	5,290,007	8,259,476	274,567	93,522,119
Fidelity Series Small Cap Discovery Fund	91,312,733	4,553,917	4,258,467	32,279	89,734,424
Fidelity Series Small Cap Opportunities Fund	276,876,952	4,975,408	13,043,174	-	270,821,496
Fidelity Series Stock Selector Large Cap Value Fund	455,861,329	7,589,464	12,420,197	-	449,018,982
Total	$ 9,054,630,315	$ 298,684,862	$ 280,688,090	$ 23,271,193	$ 9,075,956,896
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $7,974,380,621. Net unrealized appreciation aggregated $1,101,576,275, of which $1,175,392,688 related to appreciated investment securities and $73,816,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2030 Fund

June 30, 2015

1.818370.110

F30-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	16,999,436	$ 228,812,406
Fidelity Series 1000 Value Index Fund (c)	11,454,434	128,404,210
Fidelity Series All-Sector Equity Fund (c)	52,471,740	740,900,972
Fidelity Series Blue Chip Growth Fund (c)	44,896,286	576,917,272
Fidelity Series Commodity Strategy Fund (a)(c)	13,409,444	85,820,440
Fidelity Series Equity-Income Fund (c)	76,438,526	965,418,589
Fidelity Series Growth & Income Fund (c)	54,220,758	741,197,763
Fidelity Series Growth Company Fund (c)	68,582,168	873,050,994
Fidelity Series Intrinsic Opportunities Fund (c)	32,016,090	502,012,286
Fidelity Series Opportunistic Insights Fund (c)	30,980,258	485,150,833
Fidelity Series Real Estate Equity Fund (c)	6,083,816	81,827,331
Fidelity Series Small Cap Discovery Fund (c)	11,629,236	128,619,347
Fidelity Series Small Cap Opportunities Fund (c)	28,148,848	388,172,611
Fidelity Series Stock Selector Large Cap Value Fund (c)	49,521,214	640,309,300
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,365,333,921)		6,566,614,354
International Equity Funds - 25.6%

Fidelity Series Emerging Markets Fund (c)	47,380,508	812,575,707
Fidelity Series International Growth Fund (c)	60,943,402	884,288,768
Fidelity Series International Small Cap Fund (c)	12,228,813	203,120,579
Fidelity Series International Value Fund (c)	85,827,015	880,585,177
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,478,637,793)		2,780,570,231
Bond Funds - 12.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	7,128,340	$ 68,931,053
Fidelity Series Floating Rate High Income Fund (c)	3,082,640	30,179,049
Fidelity Series High Income Fund (c)	36,945,992	355,050,981
Fidelity Series Investment Grade Bond Fund (c)	78,712,308	889,449,078
Fidelity Series Real Estate Income Fund (c)	4,656,382	51,220,206
TOTAL BOND FUNDS (Cost $1,414,168,228)		1,394,830,367
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	88,430,918	88,430,918
Fidelity Series Short-Term Credit Fund (c)	4,369,308	43,561,997
TOTAL SHORT-TERM FUNDS (Cost $132,123,492)		131,992,915
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,390,263,434)	10,874,007,867
NET OTHER ASSETS (LIABILITIES) - 0.0%	34,274
NET ASSETS - 100%	$ 10,874,042,141
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 69,189,113	$ 20,825,115	$ 1,583,311	$ 27,377	$ 88,430,918
Fidelity Series 100 Index Fund	227,079,186	4,060,315	5,232,337	-	228,812,406
Fidelity Series 1000 Value Index Fund	129,441,543	1,711,941	2,878,342	-	128,404,210
Fidelity Series All-Sector Equity Fund	746,490,580	13,051,439	16,562,889	-	740,900,972
Fidelity Series Blue Chip Growth Fund	590,975,714	7,070,989	24,887,039	-	576,917,272
Fidelity Series Commodity Strategy Fund	81,964,383	1,660,531	1,563,194	-	85,820,440
Fidelity Series Emerging Markets Debt Fund	68,756,744	1,732,712	1,264,270	988,641	68,931,053
Fidelity Series Emerging Markets Fund	795,499,759	24,768,826	14,484,905	-	812,575,707
Fidelity Series Equity-Income Fund	966,782,909	20,453,217	22,667,032	5,611,958	965,418,589
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Floating Rate High Income Fund	$ 52,600,154	$ 1,014,793	$ 23,463,902	$ 505,268	$ 30,179,049
Fidelity Series Growth & Income Fund	741,575,937	12,980,351	19,510,537	3,242,105	741,197,763
Fidelity Series Growth Company Fund	862,677,598	87,439	-	-	873,050,994
Fidelity Series High Income Fund	380,291,487	8,324,835	26,545,310	5,141,352	355,050,981
Fidelity Series Inflation-Protected Bond Index Fund	1,383,920	1,076	1,379,338	195	-
Fidelity Series International Growth Fund	901,056,737	10,006,332	34,624,041	-	884,288,768
Fidelity Series International Small Cap Fund	207,014,304	2,331,437	15,870,490	-	203,120,579
Fidelity Series International Value Fund	887,251,612	9,999,880	28,343,893	-	880,585,177
Fidelity Series Intrinsic Opportunities Fund	496,102,649	6,258,930	19,097,432	-	502,012,286
Fidelity Series Investment Grade Bond Fund	816,016,994	107,532,836	14,872,337	4,871,872	889,449,078
Fidelity Series Opportunistic Insights Fund	485,772,091	10,133,429	18,011,449	-	485,150,833
Fidelity Series Real Estate Equity Fund	87,065,299	5,954,976	5,606,223	218,955	81,827,331
Fidelity Series Real Estate Income Fund	52,070,803	1,644,852	1,062,851	640,292	51,220,206
Fidelity Series Short-Term Credit Fund	58,573,753	408,737	15,245,642	146,646	43,561,997
Fidelity Series Small Cap Discovery Fund	130,482,368	5,814,967	5,021,057	45,911	128,619,347
Fidelity Series Small Cap Opportunities Fund	400,358,830	5,005,273	20,124,037	-	388,172,611
Fidelity Series Stock Selector Large Cap Value Fund	647,142,187	10,509,565	14,400,687	-	640,309,300
Total	$ 10,883,616,654	$ 293,344,793	$ 354,302,545	$ 21,440,572	$ 10,874,007,867
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $9,405,081,961. Net unrealized appreciation aggregated $1,468,925,906, of which $1,553,562,410 related to appreciated investment securities and $84,636,504 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2035 Fund

June 30, 2015

1.818371.110

F35-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	10,672,940	$ 143,657,771
Fidelity Series 1000 Value Index Fund (c)	7,159,243	80,255,116
Fidelity Series All-Sector Equity Fund (c)	33,049,521	466,659,236
Fidelity Series Blue Chip Growth Fund (c)	28,377,763	364,654,252
Fidelity Series Commodity Strategy Fund (a)(c)	7,797,121	49,901,575
Fidelity Series Equity-Income Fund (c)	48,172,188	608,414,727
Fidelity Series Growth & Income Fund (c)	34,174,566	467,166,319
Fidelity Series Growth Company Fund (c)	42,599,987	542,297,835
Fidelity Series Intrinsic Opportunities Fund (c)	20,143,130	315,844,286
Fidelity Series Opportunistic Insights Fund (c)	19,587,243	306,736,225
Fidelity Series Real Estate Equity Fund (c)	3,798,464	51,089,340
Fidelity Series Small Cap Discovery Fund (c)	7,385,825	81,687,225
Fidelity Series Small Cap Opportunities Fund (c)	17,804,026	245,517,514
Fidelity Series Stock Selector Large Cap Value Fund (c)	31,243,319	403,976,112
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,378,426,510)		4,127,857,533
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	29,652,157	508,534,499
Fidelity Series International Growth Fund (c)	38,752,641	562,300,817
Fidelity Series International Small Cap Fund (c)	7,927,303	131,672,502
Fidelity Series International Value Fund (c)	54,502,735	559,198,057
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,552,507,491)		1,761,705,875
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,062,243	$ 39,281,888
Fidelity Series Floating Rate High Income Fund (c)	1,790,381	17,527,834
Fidelity Series High Income Fund (c)	21,466,521	206,293,264
Fidelity Series Investment Grade Bond Fund (c)	4,175,719	47,185,620
Fidelity Series Real Estate Income Fund (c)	2,701,956	29,721,515
TOTAL BOND FUNDS (Cost $348,084,707)		340,010,121
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	54,840,095	54,840,095
Fidelity Series Short-Term Credit Fund (c)	2,458,945	24,515,679
TOTAL SHORT-TERM FUNDS (Cost $79,429,200)		79,355,774
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,358,447,908)		6,308,929,303
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,594
NET ASSETS - 100%		$ 6,308,933,897
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 43,037,218	$ 12,953,574	$ 1,150,697	$ 17,370	$ 54,840,095
Fidelity Series 100 Index Fund	141,131,943	5,667,620	4,925,792	-	143,657,771
Fidelity Series 1000 Value Index Fund	79,479,138	2,669,158	1,947,235	-	80,255,116
Fidelity Series All-Sector Equity Fund	466,580,492	16,229,616	14,789,311	-	466,659,236
Fidelity Series Blue Chip Growth Fund	371,666,841	6,777,274	16,117,824	-	364,654,252
Fidelity Series Commodity Strategy Fund	47,520,051	1,267,213	1,066,274	-	49,901,575
Fidelity Series Emerging Markets Debt Fund	39,102,232	1,204,472	857,085	562,644	39,281,888
Fidelity Series Emerging Markets Fund	488,648,083	26,150,292	10,410,628	-	508,534,499
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund	$ 608,980,639	$ 15,538,468	$ 16,664,975	$ 3,529,923	$ 608,414,727
Fidelity Series Floating Rate High Income Fund	30,438,836	731,465	13,642,344	295,547	17,527,834
Fidelity Series Growth & Income Fund	464,551,848	11,732,788	12,937,783	2,026,133	467,166,319
Fidelity Series Growth Company Fund	532,777,087	3,140,280	-	-	542,297,835
Fidelity Series High Income Fund	217,403,165	6,693,499	13,798,938	2,939,653	206,293,264
Fidelity Series International Growth Fund	564,550,503	9,201,989	16,278,634	-	562,300,817
Fidelity Series International Small Cap Fund	129,921,785	2,083,649	6,399,317	-	131,672,502
Fidelity Series International Value Fund	556,252,337	9,240,927	13,516,412	-	559,198,057
Fidelity Series Intrinsic Opportunities Fund	309,935,239	5,713,483	11,508,830	-	315,844,286
Fidelity Series Investment Grade Bond Fund	39,073,141	17,568,761	8,623,226	221,465	47,185,620
Fidelity Series Opportunistic Insights Fund	303,610,636	9,889,576	11,293,981	-	306,736,225
Fidelity Series Real Estate Equity Fund	53,634,170	7,489,332	4,314,268	136,408	51,089,340
Fidelity Series Real Estate Income Fund	30,043,197	1,174,032	666,302	370,857	29,721,515
Fidelity Series Short-Term Credit Fund	36,737,149	335,039	12,449,286	89,373	24,515,679
Fidelity Series Small Cap Discovery Fund	78,800,884	6,674,066	2,120,473	28,623	81,687,225
Fidelity Series Small Cap Opportunities Fund	250,066,526	4,566,305	10,940,765	-	245,517,514
Fidelity Series Stock Selector Large Cap Value Fund	405,379,894	11,162,960	10,651,716	-	403,976,112
Total	$ 6,289,323,034	$ 195,855,838	$ 217,072,096	$ 10,217,996	$ 6,308,929,303
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $5,367,454,894. Net unrealized appreciation aggregated $941,474,409, of which $987,452,703 related to appreciated investment securities and $45,978,294 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2040 Fund

June 30, 2015

1.818372.110

F40-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	11,623,684	$ 156,454,793
Fidelity Series 1000 Value Index Fund (c)	7,780,935	87,224,285
Fidelity Series All-Sector Equity Fund (c)	36,057,760	509,135,565
Fidelity Series Blue Chip Growth Fund (c)	30,961,360	397,853,478
Fidelity Series Commodity Strategy Fund (a)(c)	8,516,398	54,504,950
Fidelity Series Equity-Income Fund (c)	52,553,954	663,756,444
Fidelity Series Growth & Income Fund (c)	37,270,863	509,492,701
Fidelity Series Growth Company Fund (c)	46,975,184	597,994,091
Fidelity Series Intrinsic Opportunities Fund (c)	21,968,297	344,462,894
Fidelity Series Opportunistic Insights Fund (c)	21,366,274	334,595,850
Fidelity Series Real Estate Equity Fund (c)	4,117,559	55,381,171
Fidelity Series Small Cap Discovery Fund (c)	8,027,567	88,784,889
Fidelity Series Small Cap Opportunities Fund (c)	19,414,564	267,726,843
Fidelity Series Stock Selector Large Cap Value Fund (c)	34,114,118	441,095,549
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,657,885,417)		4,508,463,503
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	32,340,612	554,641,488
Fidelity Series International Growth Fund (c)	42,325,457	614,142,374
Fidelity Series International Small Cap Fund (c)	8,615,803	143,108,490
Fidelity Series International Value Fund (c)	59,521,211	610,687,628
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,695,790,792)		1,922,579,980
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,452,879	$ 43,059,344
Fidelity Series Floating Rate High Income Fund (c)	1,955,556	19,144,891
Fidelity Series High Income Fund (c)	23,446,449	225,320,377
Fidelity Series Investment Grade Bond Fund (c)	4,560,693	51,535,827
Fidelity Series Real Estate Income Fund (c)	2,951,071	32,461,779
TOTAL BOND FUNDS (Cost $381,645,104)		371,522,218
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	61,464,683	61,464,683
Fidelity Series Short-Term Credit Fund (c)	2,685,651	26,775,943
TOTAL SHORT-TERM FUNDS (Cost $88,320,793)		88,240,626
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,823,642,106)		6,890,806,327
NET OTHER ASSETS (LIABILITIES) - 0.0%		8,653
NET ASSETS - 100%		$ 6,890,814,980
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 47,624,725	$ 15,119,905	$ 1,279,947	$ 19,245	$ 61,464,683
Fidelity Series 100 Index Fund	154,252,842	4,391,707	4,143,537	-	156,454,793
Fidelity Series 1000 Value Index Fund	87,256,742	2,166,977	2,271,419	-	87,224,285
Fidelity Series All-Sector Equity Fund	511,263,608	13,405,298	14,076,039	-	509,135,565
Fidelity Series Blue Chip Growth Fund	406,816,021	5,291,289	16,843,033	-	397,853,478
Fidelity Series Commodity Strategy Fund	52,225,272	1,058,570	1,171,038	-	54,504,950
Fidelity Series Emerging Markets Debt Fund	43,053,009	1,129,918	942,377	618,357	43,059,344
Fidelity Series Emerging Markets Fund	535,684,671	25,920,383	11,615,136	-	554,641,488
Fidelity Series Equity-Income Fund	667,318,641	13,438,657	17,659,700	3,867,046	663,756,444
Fidelity Series Floating Rate High Income Fund	33,378,622	686,959	14,921,068	323,582	19,144,891
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 508,828,132	$ 9,944,353	$ 13,498,814	$ 2,218,560	$ 509,492,701
Fidelity Series Growth Company Fund	590,350,986	939,078	343,414	-	597,994,091
Fidelity Series High Income Fund	238,072,282	7,671,676	16,053,697	3,217,448	225,320,377
Fidelity Series International Growth Fund	619,410,927	7,222,713	17,855,496	-	614,142,374
Fidelity Series International Small Cap Fund	142,568,230	1,609,721	7,727,949	-	143,108,490
Fidelity Series International Value Fund	610,063,307	7,272,122	14,638,328	-	610,687,628
Fidelity Series Intrinsic Opportunities Fund	339,687,916	4,488,045	12,537,177	-	344,462,894
Fidelity Series Investment Grade Bond Fund	42,891,175	19,647,461	10,087,982	247,224	51,535,827
Fidelity Series Opportunistic Insights Fund	332,716,326	8,999,768	12,068,241	-	334,595,850
Fidelity Series Real Estate Equity Fund	58,948,306	6,931,434	4,259,854	148,068	55,381,171
Fidelity Series Real Estate Income Fund	32,995,483	1,504,756	1,131,419	405,482	32,461,779
Fidelity Series Short-Term Credit Fund	41,498,101	319,810	14,921,820	100,625	26,775,943
Fidelity Series Small Cap Discovery Fund	86,107,650	7,149,342	2,649,534	31,147	88,784,889
Fidelity Series Small Cap Opportunities Fund	274,012,755	3,620,188	11,909,748	-	267,726,843
Fidelity Series Stock Selector Large Cap Value Fund	444,139,218	10,731,878	11,706,024	-	441,095,549
Total	$ 6,901,164,947	$ 180,662,008	$ 236,312,791	$ 11,196,784	$ 6,890,806,327
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $5,833,677,569. Net unrealized appreciation aggregated $1,057,128,758, of which $1,102,633,626 related to appreciated investment securities and $45,504,868 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2045 Fund

June 30, 2015

1.833436.109

F45-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	5,129,475	$ 69,042,729
Fidelity Series 1000 Value Index Fund (c)	3,446,676	38,637,234
Fidelity Series All-Sector Equity Fund (c)	15,859,604	223,937,610
Fidelity Series Blue Chip Growth Fund (c)	13,616,802	174,975,901
Fidelity Series Commodity Strategy Fund (a)(c)	3,738,449	23,926,073
Fidelity Series Equity-Income Fund (c)	23,122,556	292,037,877
Fidelity Series Growth & Income Fund (c)	16,380,394	223,919,992
Fidelity Series Growth Company Fund (c)	20,294,928	258,354,433
Fidelity Series Intrinsic Opportunities Fund (c)	9,669,659	151,620,258
Fidelity Series Opportunistic Insights Fund (c)	9,399,948	147,203,189
Fidelity Series Real Estate Equity Fund (c)	1,832,594	24,648,395
Fidelity Series Small Cap Discovery Fund (c)	3,552,686	39,292,703
Fidelity Series Small Cap Opportunities Fund (c)	8,546,030	117,849,760
Fidelity Series Stock Selector Large Cap Value Fund (c)	14,982,822	193,727,890
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,571,144,596)		1,979,174,044
International Equity Funds - 28.0%

Fidelity Series Emerging Markets Fund (c)	14,233,508	244,104,668
Fidelity Series International Growth Fund (c)	18,580,757	269,606,779
Fidelity Series International Small Cap Fund (c)	3,819,449	63,441,044
Fidelity Series International Value Fund (c)	26,128,958	268,083,106
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $728,348,731)		845,235,597
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,946,885	$ 18,826,378
Fidelity Series Floating Rate High Income Fund (c)	858,353	8,403,280
Fidelity Series High Income Fund (c)	10,292,441	98,910,363
Fidelity Series Investment Grade Bond Fund (c)	2,002,146	22,624,245
Fidelity Series Real Estate Income Fund (c)	1,295,573	14,251,300
TOTAL BOND FUNDS (Cost $167,011,918)		163,015,566
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	25,756,054	25,756,054
Fidelity Series Short-Term Credit Fund (c)	1,178,990	11,754,531
TOTAL SHORT-TERM FUNDS (Cost $37,545,756)		37,510,585
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,504,051,001)		3,024,935,792
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,204
NET ASSETS - 100%		$ 3,024,938,996
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 20,244,795	$ 6,159,116	$ 647,857	$ 8,211	$ 25,756,054
Fidelity Series 100 Index Fund	67,228,796	3,047,760	2,070,792	-	69,042,729
Fidelity Series 1000 Value Index Fund	38,016,048	1,693,232	1,091,031	-	38,637,234
Fidelity Series All-Sector Equity Fund	222,122,602	9,235,703	6,729,369	-	223,937,610
Fidelity Series Blue Chip Growth Fund	176,878,750	5,417,679	8,404,600	-	174,975,901
Fidelity Series Commodity Strategy Fund	22,540,341	932,433	586,300	-	23,926,073
Fidelity Series Emerging Markets Debt Fund	18,610,906	771,235	472,372	268,600	18,826,378
Fidelity Series Emerging Markets Fund	232,807,451	15,248,103	5,812,634	-	244,104,668
Fidelity Series Equity-Income Fund	289,910,792	10,990,029	9,070,695	1,680,061	292,037,877
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Floating Rate High Income Fund	$ 14,447,165	$ 490,687	$ 6,533,655	$ 140,780	$ 8,403,280
Fidelity Series Growth & Income Fund	221,164,420	8,012,010	7,026,343	964,343	223,919,992
Fidelity Series Growth Company Fund	253,180,046	2,146,700	-	-	258,354,433
Fidelity Series High Income Fund	103,673,631	3,560,633	6,404,537	1,402,459	98,910,363
Fidelity Series International Growth Fund	268,931,545	6,936,421	8,511,192	-	269,606,779
Fidelity Series International Small Cap Fund	61,841,557	1,571,330	2,857,561	-	63,441,044
Fidelity Series International Value Fund	265,034,435	6,953,015	7,283,539	-	268,083,106
Fidelity Series Intrinsic Opportunities Fund	147,542,328	4,305,025	5,797,875	-	151,620,258
Fidelity Series Investment Grade Bond Fund	18,326,071	8,675,729	3,982,262	105,786	22,624,245
Fidelity Series Opportunistic Insights Fund	144,536,478	6,393,111	5,882,873	-	147,203,189
Fidelity Series Real Estate Equity Fund	25,500,687	2,632,326	743,425	65,656	24,648,395
Fidelity Series Real Estate Income Fund	14,270,842	744,457	367,214	177,485	14,251,300
Fidelity Series Short-Term Credit Fund	17,171,981	234,345	5,601,589	41,797	11,754,531
Fidelity Series Small Cap Discovery Fund	37,930,193	3,365,230	1,197,855	13,749	39,292,703
Fidelity Series Small Cap Opportunities Fund	119,061,588	3,652,771	5,721,459	-	117,849,760
Fidelity Series Stock Selector Large Cap Value Fund	192,941,019	7,596,798	5,852,554	-	193,727,890
Total	$ 2,993,914,467	$ 120,765,878	$ 108,649,583	$ 4,868,927	$ 3,024,935,792
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,510,500,417. Net unrealized appreciation aggregated $514,435,375, of which $536,051,271 related to appreciated investment securities and $21,615,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2050 Fund

June 30, 2015

1.833437.109

F50-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,061,329	$ 54,665,492
Fidelity Series 1000 Value Index Fund (c)	2,721,756	30,510,884
Fidelity Series All-Sector Equity Fund (c)	12,585,741	177,710,664
Fidelity Series Blue Chip Growth Fund (c)	10,804,364	138,836,078
Fidelity Series Commodity Strategy Fund (a)(c)	2,969,027	19,001,772
Fidelity Series Equity-Income Fund (c)	18,347,504	231,728,972
Fidelity Series Growth & Income Fund (c)	13,015,389	177,920,373
Fidelity Series Growth Company Fund (c)	16,238,887	206,721,033
Fidelity Series Intrinsic Opportunities Fund (c)	7,664,445	120,178,500
Fidelity Series Opportunistic Insights Fund (c)	7,457,044	116,777,309
Fidelity Series Real Estate Equity Fund (c)	1,442,874	19,406,649
Fidelity Series Small Cap Discovery Fund (c)	2,808,496	31,061,970
Fidelity Series Small Cap Opportunities Fund (c)	6,777,382	93,460,102
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,902,137	153,894,626
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,240,112,454)		1,571,874,424
International Equity Funds - 28.0%

Fidelity Series Emerging Markets Fund (c)	11,305,752	193,893,648
Fidelity Series International Growth Fund (c)	14,756,907	214,122,716
Fidelity Series International Small Cap Fund (c)	3,029,667	50,322,769
Fidelity Series International Value Fund (c)	20,760,270	213,000,374
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $574,288,551)		671,339,507
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,546,965	$ 14,959,149
Fidelity Series Floating Rate High Income Fund (c)	681,623	6,673,089
Fidelity Series High Income Fund (c)	8,174,358	78,555,580
Fidelity Series Investment Grade Bond Fund (c)	1,590,106	17,968,203
Fidelity Series Real Estate Income Fund (c)	1,028,951	11,318,462
TOTAL BOND FUNDS (Cost $133,460,989)		129,474,483
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	20,397,615	20,397,615
Fidelity Series Short-Term Credit Fund (c)	936,351	9,335,424
TOTAL SHORT-TERM FUNDS (Cost $29,760,579)		29,733,039
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,977,622,573)		2,402,421,453
NET OTHER ASSETS (LIABILITIES) - 0.0%		686
NET ASSETS - 100%		$ 2,402,422,139
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 15,473,117	$ 5,451,526	$ 527,028	$ 6,386	$ 20,397,615
Fidelity Series 100 Index Fund	52,801,653	2,864,689	1,650,333	-	54,665,492
Fidelity Series 1000 Value Index Fund	30,095,605	1,329,591	930,663	-	30,510,884
Fidelity Series All-Sector Equity Fund	175,710,242	7,874,069	5,317,934	-	177,710,664
Fidelity Series Blue Chip Growth Fund	139,945,042	4,173,466	6,151,196	-	138,836,078
Fidelity Series Commodity Strategy Fund	17,873,333	771,814	467,928	-	19,001,772
Fidelity Series Emerging Markets Debt Fund	14,772,457	629,530	376,493	213,190	14,959,149
Fidelity Series Emerging Markets Fund	184,803,949	12,395,206	4,780,977	-	193,893,648
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund	$ 229,452,732	$ 9,159,925	$ 7,037,287	$ 1,328,869	$ 231,728,972
Fidelity Series Floating Rate High Income Fund	11,463,362	392,699	5,182,169	111,691	6,673,089
Fidelity Series Growth & Income Fund	174,899,640	7,001,748	5,363,419	762,063	177,920,373
Fidelity Series Growth Company Fund	204,397,654	359,840	475,477	-	206,721,033
Fidelity Series High Income Fund	82,371,541	2,842,022	5,131,251	1,114,175	78,555,580
Fidelity Series International Growth Fund	213,508,384	5,856,194	7,032,048	-	214,122,716
Fidelity Series International Small Cap Fund	49,082,171	1,326,351	2,376,019	-	50,322,769
Fidelity Series International Value Fund	210,393,105	5,868,232	5,946,620	-	213,000,374
Fidelity Series Intrinsic Opportunities Fund	116,793,646	3,636,100	4,659,959	-	120,178,500
Fidelity Series Investment Grade Bond Fund	14,551,304	6,833,245	3,103,012	83,770	17,968,203
Fidelity Series Opportunistic Insights Fund	114,355,587	5,357,180	4,637,169	-	116,777,309
Fidelity Series Real Estate Equity Fund	20,148,123	2,050,155	636,011	51,595	19,406,649
Fidelity Series Real Estate Income Fund	11,324,294	602,058	293,082	140,753	11,318,462
Fidelity Series Short-Term Credit Fund	13,596,057	317,830	4,540,154	32,525	9,335,424
Fidelity Series Small Cap Discovery Fund	30,711,446	2,005,320	1,020,925	10,873	31,061,970
Fidelity Series Small Cap Opportunities Fund	94,236,168	3,067,175	4,520,779	-	93,460,102
Fidelity Series Stock Selector Large Cap Value Fund	152,540,691	6,792,369	4,665,259	-	153,894,626
Total	$ 2,375,301,303	$ 98,958,334	$ 86,823,192	$ 3,855,890	$ 2,402,421,453
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,983,443,571. Net unrealized appreciation aggregated $418,977,882, of which $435,775,356 related to appreciated investment securities and $16,797,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2055 Fund

June 30, 2015

1.927051.104

FF55-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	969,031	$ 13,043,155
Fidelity Series 1000 Value Index Fund (c)	654,315	7,334,867
Fidelity Series All-Sector Equity Fund (c)	2,986,026	42,162,685
Fidelity Series Blue Chip Growth Fund (c)	2,561,784	32,918,920
Fidelity Series Commodity Strategy Fund (a)(c)	695,313	4,450,003
Fidelity Series Equity-Income Fund (c)	4,349,696	54,936,662
Fidelity Series Growth & Income Fund (c)	3,072,460	42,000,531
Fidelity Series Growth Company Fund (c)	3,657,501	46,559,992
Fidelity Series Intrinsic Opportunities Fund (c)	1,854,378	29,076,649
Fidelity Series Opportunistic Insights Fund (c)	1,769,537	27,710,957
Fidelity Series Real Estate Equity Fund (c)	363,405	4,887,791
Fidelity Series Small Cap Discovery Fund (c)	663,897	7,342,702
Fidelity Series Small Cap Opportunities Fund (c)	1,610,305	22,206,103
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,820,112	36,464,048
TOTAL DOMESTIC EQUITY FUNDS (Cost $333,088,116)		371,095,065
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund (c)	2,668,013	45,756,416
Fidelity Series International Growth Fund (c)	3,484,369	50,558,191
Fidelity Series International Small Cap Fund (c)	716,438	11,900,043
Fidelity Series International Value Fund (c)	4,897,227	50,245,552
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $151,355,692)		158,460,202
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	361,074	$ 3,491,584
Fidelity Series Floating Rate High Income Fund (c)	160,796	1,574,191
Fidelity Series High Income Fund (c)	1,913,879	18,392,381
Fidelity Series Inflation-Protected Bond Index Fund (c)	3	27
Fidelity Series Investment Grade Bond Fund (c)	375,400	4,242,023
Fidelity Series Real Estate Income Fund (c)	242,040	2,662,442
TOTAL BOND FUNDS (Cost $31,555,434)		30,362,648
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	5,116,898	5,116,898
Fidelity Series Short-Term Credit Fund (c)	221,088	2,204,252
TOTAL SHORT-TERM FUNDS (Cost $7,327,618)		7,321,150
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $523,326,860)		567,239,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		593
NET ASSETS - 100%		$ 567,239,658
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 4,263,640	$ 982,264	$ 129,006	$ 1,608	$ 5,116,898
Fidelity Series 100 Index Fund	11,928,340	1,370,012	391,433	-	13,043,155
Fidelity Series 1000 Value Index Fund	6,795,241	778,720	234,608	-	7,334,867
Fidelity Series All-Sector Equity Fund	39,206,632	4,486,513	1,357,620	-	42,162,685
Fidelity Series Blue Chip Growth Fund	30,665,419	3,397,504	1,311,554	-	32,918,920
Fidelity Series Commodity Strategy Fund	3,974,444	401,778	111,290	-	4,450,003
Fidelity Series Emerging Markets Debt Fund	3,039,112	563,174	88,608	46,767	3,491,584
Fidelity Series Emerging Markets Fund	40,369,885	6,334,055	1,155,510	-	45,756,416
Fidelity Series Equity-Income Fund	50,792,034	5,938,200	1,758,287	294,164	54,936,662
Fidelity Series Floating Rate High Income Fund	2,513,043	236,035	1,173,687	25,174	1,574,191
Fidelity Series Growth & Income Fund	39,026,124	4,317,074	1,597,662	170,043	42,000,531
Fidelity Series Growth Company Fund	43,931,745	2,116,477	-	-	46,559,992
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 17,625,324	$ 1,921,508	$ 792,315	$ 248,550	$ 18,392,381
Fidelity Series Inflation-Protected Bond Index Fund	528,211	3,922	531,007	75	27
Fidelity Series International Growth Fund	47,525,753	4,369,623	1,667,428	-	50,558,191
Fidelity Series International Small Cap Fund	10,893,920	999,700	500,367	-	11,900,043
Fidelity Series International Value Fund	46,842,504	4,383,657	1,497,339	-	50,245,552
Fidelity Series Intrinsic Opportunities Fund	26,048,098	2,848,330	801,210	-	29,076,649
Fidelity Series Investment Grade Bond Fund	2,977,111	2,192,762	861,591	17,155	4,242,023
Fidelity Series Opportunistic Insights Fund	25,510,768	2,923,075	1,105,861	-	27,710,957
Fidelity Series Real Estate Equity Fund	4,683,274	929,507	204,985	12,741	4,887,791
Fidelity Series Real Estate Income Fund	2,513,133	291,671	69,637	32,552	2,662,442
Fidelity Series Short-Term Credit Fund	3,039,920	122,761	948,745	7,460	2,204,252
Fidelity Series Small Cap Discovery Fund	6,924,978	1,092,124	522,520	2,579	7,342,702
Fidelity Series Small Cap Opportunities Fund	21,335,264	2,244,864	1,519,880	-	22,206,103
Fidelity Series Stock Selector Large Cap Value Fund	34,275,216	3,783,342	1,369,150	-	36,464,048
Total	$ 527,229,133	$ 59,028,652	$ 21,701,300	$ 858,868	$ 567,239,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $524,412,455. Net unrealized appreciation aggregated $42,826,610, of which $48,912,174 related to appreciated investment securities and $6,085,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® 2060 Fund

June 30, 2015

1.9858340.100

F60-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund (c)	28,971	$ 389,948
Fidelity Series 1000 Value Index Fund (c)	19,583	219,526
Fidelity Series All-Sector Equity Fund (c)	88,640	1,251,603
Fidelity Series Blue Chip Growth Fund (c)	79,687	1,023,973
Fidelity Series Commodity Strategy Fund (a)(c)	20,456	130,919
Fidelity Series Equity-Income Fund (c)	130,049	1,642,515
Fidelity Series Growth & Income Fund (c)	91,944	1,256,880
Fidelity Series Growth Company Fund (c)	96,105	1,223,422
Fidelity Series Intrinsic Opportunities Fund (c)	58,142	911,662
Fidelity Series Opportunistic Insights Fund (c)	52,243	818,129
Fidelity Series Real Estate Equity Fund (c)	11,078	149,000
Fidelity Series Small Cap Discovery Fund (c)	19,822	219,226
Fidelity Series Small Cap Opportunities Fund (c)	49,162	677,946
Fidelity Series Stock Selector Large Cap Value Fund (c)	84,483	1,092,366
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,960,339)		11,007,115
International Equity Funds - 28.0%

Fidelity Series Emerging Markets Fund (c)	79,404	1,361,774
Fidelity Series International Growth Fund (c)	103,371	1,499,910
Fidelity Series International Small Cap Fund (c)	21,332	354,322
Fidelity Series International Value Fund (c)	145,585	1,493,699
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,702,514)		4,709,705
Bond Funds - 5.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	10,508	$ 101,610
Fidelity Series Floating Rate High Income Fund (c)	4,353	42,612
Fidelity Series High Income Fund (c)	56,459	542,569
Fidelity Series Inflation-Protected Bond Index Fund (c)	0	1
Fidelity Series Investment Grade Bond Fund (c)	11,135	125,828
Fidelity Series Real Estate Income Fund (c)	7,205	79,255
TOTAL BOND FUNDS (Cost $910,230)		891,875
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	152,600	152,600
Fidelity Series Short-Term Credit Fund (c)	6,559	65,388
TOTAL SHORT-TERM FUNDS (Cost $218,162)		217,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,791,245)		16,826,683
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113)
NET ASSETS - 100%		$ 16,826,570
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 77,035	$ 78,008	$ 2,444	$ 41	$ 152,600
Fidelity Series 100 Index Fund	207,862	189,806	8,413	-	389,948
Fidelity Series 1000 Value Index Fund	117,767	108,767	5,617	-	219,526
Fidelity Series All-Sector Equity Fund	675,235	621,190	33,793	-	1,251,603
Fidelity Series Blue Chip Growth Fund	524,806	504,396	5,459	-	1,023,973
Fidelity Series Commodity Strategy Fund	73,002	57,509	3,470	-	130,919
Fidelity Series Emerging Markets Debt Fund	49,324	53,439	-	1,057	101,610
Fidelity Series Emerging Markets Fund	684,113	698,809	11,894	-	1,361,774
Fidelity Series Equity-Income Fund	881,584	812,575	41,274	5,032	1,642,515
Fidelity Series Floating Rate High Income Fund	42,857	31,603	31,687	565	42,612
Fidelity Series Growth & Income Fund	674,614	616,977	30,425	2,890	1,256,880
Fidelity Series Growth Company Fund	680,865	539,683	-	-	1,223,422
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 293,195	$ 264,235	$ 3,955	$ 5,655	$ 542,569
Fidelity Series Inflation-Protected Bond Index Fund	10,866	778	11,617	2	1
Fidelity Series International Growth Fund	805,839	701,339	-	-	1,499,910
Fidelity Series International Small Cap Fund	185,351	160,106	-	-	354,322
Fidelity Series International Value Fund	799,577	699,796	-	-	1,493,699
Fidelity Series Intrinsic Opportunities Fund	453,075	440,111	-	-	911,662
Fidelity Series Investment Grade Bond Fund	47,966	95,396	16,180	363	125,828
Fidelity Series Opportunistic Insights Fund	441,774	406,755	38,280	-	818,129
Fidelity Series Real Estate Equity Fund	80,643	81,768	888	327	149,000
Fidelity Series Real Estate Income Fund	42,734	38,373	-	830	79,255
Fidelity Series Short-Term Credit Fund	47,454	26,586	8,437	152	65,388
Fidelity Series Small Cap Discovery Fund	119,086	116,493	11,777	66	219,226
Fidelity Series Small Cap Opportunities Fund	361,437	331,124	16,048	-	677,946
Fidelity Series Stock Selector Large Cap Value Fund	589,650	544,157	27,989	-	1,092,366
Total	$ 8,967,711	$ 8,219,779	$ 309,647	$ 16,980	$ 16,826,683
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $16,806,283. Net unrealized appreciation aggregated $20,400, of which $233,436 related to appreciated investment securities and $213,036 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom Income Fund®

June 30, 2015

1.818362.110

FRI-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.0%
	Shares	Value
Fidelity Series 100 Index Fund (c)	1,136,504	$ 15,297,349
Fidelity Series 1000 Value Index Fund (c)	766,394	8,591,277
Fidelity Series All-Sector Equity Fund (c)	3,479,300	49,127,713
Fidelity Series Blue Chip Growth Fund (c)	3,018,908	38,792,968
Fidelity Series Commodity Strategy Fund (a)(c)	3,173,059	20,307,580
Fidelity Series Equity-Income Fund (c)	5,133,936	64,841,617
Fidelity Series Growth & Income Fund (c)	3,644,611	49,821,829
Fidelity Series Growth Company Fund (c)	4,739,267	60,330,870
Fidelity Series Intrinsic Opportunities Fund (c)	2,193,875	34,399,964
Fidelity Series Opportunistic Insights Fund (c)	2,078,779	32,553,675
Fidelity Series Real Estate Equity Fund (c)	394,897	5,311,359
Fidelity Series Small Cap Discovery Fund (c)	781,998	8,648,894
Fidelity Series Small Cap Opportunities Fund (c)	1,892,656	26,099,733
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,309,840	42,796,232
TOTAL DOMESTIC EQUITY FUNDS (Cost $364,116,422)		456,921,060
International Equity Funds - 7.4%

Fidelity Series Emerging Markets Fund (c)	4,112,527	70,529,832
Fidelity Series International Growth Fund (c)	3,314,304	48,090,554
Fidelity Series International Small Cap Fund (c)	665,000	11,045,654
Fidelity Series International Value Fund (c)	4,667,550	47,889,064
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $148,966,204)		177,555,104
Bond Funds - 49.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,557,356	$ 15,059,630
Fidelity Series Floating Rate High Income Fund (c)	676,579	6,623,711
Fidelity Series High Income Fund (c)	8,086,362	77,709,942
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,654,030	84,030,633
Fidelity Series Investment Grade Bond Fund (c)	87,383,858	987,437,601
Fidelity Series Real Estate Income Fund (c)	1,024,007	11,264,080
TOTAL BOND FUNDS (Cost $1,142,734,411)		1,182,125,597
Short-Term Funds - 24.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	411,085,979	411,085,979
Fidelity Series Short-Term Credit Fund (c)	17,667,246	176,142,443
TOTAL SHORT-TERM FUNDS (Cost $587,757,154)		587,228,422
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,243,574,191)		2,403,830,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48,439)
NET ASSETS - 100%		$ 2,403,781,744
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 340,763,561	$ 83,991,846	$ 13,669,427	$ 142,112	$ 411,085,979
Fidelity Series 100 Index Fund	15,620,377	55,632	584,641	-	15,297,349
Fidelity Series 1000 Value Index Fund	8,853,201	43,378	317,064	-	8,591,277
Fidelity Series All-Sector Equity Fund	50,767,019	283,041	1,801,212	-	49,127,713
Fidelity Series Blue Chip Growth Fund	39,279,781	1,014,466	1,759,657	-	38,792,968
Fidelity Series Commodity Strategy Fund	20,207,136	56,916	868,132	-	20,307,580
Fidelity Series Emerging Markets Debt Fund	15,314,992	263,629	458,964	218,298	15,059,630
Fidelity Series Emerging Markets Fund	67,776,831	4,491,714	2,292,362	-	70,529,832
Fidelity Series Equity-Income Fund	66,567,935	601,549	2,417,001	385,698	64,841,617
Fidelity Series Floating Rate High Income Fund	12,347,894	146,103	5,877,049	117,439	6,623,711
Fidelity Series Growth & Income Fund	50,666,205	546,670	1,830,842	220,874	49,821,829
Fidelity Series Growth Company Fund	60,387,580	-	769,430	-	60,330,870
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series High Income Fund	$ 84,408,172	$ 1,585,719	$ 6,770,375	$ 1,122,546	$ 77,709,942
Fidelity Series Inflation-Protected Bond Index Fund	86,766,870	275,319	2,664,595	12,072	84,030,633
Fidelity Series International Growth Fund	49,146,790	151,615	1,645,953	-	48,090,554
Fidelity Series International Small Cap Fund	11,302,150	34,642	818,051	-	11,045,654
Fidelity Series International Value Fund	48,823,702	151,552	1,744,842	-	47,889,064
Fidelity Series Intrinsic Opportunities Fund	34,063,092	117,689	1,062,733	-	34,399,964
Fidelity Series Investment Grade Bond Fund	1,029,999,184	10,978,679	29,751,660	6,013,220	987,437,601
Fidelity Series Opportunistic Insights Fund	32,989,272	271,395	1,196,115	-	32,553,675
Fidelity Series Real Estate Equity Fund	6,123,519	36,132	221,840	14,341	5,311,359
Fidelity Series Real Estate Income Fund	12,126,833	177,266	723,416	141,774	11,264,080
Fidelity Series Short-Term Credit Fund	258,980,352	994,712	83,122,983	559,764	176,142,443
Fidelity Series Small Cap Discovery Fund	8,977,011	309,802	460,857	3,100	8,648,894
Fidelity Series Small Cap Opportunities Fund	27,030,652	116,912	1,249,432	-	26,099,733
Fidelity Series Stock Selector Large Cap Value Fund	44,403,641	530,519	1,965,885	-	42,796,232
Total	$ 2,483,693,752	$ 107,226,897	$ 166,044,518	$ 8,951,238	$ 2,403,830,183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,244,585,434. Net unrealized appreciation aggregated $159,244,749, of which $176,875,713 related to appreciated investment securities and $17,630,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2005 Fund

June 30, 2015

1.906834.105

FRX-X05-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.4%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $12,623,334)	315,884	$ 19,231,030
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $1,031,377)	128,277	827,388
International Equity Funds - 11.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $7,789,243)	714,454	8,487,712
Bond Funds - 36.4%

Spartan U.S. Bond Index Fund Class F (c) (Cost $27,471,081)	2,384,642	27,590,304
Inflation-Protected Bond Funds - 4.7%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,813,167)	364,279	3,540,787
Short-Term Funds - 21.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $16,023,267)	16,023,267	$ 16,023,267
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $68,751,469)		75,700,488
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,642)
NET ASSETS - 100%		$ 75,695,846
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 15,526,643	$ 1,268,887	$ 772,263	$ 5,445	$ 16,023,267
Fidelity Series Commodity Strategy Fund Class F	765,679	67,469	41,210	-	827,388
Fidelity Series Global ex U.S. Index Fund	8,552,711	673,777	810,141	-	8,487,712
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,438,202	293,679	177,942	1,772	3,540,787
Spartan Total Market Index Fund Class F	19,080,970	1,506,315	1,326,219	53,600	19,231,030
Spartan U.S. Bond Index Fund Class F	27,156,184	2,276,503	1,200,025	165,489	27,590,304
Total	$ 74,520,389	$ 6,086,630	$ 4,327,800	$ 226,306	$ 75,700,488
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $69,020,884. Net unrealized appreciation aggregated $6,679,604, of which $7,444,625 related to appreciated investment securities and $765,021 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2010 Fund
(formerly Fidelity Freedom Index 2010 Fund - Class W)

June 30, 2015

1.906836.105

FRX-X10-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.6%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $92,479,443)	2,449,512	$ 149,126,279
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $6,730,366)	847,144	5,464,081
International Equity Funds - 13.8%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $57,992,700)	5,502,812	65,373,402
Bond Funds - 33.7%

Spartan U.S. Bond Index Fund Class F (c) (Cost $158,690,732)	13,761,567	159,221,335
Inflation-Protected Bond Funds - 3.9%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $19,422,994)	1,875,462	18,229,495
Short-Term Funds - 15.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $74,550,749)	74,550,749	$ 74,550,749
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $409,866,984)		471,965,341
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,225)
NET ASSETS - 100%		$ 471,936,116
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 74,362,251	$ 2,471,767	$ 2,283,269	$ 25,858	$ 74,550,749
Fidelity Series Commodity Strategy Fund Class F	5,282,858	111,073	196,062	-	5,464,081
Fidelity Series Global ex U.S. Index Fund	68,142,870	1,708,871	5,089,885	-	65,373,402
Fidelity Series Inflation-Protected Bond Index Fund Class F	18,293,669	558,149	549,075	9,376	18,229,495
Spartan Total Market Index Fund Class F	152,665,953	3,363,353	6,765,847	427,082	149,126,279
Spartan U.S. Bond Index Fund Class F	162,143,677	5,781,689	4,882,113	979,223	159,221,335
Total	$ 480,891,278	$ 13,994,902	$ 19,766,251	$ 1,441,539	$ 471,965,341
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $411,529,031. Net unrealized appreciation aggregated $60,436,310, of which $64,530,873 related to appreciated investment securities and $4,094,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2015 Fund

June 30, 2015

1.906838.105

FRX-X15-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $216,696,218)	5,514,926	$ 335,748,693
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $12,958,063)	1,655,048	10,675,059
International Equity Funds - 16.3%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $133,099,565)	12,353,326	146,757,513
Bond Funds - 31.2%

Spartan U.S. Bond Index Fund Class F (c) (Cost $282,132,377)	24,334,191	281,546,584
Inflation-Protected Bond Funds - 3.1%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $29,637,961)	2,834,900	27,555,224
Short-Term Funds - 10.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $98,717,554)	98,717,554	$ 98,717,554
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $773,241,738)		901,000,627
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,726)
NET ASSETS - 100%		$ 900,945,901
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 97,245,743	$ 3,619,873	$ 2,148,061	$ 34,228	$ 98,717,554
Fidelity Series Commodity Strategy Fund Class F	10,192,857	319,807	303,072	-	10,675,059
Fidelity Series Global ex U.S. Index Fund	151,133,912	4,855,995	10,521,631	-	146,757,513
Fidelity Series Inflation-Protected Bond Index Fund Class F	27,256,240	1,145,937	732,315	14,185	27,555,224
Spartan Total Market Index Fund Class F	340,209,373	10,037,324	14,140,423	955,331	335,748,693
Spartan U.S. Bond Index Fund Class F	284,811,941	10,853,777	7,307,940	1,731,208	281,546,584
Total	$ 910,850,066	$ 30,832,713	$ 35,153,442	$ 2,734,952	$ 901,000,627
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $775,684,587. Net unrealized appreciation aggregated $125,316,040, of which $133,545,847 related to appreciated investment securities and $8,229,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2020 Fund

June 30, 2015

1.906840.105

FRX-X20-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.3%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $728,504,964)	16,897,470	$ 1,028,717,963
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $37,950,784)	4,885,922	31,514,197
International Equity Funds - 18.0%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $418,015,397)	37,874,916	449,954,007
Bond Funds - 29.7%

Spartan U.S. Bond Index Fund Class F (c) (Cost $744,043,537)	64,034,459	740,878,690
Inflation-Protected Bond Funds - 2.2%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $59,633,135)	5,740,875	55,801,306
Short-Term Funds - 7.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $186,429,513)	186,429,513	$ 186,429,513
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,174,577,330)		2,493,295,676
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,726)
NET ASSETS - 100%		$ 2,493,140,950
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 178,071,493	$ 8,968,880	$ 610,860	$ 63,414	$ 186,429,513
Fidelity Series Commodity Strategy Fund Class F	29,397,689	1,008,312	236,369	-	31,514,197
Fidelity Series Global ex U.S. Index Fund	451,093,557	16,989,205	21,547,971	-	449,954,007
Fidelity Series Inflation-Protected Bond Index Fund Class F	53,522,953	2,694,611	183,609	28,185	55,801,306
Spartan Total Market Index Fund Class F	1,016,028,091	34,252,792	20,033,993	2,845,922	1,028,717,963
Spartan U.S. Bond Index Fund Class F	730,103,959	33,572,663	5,191,089	4,495,084	740,878,690
Total	$ 2,458,217,742	$ 97,486,463	$ 47,803,891	$ 7,432,605	$ 2,493,295,676
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,180,849,680. Net unrealized appreciation aggregated $312,445,996, of which $335,500,231 related to appreciated investment securities and $23,054,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2025 Fund

June 30, 2015

1.906843.105

FRX-X25-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.9%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $590,112,398)	13,657,477	$ 831,467,179
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $28,040,666)	3,646,647	23,520,871
International Equity Funds - 20.5%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $337,533,790)	30,527,896	362,671,404
Bond Funds - 27.2%

Spartan U.S. Bond Index Fund Class F (c) (Cost $484,756,622)	41,647,681	481,863,671
Inflation-Protected Bond Funds - 1.4%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $26,880,558)	2,587,838	25,153,783
Short-Term Funds - 2.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $47,261,791)	47,261,791	$ 47,261,791
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,514,585,825)		1,771,938,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113,584)
NET ASSETS - 100%		$ 1,771,825,115
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 39,095,330	$ 8,243,959	$ 77,498	$ 14,836	$ 47,261,791
Fidelity Series Commodity Strategy Fund Class F	21,595,836	1,153,281	221,275	-	23,520,871
Fidelity Series Global ex U.S. Index Fund	360,217,432	18,420,895	18,569,165	-	362,671,404
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,467,212	1,836,428	43,374	12,542	25,153,783
Spartan Total Market Index Fund Class F	813,848,831	40,435,529	21,415,581	2,281,962	831,467,179
Spartan U.S. Bond Index Fund Class F	465,829,814	30,552,149	3,158,532	2,896,447	481,863,671
Total	$ 1,724,054,455	$ 100,642,241	$ 43,485,425	$ 5,205,787	$ 1,771,938,699
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,519,277,366. Net unrealized appreciation aggregated $252,661,333, of which $268,474,042 related to appreciated investment securities and $15,812,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2030 Fund

June 30, 2015

1.906845.105

FRX-X30-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $960,546,158)	21,279,054	$ 1,295,468,796
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $37,082,872)	4,840,288	31,219,856
International Equity Funds - 24.6%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $530,503,020)	47,382,363	562,902,473
Bond Funds - 16.8%

Spartan U.S. Bond Index Fund Class F (b) (Cost $386,311,923)	33,286,766	385,127,881
Inflation-Protected Bond Funds - 0.6%
	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b) (Cost $14,442,102)	1,405,549	$ 13,661,933
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,928,886,075)		2,288,380,939
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152,245)
NET ASSETS - 100%		$ 2,288,228,694
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 28,596,473	$ 1,471,727	$ 161,404	$ -	$ 31,219,856
Fidelity Series Global ex U.S. Index Fund	556,432,245	25,746,626	23,170,055	-	562,902,473
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,233,723	1,512,554	24,817	6,661	13,661,933
Spartan Total Market Index Fund Class F	1,261,031,633	54,591,990	18,055,309	3,533,067	1,295,468,796
Spartan U.S. Bond Index Fund Class F	366,520,937	29,482,248	1,823,308	2,300,838	385,127,881
Total	$ 2,224,815,011	$ 112,805,145	$ 43,234,893	$ 5,840,566	$ 2,288,380,939
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,934,055,408. Net unrealized appreciation aggregated $354,325,531, of which $371,527,785 related to appreciated investment securities and $17,202,254 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2035 Fund

June 30, 2015

1.906848.105

FRX-X35-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $606,802,225)	13,476,210	$ 820,431,641
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $22,082,865)	2,878,066	18,563,527
International Equity Funds - 26.8%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $336,210,590)	29,980,150	356,164,180
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $134,123,947)	11,574,088	$ 133,912,199
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,099,219,627)		1,329,071,547
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,807)
NET ASSETS - 100%		$ 1,328,984,740
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 16,346,430	$ 1,584,508	$ 126,646	$ -	$ 18,563,527
Fidelity Series Global ex U.S. Index Fund	347,263,824	20,661,367	14,083,910	-	356,164,180
Spartan Total Market Index Fund Class F	788,799,598	41,313,344	8,219,603	2,209,564	820,431,641
Spartan U.S. Bond Index Fund Class F	129,758,913	8,240,700	945,972	803,856	133,912,199
Total	$ 1,282,168,765	$ 71,799,919	$ 23,376,131	$ 3,013,420	$ 1,329,071,547
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,102,666,263. Net unrealized appreciation aggregated $226,405,284, of which $235,995,405 related to appreciated investment securities and $9,590,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2040 Fund

June 30, 2015

1.906850.105

FRX-X40-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $713,983,377)	15,887,749	$ 967,246,161
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $25,966,357)	3,393,096	21,885,467
International Equity Funds - 26.8%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $394,341,548)	35,326,343	419,676,956
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $158,595,946)	13,645,359	$ 157,876,808
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,292,887,228)		1,566,685,392
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101,428)
NET ASSETS - 100%		$ 1,566,583,964
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 19,267,411	$ 1,848,100	$ 125,280	$ -	$ 21,885,467
Fidelity Series Global ex U.S. Index Fund	409,346,045	23,533,251	15,921,030	-	419,676,956
Spartan Total Market Index Fund Class F	929,818,472	49,686,150	10,571,027	2,609,098	967,246,161
Spartan U.S. Bond Index Fund Class F	152,958,903	10,099,312	1,461,587	950,009	157,876,808
Total	$ 1,511,390,831	$ 85,166,813	$ 28,078,924	$ 3,559,107	$ 1,566,685,392
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,296,704,436. Net unrealized appreciation aggregated $269,980,956, of which $281,083,985 related to appreciated investment securities and $11,103,029 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2045 Fund

June 30, 2015

1.906853.105

FRX-X45-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $368,524,321)	8,044,929	$ 489,775,263
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $13,166,426)	1,718,139	11,081,994
International Equity Funds - 26.8%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $201,987,139)	17,917,166	212,855,932
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $80,544,619)	6,909,392	$ 79,941,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $664,222,505)		793,654,850
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,271)
NET ASSETS - 100%		$ 793,604,579
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,566,183	$ 1,109,583	$ 40,080	$ -	$ 11,081,994
Fidelity Series Global ex U.S. Index Fund	203,232,169	15,539,459	7,118,786	-	212,855,932
Spartan Total Market Index Fund Class F	461,637,208	34,282,714	5,145,872	1,297,471	489,775,263
Spartan U.S. Bond Index Fund Class F	75,940,199	6,498,608	631,041	476,348	79,941,661
Total	$ 750,375,759	$ 57,430,364	$ 12,935,779	$ 1,773,819	$ 793,654,850
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $666,431,937. Net unrealized appreciation aggregated $127,222,913, of which $133,666,349 related to appreciated investment securities and $6,443,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2050 Fund

June 30, 2015

1.906855.105

FRX-X50-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $369,580,216)	7,835,424	$ 477,020,589
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $12,739,483)	1,673,403	10,793,447
International Equity Funds - 26.8%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $197,762,251)	17,444,710	207,243,151
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $78,643,518)	6,729,481	$ 77,860,100
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $658,725,468)		772,917,287
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,899)
NET ASSETS - 100%		$ 772,869,388
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,303,161	$ 1,104,427	$ 48,583	$ -	$ 10,793,447
Fidelity Series Global ex U.S. Index Fund	197,627,987	15,394,700	6,960,457	-	207,243,151
Spartan Total Market Index Fund Class F	448,906,657	33,294,388	4,206,926	1,262,718	477,020,589
Spartan U.S. Bond Index Fund Class F	73,845,102	6,406,427	579,981	462,525	77,860,100
Total	$ 729,682,907	$ 56,199,942	$ 11,795,947	$ 1,725,243	$ 772,917,287
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $660,945,255. Net unrealized appreciation aggregated $111,972,032, of which $118,407,638 related to appreciated investment securities and $6,435,606 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2055 Fund

June 30, 2015

1.927055.104

FRX-55-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $112,100,365)	2,100,053	$ 127,851,239
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $3,310,647)	448,493	2,892,783
International Equity Funds - 26.8%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $55,239,490)	4,678,961	55,586,061
Bond Funds - 10.1%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $21,024,973)	1,803,555	$ 20,867,135
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $191,675,475)		207,197,218
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,755)
NET ASSETS - 100%		$ 207,184,463
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 2,335,329	$ 454,857	$ 8,186	$ -	$ 2,892,783
Fidelity Series Global ex U.S. Index Fund	49,598,498	7,473,691	1,667,638	-	55,586,061
Spartan Total Market Index Fund Class F	112,662,412	15,613,804	60,595	319,120	127,851,239
Spartan U.S. Bond Index Fund Class F	18,532,010	2,928,632	121,000	120,160	20,867,135
Total	$ 183,128,249	$ 26,470,984	$ 1,857,419	$ 439,280	$ 207,197,218
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $192,044,419. Net unrealized appreciation aggregated $15,152,799, of which $17,291,016 related to appreciated investment securities and $2,138,217 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index 2060 Fund

June 30, 2015

1.9858345.100

X60-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $4,737,479)	77,880	$ 4,741,339
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $106,624)	16,612	107,150
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $2,083,813)	174,639	2,074,713
Bond Funds - 10.0%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $785,026)	66,784	$ 772,690
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,712,942)		7,695,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		(449)
NET ASSETS - 100%		$ 7,695,443
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 47,185	$ 57,921	$ 817	$ -	$ 107,150
Fidelity Series Global ex U.S. Index Fund	991,357	1,124,224	16,097	-	2,074,713
Spartan Total Market Index Fund Class F	2,251,929	2,564,465	37,221	7,625	4,741,339
Spartan U.S. Bond Index Fund Class F	369,806	423,342	5,964	3,541	772,690
Total	$ 3,660,277	$ 4,169,952	$ 60,099	$ 11,166	$ 7,695,892
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $7,721,558. Net unrealized depreciation aggregated $25,666, of which $67,117 related to appreciated investment securities and $92,783 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom® Index Income Fund

June 30, 2015

1.906830.105

FRX-INC-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $25,325,187)	629,457	$ 38,321,354
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $3,340,269)	408,419	2,634,302
International Equity Funds - 7.1%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $15,618,165)	1,457,825	17,318,961
Bond Funds - 40.1%

Spartan U.S. Bond Index Fund Class F (c) (Cost $97,891,143)	8,485,436	98,176,495
Inflation-Protected Bond Funds - 6.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $16,015,454)	1,512,582	14,702,292
Short-Term Funds - 30.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c) (Cost $73,491,787)	73,491,787	$ 73,491,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $231,682,005)		244,645,191
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,062)
NET ASSETS - 100%		$ 244,630,129
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 73,277,092	$ 2,654,391	$ 2,439,697	$ 25,627	$ 73,491,787
Fidelity Series Commodity Strategy Fund Class F	2,515,650	89,894	86,452	-	2,634,302
Fidelity Series Global ex U.S. Index Fund	17,502,936	858,410	1,186,859	-	17,318,961
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,651,050	480,909	370,019	7,584	14,702,292
Spartan Total Market Index Fund Class F	38,029,067	1,763,620	1,423,360	106,996	38,321,354
Spartan U.S. Bond Index Fund Class F	98,299,117	4,283,029	2,066,025	599,892	98,176,495
Total	$ 244,274,912	$ 10,130,253	$ 7,572,412	$ 740,099	$ 244,645,191
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $232,430,036. Net unrealized appreciation aggregated $12,215,155, of which $15,366,334 related to appreciated investment securities and $3,151,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

June 30, 2015

1.907104.105

FF-K-05-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	333,980	$ 4,498,711
Fidelity Series 1000 Value Index Fund Class F (c)	225,726	2,530,392
Fidelity Series All-Sector Equity Fund Class F (c)	1,023,366	14,449,926
Fidelity Series Blue Chip Growth Fund Class F (c)	881,007	11,329,746
Fidelity Series Commodity Strategy Fund Class F (a)(c)	586,693	3,784,170
Fidelity Series Equity-Income Fund Class F (c)	1,501,179	18,974,899
Fidelity Series Growth & Income Fund Class F (c)	1,064,132	14,567,974
Fidelity Series Growth Company Fund Class F (c)	1,375,271	17,520,951
Fidelity Series Intrinsic Opportunities Fund Class F (c)	632,675	9,932,990
Fidelity Series Opportunistic Insights Fund Class F (c)	607,323	9,528,897
Fidelity Series Real Estate Equity Fund Class F (c)	116,824	1,571,289
Fidelity Series Small Cap Discovery Fund Class F (c)	228,569	2,527,974
Fidelity Series Small Cap Opportunities Fund Class F (c)	550,034	7,628,978
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	970,449	12,567,321
TOTAL DOMESTIC EQUITY FUNDS (Cost $106,794,107)		131,414,218
International Equity Funds - 11.8%

Fidelity Series Emerging Markets Fund Class F (c)	1,101,448	18,944,907
Fidelity Series International Growth Fund Class F (c)	1,085,002	15,786,782
Fidelity Series International Small Cap Fund Class F (c)	217,795	3,626,281
Fidelity Series International Value Fund Class F (c)	1,527,672	15,719,740
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $44,902,439)		54,077,710
Bond Funds - 43.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	299,461	$ 2,895,785
Fidelity Series Floating Rate High Income Fund Class F (c)	117,737	1,152,648
Fidelity Series High Income Fund Class F (c)	1,558,650	14,994,210
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,422,077	13,822,587
Fidelity Series Investment Grade Bond Fund Class F (c)	14,634,243	165,366,948
Fidelity Series Real Estate Income Fund Class F (c)	194,726	2,141,990
TOTAL BOND FUNDS (Cost $202,912,488)		200,374,168
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	49,501,811	49,501,811
Fidelity Series Short-Term Credit Fund Class F (c)	2,108,517	21,021,914
TOTAL SHORT-TERM FUNDS (Cost $70,585,817)		70,523,725
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $425,194,851)		456,389,821
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,970)
NET ASSETS - 100%		$ 456,372,851
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 40,706,365	$ 11,081,333	$ 2,285,887	$ 16,520	$ 49,501,811
Fidelity Series 100 Index Fund Class F	4,640,658	137,186	344,966	-	4,498,711
Fidelity Series 1000 Value Index Fund Class F	2,641,536	72,388	188,032	-	2,530,392
Fidelity Series All-Sector Equity Fund Class F	15,136,546	426,039	1,091,557	-	14,449,926
Fidelity Series Blue Chip Growth Fund Class F	11,713,591	393,677	863,971	-	11,329,746
Fidelity Series Commodity Strategy Fund Class F	3,720,710	85,777	189,606	-	3,784,170
Fidelity Series Emerging Markets Debt Fund Class F	2,968,957	111,568	173,392	42,905	2,895,785
Fidelity Series Emerging Markets Fund Class F	18,607,454	1,307,317	1,135,080	-	18,944,907
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 19,810,549	$ 666,124	$ 1,532,454	$ 122,996	$ 18,974,899
Fidelity Series Floating Rate High Income Fund Class F	2,326,450	79,011	1,256,440	21,827	1,152,648
Fidelity Series Growth & Income Fund Class F	15,106,529	473,469	1,147,152	71,638	14,567,974
Fidelity Series Growth Company Fund Class F	17,227,330	113,342	39,103	-	17,520,951
Fidelity Series High Income Fund Class F	16,282,551	429,816	1,442,215	220,792	14,994,210
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,271,382	354,963	746,551	7,260	13,822,587
Fidelity Series International Growth Fund Class F	16,683,302	398,470	1,442,818	-	15,786,782
Fidelity Series International Small Cap Fund Class F	3,789,422	91,429	433,148	-	3,626,281
Fidelity Series International Value Fund Class F	16,352,431	398,465	1,265,095	-	15,719,740
Fidelity Series Intrinsic Opportunities Fund Class F	10,103,160	276,235	829,135	-	9,932,990
Fidelity Series Investment Grade Bond Fund Class F	171,636,281	5,930,896	8,219,254	1,047,145	165,366,948
Fidelity Series Opportunistic Insights Fund Class F	9,839,302	280,071	736,351	-	9,528,897
Fidelity Series Real Estate Equity Fund Class F	1,822,811	55,905	120,742	5,416	1,571,289
Fidelity Series Real Estate Income Fund Class F	2,282,609	81,288	161,462	27,772	2,141,990
Fidelity Series Short-Term Credit Fund Class F	28,958,911	755,863	8,610,142	71,488	21,021,914
Fidelity Series Small Cap Discovery Fund Class F	2,697,440	155,988	270,903	2,275	2,527,974
Fidelity Series Small Cap Opportunities Fund Class F	8,014,177	219,135	663,431	-	7,628,978
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,228,304	365,965	1,000,727	-	12,567,321
Total	$ 470,568,758	$ 24,741,720	$ 36,189,614	$ 1,658,034	$ 456,389,821
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $426,085,434. Net unrealized appreciation aggregated $30,304,387, of which $35,578,008 related to appreciated investment securities and $5,273,621 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

June 30, 2015

1.907106.105

FF-K-10-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.1%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	3,064,277	$ 41,275,817
Fidelity Series 1000 Value Index Fund Class F (c)	2,052,017	23,003,114
Fidelity Series All-Sector Equity Fund Class F (c)	9,429,970	133,151,182
Fidelity Series Blue Chip Growth Fund Class F (c)	8,127,373	104,518,021
Fidelity Series Commodity Strategy Fund Class F (a)(c)	4,413,350	28,466,108
Fidelity Series Equity-Income Fund Class F (c)	13,899,071	175,684,252
Fidelity Series Growth & Income Fund Class F (c)	9,828,152	134,547,396
Fidelity Series Growth Company Fund Class F (c)	13,166,934	167,746,741
Fidelity Series Intrinsic Opportunities Fund Class F (c)	5,798,937	91,043,305
Fidelity Series Opportunistic Insights Fund Class F (c)	5,623,006	88,224,968
Fidelity Series Real Estate Equity Fund Class F (c)	1,060,016	14,257,213
Fidelity Series Small Cap Discovery Fund Class F (c)	2,116,263	23,405,867
Fidelity Series Small Cap Opportunities Fund Class F (c)	5,092,143	70,628,024
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	8,920,259	115,517,348
TOTAL DOMESTIC EQUITY FUNDS (Cost $957,771,810)		1,211,469,356
International Equity Funds - 14.7%

Fidelity Series Emerging Markets Fund Class F (c)	9,900,511	170,288,798
Fidelity Series International Growth Fund Class F (c)	10,412,704	151,504,847
Fidelity Series International Small Cap Fund Class F (c)	2,090,158	34,801,129
Fidelity Series International Value Fund Class F (c)	14,660,935	150,861,019
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $413,520,122)		507,455,793
Bond Funds - 40.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,336,433	$ 22,593,304
Fidelity Series Floating Rate High Income Fund Class F (c)	893,637	8,748,711
Fidelity Series High Income Fund Class F (c)	11,783,026	113,352,710
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	8,525,849	82,871,257
Fidelity Series Investment Grade Bond Fund Class F (c)	101,276,026	1,144,419,089
Fidelity Series Real Estate Income Fund Class F (c)	1,475,672	16,232,394
TOTAL BOND FUNDS (Cost $1,408,079,687)		1,388,217,465
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	242,750,568	242,750,568
Fidelity Series Short-Term Credit Fund Class F (c)	10,278,843	102,480,067
TOTAL SHORT-TERM FUNDS (Cost $345,536,425)		345,230,635
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,124,908,044)	3,452,373,249
NET OTHER ASSETS (LIABILITIES) - 0.0%	(134,657)
NET ASSETS - 100%	$ 3,452,238,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 192,026,291	$ 65,586,516	$ 14,862,239	$ 79,344	$ 242,750,568
Fidelity Series 100 Index Fund Class F	43,748,084	586,789	3,679,336	-	41,275,817
Fidelity Series 1000 Value Index Fund Class F	24,652,285	84,624	1,779,461	-	23,003,114
Fidelity Series All-Sector Equity Fund Class F	142,959,754	484,332	10,131,139	-	133,151,182
Fidelity Series Blue Chip Growth Fund Class F	111,841,765	1,692,615	9,881,305	-	104,518,021
Fidelity Series Commodity Strategy Fund Class F	28,830,156	80,339	1,729,341	-	28,466,108
Fidelity Series Emerging Markets Debt Fund Class F	23,666,750	401,829	1,396,649	337,725	22,593,304
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 173,731,228	$ 5,354,582	$ 10,600,105	$ -	$ 170,288,798
Fidelity Series Equity-Income Fund Class F	186,836,333	2,162,577	13,637,270	1,155,648	175,684,252
Fidelity Series Floating Rate High Income Fund Class F	18,144,186	270,113	9,695,179	167,470	8,748,711
Fidelity Series Growth & Income Fund Class F	142,632,022	1,291,782	10,693,422	673,383	134,547,396
Fidelity Series Growth Company Fund Class F	173,214,356	-	7,666,129	-	167,746,741
Fidelity Series High Income Fund Class F	125,373,657	2,425,604	12,363,231	1,680,728	113,352,710
Fidelity Series Inflation-Protected Bond Index Fund Class F	88,288,666	301,214	5,387,127	44,157	82,871,257
Fidelity Series International Growth Fund Class F	164,776,932	477,107	15,298,021	-	151,504,847
Fidelity Series International Small Cap Fund Class F	37,449,336	109,261	4,511,204	-	34,801,129
Fidelity Series International Value Fund Class F	161,945,521	477,107	13,995,448	-	150,861,019
Fidelity Series Intrinsic Opportunities Fund Class F	95,349,205	315,679	8,186,093	-	91,043,305
Fidelity Series Investment Grade Bond Fund Class F	1,227,012,891	10,881,434	65,726,916	7,329,166	1,144,419,089
Fidelity Series Opportunistic Insights Fund Class F	93,030,589	876,414	7,035,788	-	88,224,968
Fidelity Series Real Estate Equity Fund Class F	17,066,169	107,531	1,203,074	49,393	14,257,213
Fidelity Series Real Estate Income Fund Class F	17,866,158	261,543	1,436,504	211,130	16,232,394
Fidelity Series Short-Term Credit Fund Class F	153,813,150	1,211,671	52,139,190	358,529	102,480,067
Fidelity Series Small Cap Discovery Fund Class F	24,689,234	1,332,693	2,114,937	21,158	23,405,867
Fidelity Series Small Cap Opportunities Fund Class F	75,619,907	1,261,119	6,851,747	-	70,628,024
Fidelity Series Stock Selector Large Cap Value Fund Class F	125,032,437	1,370,517	10,704,162	-	115,517,348
Total	$ 3,669,597,062	$ 99,404,992	$ 302,705,017	$ 12,107,831	$ 3,452,373,249
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $3,127,572,157. Net unrealized appreciation aggregated $324,801,092, of which $363,370,388 related to appreciated investment securities and $38,569,296 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

June 30, 2015

1.907108.105

FF-K-15-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	6,589,533	$ 88,761,005
Fidelity Series 1000 Value Index Fund Class F (c)	4,453,577	49,924,603
Fidelity Series All-Sector Equity Fund Class F (c)	20,266,526	286,163,344
Fidelity Series Blue Chip Growth Fund Class F (c)	17,539,601	225,559,269
Fidelity Series Commodity Strategy Fund Class F (a)(c)	7,997,331	51,582,787
Fidelity Series Equity-Income Fund Class F (c)	29,852,097	377,330,506
Fidelity Series Growth & Income Fund Class F (c)	21,132,191	289,299,698
Fidelity Series Growth Company Fund Class F (c)	27,862,091	354,963,043
Fidelity Series Intrinsic Opportunities Fund Class F (c)	12,394,806	194,598,446
Fidelity Series Opportunistic Insights Fund Class F (c)	12,091,306	189,712,597
Fidelity Series Real Estate Equity Fund Class F (c)	2,266,266	30,481,272
Fidelity Series Small Cap Discovery Fund Class F (c)	4,550,675	50,330,469
Fidelity Series Small Cap Opportunities Fund Class F (c)	10,950,256	151,880,045
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	19,211,314	248,786,510
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,085,189,437)		2,589,373,594
International Equity Funds - 17.2%

Fidelity Series Emerging Markets Fund Class F (c)	20,385,248	350,626,266
Fidelity Series International Growth Fund Class F (c)	22,917,964	333,456,377
Fidelity Series International Small Cap Fund Class F (c)	4,600,209	76,593,487
Fidelity Series International Value Fund Class F (c)	32,269,273	332,050,817
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $914,903,947)		1,092,726,947
Bond Funds - 36.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,134,834	$ 39,983,848
Fidelity Series Floating Rate High Income Fund Class F (c)	1,795,168	17,574,691
Fidelity Series High Income Fund Class F (c)	21,409,535	205,959,725
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	10,440,592	101,482,555
Fidelity Series Investment Grade Bond Fund Class F (c)	171,002,117	1,932,323,921
Fidelity Series Real Estate Income Fund Class F (c)	2,716,968	29,886,644
TOTAL BOND FUNDS (Cost $2,373,491,964)		2,327,211,384
Short-Term Funds - 5.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	240,480,697	240,480,697
Fidelity Series Short-Term Credit Fund Class F (c)	10,140,733	101,103,106
TOTAL SHORT-TERM FUNDS (Cost $341,879,616)		341,583,803
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,715,464,964)		6,350,895,728
NET OTHER ASSETS (LIABILITIES) - 0.0%		(246,799)
NET ASSETS - 100%		$ 6,350,648,929
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 192,044,379	$ 61,504,510	$ 13,068,192	$ 77,251	$ 240,480,697
Fidelity Series 100 Index Fund Class F	93,604,802	297,429	6,479,506	-	88,761,005
Fidelity Series 1000 Value Index Fund Class F	52,830,796	167,987	3,166,752	-	49,924,603
Fidelity Series All-Sector Equity Fund Class F	306,257,126	979,102	20,724,743	-	286,163,344
Fidelity Series Blue Chip Growth Fund Class F	241,901,154	1,206,842	19,375,224	-	225,559,269
Fidelity Series Commodity Strategy Fund Class F	52,153,212	136,782	3,035,595	-	51,582,787
Fidelity Series Emerging Markets Debt Fund Class F	41,847,670	708,698	2,435,917	599,241	39,983,848
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 352,855,673	$ 14,419,423	$ 20,307,751	$ -	$ 350,626,266
Fidelity Series Equity-Income Fund Class F	399,816,243	3,767,644	26,953,698	2,472,546	377,330,506
Fidelity Series Floating Rate High Income Fund Class F	33,059,773	398,204	15,906,293	320,032	17,574,691
Fidelity Series Growth & Income Fund Class F	305,003,624	2,888,408	21,396,069	1,439,709	289,299,698
Fidelity Series Growth Company Fund Class F	358,172,947	-	7,860,174	-	354,963,043
Fidelity Series High Income Fund Class F	227,000,643	4,304,048	21,575,559	3,057,580	205,959,725
Fidelity Series Inflation-Protected Bond Index Fund Class F	107,838,041	345,458	6,291,204	54,169	101,482,555
Fidelity Series International Growth Fund Class F	355,774,618	967,744	26,669,662	-	333,456,377
Fidelity Series International Small Cap Fund Class F	81,610,353	221,568	9,077,012	-	76,593,487
Fidelity Series International Value Fund Class F	352,236,247	967,744	26,462,754	-	332,050,817
Fidelity Series Intrinsic Opportunities Fund Class F	204,045,729	609,929	17,743,507	-	194,598,446
Fidelity Series Investment Grade Bond Fund Class F	2,067,261,932	21,023,437	109,085,279	12,389,699	1,932,323,921
Fidelity Series Opportunistic Insights Fund Class F	199,278,086	2,011,025	14,470,933	-	189,712,597
Fidelity Series Real Estate Equity Fund Class F	36,344,363	219,703	2,415,004	105,028	30,481,272
Fidelity Series Real Estate Income Fund Class F	32,431,380	472,423	2,175,996	386,709	29,886,644
Fidelity Series Short-Term Credit Fund Class F	146,378,600	3,133,640	48,015,836	360,530	101,103,106
Fidelity Series Small Cap Discovery Fund Class F	51,929,977	3,498,188	4,042,136	43,928	50,330,469
Fidelity Series Small Cap Opportunities Fund Class F	162,839,806	682,886	12,863,995	-	151,880,045
Fidelity Series Stock Selector Large Cap Value Fund Class F	266,530,923	2,304,651	19,599,795	-	248,786,510
Total	$ 6,721,048,097	$ 127,237,473	$ 481,198,586	$ 21,306,422	$ 6,350,895,728
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $5,722,590,369. Net unrealized appreciation aggregated $628,305,359, of which $704,362,426 related to appreciated investment securities and $76,057,067 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

June 30, 2015

1.907110.105

FF-K-20-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	19,543,648	$ 263,252,936
Fidelity Series 1000 Value Index Fund Class F (c)	13,168,066	147,614,025
Fidelity Series All-Sector Equity Fund Class F (c)	60,408,023	852,961,280
Fidelity Series Blue Chip Growth Fund Class F (c)	52,004,967	668,783,873
Fidelity Series Commodity Strategy Fund Class F (a)(c)	21,015,812	135,551,987
Fidelity Series Equity-Income Fund Class F (c)	88,619,954	1,120,156,214
Fidelity Series Growth & Income Fund Class F (c)	62,791,379	859,613,983
Fidelity Series Growth Company Fund Class F (c)	81,367,190	1,036,617,999
Fidelity Series Intrinsic Opportunities Fund Class F (c)	36,946,915	580,066,564
Fidelity Series Opportunistic Insights Fund Class F (c)	35,851,775	562,514,354
Fidelity Series Real Estate Equity Fund Class F (c)	6,850,760	92,142,722
Fidelity Series Small Cap Discovery Fund Class F (c)	13,493,297	149,235,868
Fidelity Series Small Cap Opportunities Fund Class F (c)	32,467,767	450,327,929
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	57,109,220	739,564,405
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,256,101,066)		7,658,404,139
International Equity Funds - 19.0%

Fidelity Series Emerging Markets Fund Class F (c)	58,731,327	1,010,178,828
Fidelity Series International Growth Fund Class F (c)	68,466,093	996,181,652
Fidelity Series International Small Cap Fund Class F (c)	13,742,732	228,816,484
Fidelity Series International Value Fund Class F (c)	96,406,002	992,017,760
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,757,801,467)		3,227,194,724
Bond Funds - 32.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,080,436	$ 107,147,818
Fidelity Series Floating Rate High Income Fund Class F (c)	4,812,760	47,116,924
Fidelity Series High Income Fund Class F (c)	57,269,045	550,928,209
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	14,725,538	143,132,230
Fidelity Series Investment Grade Bond Fund Class F (c)	403,552,369	4,560,141,764
Fidelity Series Real Estate Income Fund Class F (c)	7,281,298	80,094,277
TOTAL BOND FUNDS (Cost $5,605,813,031)		5,488,561,222
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	446,707,311	446,707,311
Fidelity Series Short-Term Credit Fund Class F (c)	18,605,713	185,498,962
TOTAL SHORT-TERM FUNDS (Cost $632,743,359)		632,206,273
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,252,458,923)		17,006,366,358
NET OTHER ASSETS (LIABILITIES) - 0.0%		(668,175)
NET ASSETS - 100%		$ 17,005,698,183
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 335,889,086	$ 127,780,453	$ 16,962,227	$ 137,419	$ 446,707,311
Fidelity Series 100 Index Fund Class F	268,745,579	3,410,389	12,603,503	-	263,252,936
Fidelity Series 1000 Value Index Fund Class F	152,570,520	1,930,162	7,087,813	-	147,614,025
Fidelity Series All-Sector Equity Fund Class F	882,622,458	11,067,202	39,189,085	-	852,961,280
Fidelity Series Blue Chip Growth Fund Class F	694,426,859	10,046,963	40,816,078	-	668,783,873
Fidelity Series Commodity Strategy Fund Class F	135,161,608	1,420,694	7,044,829	-	135,551,987
Fidelity Series Emerging Markets Debt Fund Class F	109,194,068	2,717,839	4,344,821	1,580,862	107,147,818
Fidelity Series Emerging Markets Fund Class F	989,152,804	49,288,152	37,463,431	-	1,010,178,828
Fidelity Series Equity-Income Fund Class F	1,153,184,304	21,413,200	55,842,202	7,127,504	1,120,156,214
Fidelity Series Floating Rate High Income Fund Class F	85,602,629	1,595,085	40,114,427	840,173	47,116,924
Fidelity Series Growth & Income Fund Class F	878,853,898	15,405,393	42,117,063	4,142,955	859,613,983
Fidelity Series Growth Company Fund Class F	1,027,473,838	-	3,908,628	-	1,036,617,999
Fidelity Series High Income Fund Class F	587,559,200	14,991,764	41,500,666	8,005,291	550,928,209
Fidelity Series Inflation-Protected Bond Index Fund Class F	147,815,036	1,590,877	5,694,410	75,187	143,132,230
Fidelity Series International Growth Fund Class F	1,032,346,404	11,217,194	56,474,704	-	996,181,652
Fidelity Series International Small Cap Fund Class F	237,328,660	2,564,623	22,205,023	-	228,816,484
Fidelity Series International Value Fund Class F	1,024,090,149	11,215,527	58,096,895	-	992,017,760
Fidelity Series Intrinsic Opportunities Fund Class F	587,529,980	7,218,322	36,763,816	-	580,066,564
Fidelity Series Investment Grade Bond Fund Class F	4,747,752,946	93,321,086	171,959,002	28,779,848	4,560,141,764
Fidelity Series Opportunistic Insights Fund Class F	574,341,509	8,463,371	28,724,700	-	562,514,354
Fidelity Series Real Estate Equity Fund Class F	104,650,121	1,639,865	3,354,803	314,779	92,142,722
Fidelity Series Real Estate Income Fund Class F	84,143,267	2,347,163	4,157,422	1,029,681	80,094,277
Fidelity Series Short-Term Credit Fund Class F	261,133,855	8,552,315	83,483,208	656,530	185,498,962
Fidelity Series Small Cap Discovery Fund Class F	147,682,111	8,849,249	4,121,642	131,147	149,235,868
Fidelity Series Small Cap Opportunities Fund Class F	474,199,719	5,776,704	33,257,064	-	450,327,929
Fidelity Series Stock Selector Large Cap Value Fund Class F	767,491,173	9,619,901	35,646,039	-	739,564,405
Total	$ 17,490,941,781	$ 433,443,493	$ 892,933,501	$ 52,821,376	$ 17,006,366,358
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $15,273,269,406. Net unrealized appreciation aggregated $1,733,096,952, of which $1,936,524,758 related to appreciated investment securities and $203,427,806 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

June 30, 2015

1.907113.105

FF-K-25-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	16,826,216	$ 226,649,133
Fidelity Series 1000 Value Index Fund Class F (c)	11,377,023	127,536,423
Fidelity Series All-Sector Equity Fund Class F (c)	52,001,900	734,266,830
Fidelity Series Blue Chip Growth Fund Class F (c)	44,368,175	570,574,733
Fidelity Series Commodity Strategy Fund Class F (a)(c)	15,655,537	100,978,212
Fidelity Series Equity-Income Fund Class F (c)	75,599,493	955,577,595
Fidelity Series Growth & Income Fund Class F (c)	53,590,531	733,654,363
Fidelity Series Growth Company Fund Class F (c)	68,267,044	869,722,146
Fidelity Series Intrinsic Opportunities Fund Class F (c)	31,583,948	495,867,980
Fidelity Series Opportunistic Insights Fund Class F (c)	30,585,359	479,884,285
Fidelity Series Real Estate Equity Fund Class F (c)	6,018,945	80,954,814
Fidelity Series Small Cap Discovery Fund Class F (c)	11,510,740	127,308,779
Fidelity Series Small Cap Opportunities Fund Class F (c)	27,699,703	384,194,880
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	49,082,382	635,616,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,398,677,837)		6,522,787,016
International Equity Funds - 21.5%

Fidelity Series Emerging Markets Fund Class F (c)	49,068,780	843,983,012
Fidelity Series International Growth Fund Class F (c)	59,234,197	861,857,559
Fidelity Series International Small Cap Fund Class F (c)	11,890,052	197,969,358
Fidelity Series International Value Fund Class F (c)	83,403,616	858,223,212
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,416,131,651)		2,762,033,141
Bond Funds - 24.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	8,299,680	$ 80,257,904
Fidelity Series Floating Rate High Income Fund Class F (c)	3,594,213	35,187,348
Fidelity Series High Income Fund Class F (c)	43,519,338	418,656,028
Fidelity Series Investment Grade Bond Fund Class F (c)	224,461,184	2,536,411,382
Fidelity Series Real Estate Income Fund Class F (c)	5,517,454	60,691,995
TOTAL BOND FUNDS (Cost $3,193,651,799)		3,131,204,657
Short-Term Funds - 3.5%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	321,787,314	321,787,314
Fidelity Series Short-Term Credit Fund Class F (c)	13,277,632	132,377,995
TOTAL SHORT-TERM FUNDS (Cost $454,542,482)		454,165,309
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,463,003,769)		12,870,190,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(421,350)
NET ASSETS - 100%		$ 12,869,768,773
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 227,514,242	$ 102,690,727	$ 8,417,655	$ 85,059	$ 321,787,314
Fidelity Series 100 Index Fund Class F	227,702,715	7,552,482	11,703,156	-	226,649,133
Fidelity Series 1000 Value Index Fund Class F	129,748,733	3,614,948	5,972,596	-	127,536,423
Fidelity Series All-Sector Equity Fund Class F	743,295,885	20,778,710	28,259,505	-	734,266,830
Fidelity Series Blue Chip Growth Fund Class F	588,140,403	15,952,651	37,733,088	-	570,574,733
Fidelity Series Commodity Strategy Fund Class F	98,149,478	2,333,924	3,906,667	-	100,978,212
Fidelity Series Emerging Markets Debt Fund Class F	80,172,214	3,059,140	2,640,168	1,172,538	80,257,904
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 823,628,539	$ 37,038,003	$ 23,861,300	$ -	$ 843,983,012
Fidelity Series Equity-Income Fund Class F	965,779,195	33,149,078	44,162,193	6,004,690	955,577,595
Fidelity Series Floating Rate High Income Fund Class F	62,584,818	1,907,967	29,371,354	601,666	35,187,348
Fidelity Series Growth & Income Fund Class F	741,846,793	23,894,348	38,107,167	3,542,837	733,654,363
Fidelity Series Growth Company Fund Class F	858,241,086	567,653	-	-	869,722,146
Fidelity Series High Income Fund Class F	442,125,851	12,228,907	27,988,818	6,109,669	418,656,028
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,848,364	2,123	2,838,808	1,471	-
Fidelity Series International Growth Fund Class F	887,277,524	21,142,924	54,147,121	-	861,857,559
Fidelity Series International Small Cap Fund Class F	202,740,935	4,882,570	19,176,354	-	197,969,358
Fidelity Series International Value Fund Class F	871,724,264	21,133,433	46,731,414	-	858,223,212
Fidelity Series Intrinsic Opportunities Fund Class F	493,914,435	13,396,797	30,093,443	-	495,867,980
Fidelity Series Investment Grade Bond Fund Class F	2,537,545,120	113,989,256	56,002,405	15,583,452	2,536,411,382
Fidelity Series Opportunistic Insights Fund Class F	483,665,019	13,555,350	24,475,381	-	479,884,285
Fidelity Series Real Estate Equity Fund Class F	88,296,301	3,333,385	1,383,745	274,003	80,954,814
Fidelity Series Real Estate Income Fund Class F	61,789,506	2,519,261	1,931,113	774,454	60,691,995
Fidelity Series Short-Term Credit Fund Class F	138,433,736	8,303,207	13,864,513	423,340	132,377,995
Fidelity Series Small Cap Discovery Fund Class F	130,602,139	7,752,938	8,283,771	113,405	127,308,779
Fidelity Series Small Cap Opportunities Fund Class F	393,145,194	12,202,457	23,996,309	-	384,194,880
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,765,165	17,522,153	30,926,439	-	635,616,843
Total	$ 12,931,677,654	$ 504,504,392	$ 575,974,483	$ 34,686,584	$ 12,870,190,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $11,483,658,169. Net unrealized appreciation aggregated $1,386,531,954, of which $1,524,174,471 related to appreciated investment securities and $137,642,517 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

June 30, 2015

1.907115.105

FF-K-30-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	24,685,807	$ 332,517,818
Fidelity Series 1000 Value Index Fund Class F (c)	16,690,279	187,098,028
Fidelity Series All-Sector Equity Fund Class F (c)	76,244,254	1,076,568,869
Fidelity Series Blue Chip Growth Fund Class F (c)	65,238,732	838,970,100
Fidelity Series Commodity Strategy Fund Class F (a)(c)	19,338,355	124,732,389
Fidelity Series Equity-Income Fund Class F (c)	111,166,246	1,405,141,345
Fidelity Series Growth & Income Fund Class F (c)	78,801,331	1,078,790,223
Fidelity Series Growth Company Fund Class F (c)	100,439,873	1,279,603,979
Fidelity Series Intrinsic Opportunities Fund Class F (c)	46,488,229	729,865,197
Fidelity Series Opportunistic Insights Fund Class F (c)	44,974,848	705,655,372
Fidelity Series Real Estate Equity Fund Class F (c)	8,823,334	118,673,837
Fidelity Series Small Cap Discovery Fund Class F (c)	16,926,230	187,204,099
Fidelity Series Small Cap Opportunities Fund Class F (c)	40,729,655	564,920,316
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	71,936,617	931,579,193
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,955,863,729)		9,561,320,765
International Equity Funds - 25.6%

Fidelity Series Emerging Markets Fund Class F (c)	68,849,693	1,184,214,712
Fidelity Series International Growth Fund Class F (c)	88,422,115	1,286,541,768
Fidelity Series International Small Cap Fund Class F (c)	17,748,432	295,511,397
Fidelity Series International Value Fund Class F (c)	124,506,510	1,281,171,993
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,580,145,989)		4,047,439,870
Bond Funds - 12.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	10,318,675	$ 99,781,590
Fidelity Series Floating Rate High Income Fund Class F (c)	4,487,934	43,936,873
Fidelity Series High Income Fund Class F (c)	53,833,678	517,879,986
Fidelity Series Investment Grade Bond Fund Class F (c)	113,953,358	1,287,672,950
Fidelity Series Real Estate Income Fund Class F (c)	6,781,298	74,594,276
TOTAL BOND FUNDS (Cost $2,040,882,435)		2,023,865,675
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	123,293,535	123,293,535
Fidelity Series Short-Term Credit Fund Class F (c)	6,357,317	63,382,454
TOTAL SHORT-TERM FUNDS (Cost $186,865,924)		186,675,989
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,763,758,077)		15,819,302,299
NET OTHER ASSETS (LIABILITIES) - 0.0%		(617,140)
NET ASSETS - 100%		$ 15,818,685,159
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 101,132,949	$ 27,435,665	$ 5,275,079	$ 39,438	$ 123,293,535
Fidelity Series 100 Index Fund Class F	334,925,739	7,854,840	14,777,091	-	332,517,818
Fidelity Series 1000 Value Index Fund Class F	190,827,792	4,422,488	8,347,082	-	187,098,028
Fidelity Series All-Sector Equity Fund Class F	1,097,889,628	25,450,856	44,521,877	-	1,076,568,869
Fidelity Series Blue Chip Growth Fund Class F	867,772,567	19,252,514	54,357,104	-	838,970,100
Fidelity Series Commodity Strategy Fund Class F	120,608,919	3,139,257	4,429,048	-	124,732,389
Fidelity Series Emerging Markets Debt Fund Class F	100,583,426	3,397,129	3,790,158	1,460,224	99,781,590
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 1,170,249,013	$ 48,774,811	$ 45,387,825	$ -	$ 1,184,214,712
Fidelity Series Equity-Income Fund Class F	1,423,716,716	43,576,859	63,321,824	8,796,720	1,405,141,345
Fidelity Series Floating Rate High Income Fund Class F	77,359,176	2,069,343	35,530,463	758,410	43,936,873
Fidelity Series Growth & Income Fund Class F	1,091,055,976	29,770,246	50,942,460	5,149,523	1,078,790,223
Fidelity Series Growth Company Fund Class F	1,263,606,579	-	75,297	-	1,279,603,979
Fidelity Series High Income Fund Class F	559,863,120	14,312,461	46,709,453	7,623,273	517,879,986
Fidelity Series Inflation-Protected Bond Index Fund Class F	589,685	866	588,427	290	-
Fidelity Series International Growth Fund Class F	1,326,174,819	26,168,038	77,338,357	-	1,286,541,768
Fidelity Series International Small Cap Fund Class F	303,835,097	5,986,009	28,507,809	-	295,511,397
Fidelity Series International Value Fund Class F	1,304,986,197	26,160,549	68,316,448	-	1,281,171,993
Fidelity Series Intrinsic Opportunities Fund Class F	729,665,054	16,603,155	43,732,980	-	729,865,197
Fidelity Series Investment Grade Bond Fund Class F	1,199,307,725	145,779,286	29,502,152	7,382,793	1,287,672,950
Fidelity Series Opportunistic Insights Fund Class F	714,408,317	16,055,268	35,325,861	-	705,655,372
Fidelity Series Real Estate Equity Fund Class F	128,384,080	7,416,598	3,624,137	403,643	118,673,837
Fidelity Series Real Estate Income Fund Class F	76,566,379	2,870,007	2,763,901	955,598	74,594,276
Fidelity Series Short-Term Credit Fund Class F	84,961,005	1,025,160	22,351,470	231,099	63,382,454
Fidelity Series Small Cap Discovery Fund Class F	190,113,741	10,396,322	9,298,552	165,440	187,204,099
Fidelity Series Small Cap Opportunities Fund Class F	588,651,475	13,086,816	41,186,218	-	564,920,316
Fidelity Series Stock Selector Large Cap Value Fund Class F	951,701,595	22,540,018	39,894,653	-	931,579,193
Total	$ 15,998,936,769	$ 523,544,561	$ 779,895,726	$ 32,966,451	$ 15,819,302,299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $13,787,533,265. Net unrealized appreciation aggregated $2,031,769,034, of which $2,154,224,568 related to appreciated investment securities and $122,455,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

June 30, 2015

1.907117.105

FF-K-35-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	17,197,283	$ 231,647,401
Fidelity Series 1000 Value Index Fund Class F (c)	11,561,794	129,607,708
Fidelity Series All-Sector Equity Fund Class F (c)	53,148,119	750,451,438
Fidelity Series Blue Chip Growth Fund Class F (c)	45,644,170	586,984,024
Fidelity Series Commodity Strategy Fund Class F (a)(c)	12,423,192	80,129,588
Fidelity Series Equity-Income Fund Class F (c)	77,432,595	978,748,004
Fidelity Series Growth & Income Fund Class F (c)	54,850,646	750,905,347
Fidelity Series Growth Company Fund Class F (c)	68,423,668	871,717,527
Fidelity Series Intrinsic Opportunities Fund Class F (c)	32,257,037	506,435,479
Fidelity Series Opportunistic Insights Fund Class F (c)	31,477,669	493,884,627
Fidelity Series Real Estate Equity Fund Class F (c)	6,158,377	82,830,168
Fidelity Series Small Cap Discovery Fund Class F (c)	11,924,875	131,889,112
Fidelity Series Small Cap Opportunities Fund Class F (c)	28,525,571	395,649,675
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	50,167,527	649,669,476
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,585,185,927)		6,640,549,574
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund Class F (c)	47,607,358	818,846,556
Fidelity Series International Growth Fund Class F (c)	62,176,976	904,675,006
Fidelity Series International Small Cap Fund Class F (c)	12,781,579	212,813,286
Fidelity Series International Value Fund Class F (c)	87,406,329	899,411,122
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,526,524,473)		2,835,745,970
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	6,523,501	$ 63,082,252
Fidelity Series Floating Rate High Income Fund Class F (c)	2,879,552	28,190,814
Fidelity Series High Income Fund Class F (c)	34,535,658	332,233,026
Fidelity Series Investment Grade Bond Fund Class F (c)	6,713,896	75,867,023
Fidelity Series Real Estate Income Fund Class F (c)	4,347,844	47,826,284
TOTAL BOND FUNDS (Cost $555,970,334)		547,199,399
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	87,124,588	87,124,588
Fidelity Series Short-Term Credit Fund Class F (c)	3,956,468	39,445,987
TOTAL SHORT-TERM FUNDS (Cost $126,688,194)		126,570,575
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,794,368,928)		10,150,065,518
NET OTHER ASSETS (LIABILITIES) - 0.0%		(404,189)
NET ASSETS - 100%		$ 10,149,661,329
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 68,512,980	$ 21,869,849	$ 3,258,241	$ 27,651	$ 87,124,588
Fidelity Series 100 Index Fund Class F	227,310,084	7,644,863	6,306,359	-	231,647,401
Fidelity Series 1000 Value Index Fund Class F	129,193,107	4,314,399	3,986,774	-	129,607,708
Fidelity Series All-Sector Equity Fund Class F	750,923,736	24,796,852	23,521,153	-	750,451,438
Fidelity Series Blue Chip Growth Fund Class F	594,806,534	19,051,053	31,050,643	-	586,984,024
Fidelity Series Commodity Strategy Fund Class F	76,164,598	2,813,342	2,291,452	-	80,129,588
Fidelity Series Emerging Markets Debt Fund Class F	62,892,454	2,658,268	2,204,088	919,011	63,082,252
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 787,102,310	$ 53,346,251	$ 28,465,640	$ -	$ 818,846,556
Fidelity Series Equity-Income Fund Class F	979,461,841	38,386,930	39,807,248	6,047,682	978,748,004
Fidelity Series Floating Rate High Income Fund Class F	48,786,936	1,714,025	22,307,623	486,074	28,190,814
Fidelity Series Growth & Income Fund Class F	746,266,999	29,278,604	30,554,404	3,516,169	750,905,347
Fidelity Series Growth Company Fund Class F	861,221,285	-	465,184	-	871,717,527
Fidelity Series High Income Fund Class F	350,389,153	13,134,301	25,255,304	4,793,538	332,233,026
Fidelity Series International Growth Fund Class F	909,748,102	25,858,400	38,587,304	-	904,675,006
Fidelity Series International Small Cap Fund Class F	209,133,309	5,859,502	11,992,931	-	212,813,286
Fidelity Series International Value Fund Class F	895,999,915	26,190,031	35,071,624	-	899,411,122
Fidelity Series Intrinsic Opportunities Fund Class F	498,992,875	16,169,594	27,493,112	-	506,435,479
Fidelity Series Investment Grade Bond Fund Class F	61,556,313	30,110,710	14,490,699	373,263	75,867,023
Fidelity Series Opportunistic Insights Fund Class F	488,634,803	15,823,400	17,787,116	-	493,884,627
Fidelity Series Real Estate Equity Fund Class F	87,279,453	6,582,223	1,722,207	279,996	82,830,168
Fidelity Series Real Estate Income Fund Class F	48,307,293	2,329,128	1,485,370	609,686	47,826,284
Fidelity Series Short-Term Credit Fund Class F	58,663,906	870,089	19,919,674	153,857	39,445,987
Fidelity Series Small Cap Discovery Fund Class F	130,457,715	8,495,909	4,266,158	114,576	131,889,112
Fidelity Series Small Cap Opportunities Fund Class F	403,363,106	12,834,934	23,450,160	-	395,649,675
Fidelity Series Stock Selector Large Cap Value Fund Class F	650,654,761	21,552,270	20,391,705	-	649,669,476
Total	$ 10,125,823,568	$ 391,684,927	$ 436,132,173	$ 17,321,503	$ 10,150,065,518
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $8,814,187,630. Net unrealized appreciation aggregated $1,335,877,888, of which $1,417,301,695 related to appreciated investment securities and $81,423,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

June 30, 2015

1.907119.105

FF-K-40-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	18,416,749	$ 248,073,607
Fidelity Series 1000 Value Index Fund Class F (c)	12,367,461	138,639,236
Fidelity Series All-Sector Equity Fund Class F (c)	56,969,722	804,412,481
Fidelity Series Blue Chip Growth Fund Class F (c)	48,805,922	627,644,153
Fidelity Series Commodity Strategy Fund Class F (a)(c)	13,324,760	85,944,702
Fidelity Series Equity-Income Fund Class F (c)	82,951,118	1,048,502,134
Fidelity Series Growth & Income Fund Class F (c)	58,768,464	804,540,275
Fidelity Series Growth Company Fund Class F (c)	73,702,568	938,970,716
Fidelity Series Intrinsic Opportunities Fund Class F (c)	34,673,363	544,371,793
Fidelity Series Opportunistic Insights Fund Class F (c)	33,646,516	527,913,828
Fidelity Series Real Estate Equity Fund Class F (c)	6,578,651	88,482,852
Fidelity Series Small Cap Discovery Fund Class F (c)	12,662,899	140,051,666
Fidelity Series Small Cap Opportunities Fund Class F (c)	30,470,113	422,620,472
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	53,797,430	696,676,719
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,944,692,709)		7,116,844,634
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund Class F (c)	50,900,523	875,489,003
Fidelity Series International Growth Fund Class F (c)	66,630,063	969,467,422
Fidelity Series International Small Cap Fund Class F (c)	13,542,801	225,487,645
Fidelity Series International Value Fund Class F (c)	93,720,747	964,386,489
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,687,877,855)		3,034,830,559
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	7,004,133	$ 67,729,967
Fidelity Series Floating Rate High Income Fund Class F (c)	3,088,633	30,237,719
Fidelity Series High Income Fund Class F (c)	37,042,168	356,345,660
Fidelity Series Investment Grade Bond Fund Class F (c)	7,194,837	81,301,658
Fidelity Series Real Estate Income Fund Class F (c)	4,643,094	51,074,032
TOTAL BOND FUNDS (Cost $595,716,873)		586,689,036
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	96,366,959	96,366,959
Fidelity Series Short-Term Credit Fund Class F (c)	4,239,855	42,271,350
TOTAL SHORT-TERM FUNDS (Cost $138,764,748)		138,638,309
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,367,052,185)		10,877,002,538
NET OTHER ASSETS (LIABILITIES) - 0.0%		(443,182)
NET ASSETS - 100%		$ 10,876,559,356
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 75,528,852	$ 24,798,226	$ 3,960,119	$ 30,208	$ 96,366,959
Fidelity Series 100 Index Fund Class F	246,009,880	7,359,035	8,560,893	-	248,073,607
Fidelity Series 1000 Value Index Fund Class F	139,569,989	4,153,643	5,196,806	-	138,639,236
Fidelity Series All-Sector Equity Fund Class F	810,215,975	23,872,304	27,852,906	-	804,412,481
Fidelity Series Blue Chip Growth Fund Class F	641,931,656	18,200,756	37,102,003	-	627,644,153
Fidelity Series Commodity Strategy Fund Class F	82,198,443	2,793,487	2,754,458	-	85,944,702
Fidelity Series Emerging Markets Debt Fund Class F	67,896,580	2,663,052	2,549,358	988,271	67,729,967
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 848,124,765	$ 52,435,347	$ 32,640,009	$ -	$ 875,489,003
Fidelity Series Equity-Income Fund Class F	1,056,564,474	37,657,805	46,556,841	6,522,588	1,048,502,134
Fidelity Series Floating Rate High Income Fund Class F	52,839,836	1,690,699	24,291,459	524,067	30,237,719
Fidelity Series Growth & Income Fund Class F	805,056,953	28,514,103	35,479,037	3,792,380	804,540,275
Fidelity Series Growth Company Fund Class F	927,803,511	-	644,092	-	938,970,716
Fidelity Series High Income Fund Class F	377,132,245	14,357,297	28,663,742	5,149,071	356,345,660
Fidelity Series International Growth Fund Class F	980,826,501	24,694,307	44,391,139	-	969,467,422
Fidelity Series International Small Cap Fund Class F	225,544,302	5,595,708	16,218,140	-	225,487,645
Fidelity Series International Value Fund Class F	965,887,301	25,209,953	40,061,319	-	964,386,489
Fidelity Series Intrinsic Opportunities Fund Class F	538,251,014	15,568,224	29,616,108	-	544,371,793
Fidelity Series Investment Grade Bond Fund Class F	65,860,431	32,208,129	15,366,732	391,885	81,301,658
Fidelity Series Opportunistic Insights Fund Class F	527,204,674	15,240,160	22,297,056	-	527,913,828
Fidelity Series Real Estate Equity Fund Class F	93,680,334	7,176,615	2,414,664	300,138	88,482,852
Fidelity Series Real Estate Income Fund Class F	52,259,577	2,173,786	1,940,566	652,876	51,074,032
Fidelity Series Short-Term Credit Fund Class F	64,631,579	871,740	23,045,165	170,189	42,271,350
Fidelity Series Small Cap Discovery Fund Class F	139,711,779	8,579,785	5,248,931	122,984	140,051,666
Fidelity Series Small Cap Opportunities Fund Class F	434,189,400	12,262,491	27,033,643	-	422,620,472
Fidelity Series Stock Selector Large Cap Value Fund Class F	701,543,585	20,916,089	23,517,177	-	696,676,719
Total	$ 10,920,463,636	$ 388,992,741	$ 507,402,363	$ 18,644,657	$ 10,877,002,538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $9,387,077,499. Net unrealized appreciation aggregated $1,489,925,039, of which $1,571,345,842 related to appreciated investment securities and $81,420,803 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2045 Fund

June 30, 2015

1.907121.105

FF-K-45-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	10,314,633	$ 138,938,101
Fidelity Series 1000 Value Index Fund Class F (c)	6,977,538	78,218,205
Fidelity Series All-Sector Equity Fund Class F (c)	31,796,052	448,960,258
Fidelity Series Blue Chip Growth Fund Class F (c)	27,229,636	350,173,116
Fidelity Series Commodity Strategy Fund Class F (a)(c)	7,417,833	47,845,021
Fidelity Series Equity-Income Fund Class F (c)	46,268,247	584,830,640
Fidelity Series Growth & Income Fund Class F (c)	32,796,552	448,984,798
Fidelity Series Growth Company Fund Class F (c)	40,457,008	515,422,286
Fidelity Series Intrinsic Opportunities Fund Class F (c)	19,327,085	303,435,232
Fidelity Series Opportunistic Insights Fund Class F (c)	18,776,418	294,601,991
Fidelity Series Real Estate Equity Fund Class F (c)	3,734,357	50,227,101
Fidelity Series Small Cap Discovery Fund Class F (c)	7,098,506	78,509,476
Fidelity Series Small Cap Opportunities Fund Class F (c)	17,011,312	235,946,895
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	29,984,573	388,300,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,376,162,548)		3,964,393,342
International Equity Funds - 28.0%

Fidelity Series Emerging Markets Fund Class F (c)	28,435,688	489,093,832
Fidelity Series International Growth Fund Class F (c)	37,119,971	540,095,573
Fidelity Series International Small Cap Fund Class F (c)	7,643,035	127,256,537
Fidelity Series International Value Fund Class F (c)	52,184,243	536,975,857
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,527,262,752)		1,693,421,799
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	3,895,822	$ 37,672,604
Fidelity Series Floating Rate High Income Fund Class F (c)	1,719,178	16,830,754
Fidelity Series High Income Fund Class F (c)	20,621,447	198,378,324
Fidelity Series Investment Grade Bond Fund Class F (c)	4,008,188	45,292,521
Fidelity Series Real Estate Income Fund Class F (c)	2,589,996	28,489,960
TOTAL BOND FUNDS (Cost $331,818,741)		326,664,163
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	51,557,887	51,557,887
Fidelity Series Short-Term Credit Fund Class F (c)	2,362,024	23,549,378
TOTAL SHORT-TERM FUNDS (Cost $75,177,299)		75,107,265
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,310,421,340)		6,059,586,569
NET OTHER ASSETS (LIABILITIES) - 0.0%		(244,375)
NET ASSETS - 100%		$ 6,059,342,194
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 40,185,919	$ 13,143,760	$ 1,771,791	$ 16,341	$ 51,557,887
Fidelity Series 100 Index Fund Class F	134,364,716	6,184,798	3,368,643	-	138,938,101
Fidelity Series 1000 Value Index Fund Class F	76,370,087	3,463,628	1,642,713	-	78,218,205
Fidelity Series All-Sector Equity Fund Class F	442,596,515	20,063,543	12,586,475	-	448,960,258
Fidelity Series Blue Chip Growth Fund Class F	347,725,411	15,216,302	15,198,088	-	350,173,116
Fidelity Series Commodity Strategy Fund Class F	44,947,143	2,153,516	1,288,479	-	47,845,021
Fidelity Series Emerging Markets Debt Fund Class F	37,075,862	1,952,702	1,192,023	545,139	37,672,604
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 463,603,778	$ 37,048,015	$ 15,418,531	$ -	$ 489,093,832
Fidelity Series Equity-Income Fund Class F	575,271,601	30,797,249	21,518,940	3,549,883	584,830,640
Fidelity Series Floating Rate High Income Fund Class F	28,839,171	1,267,408	13,272,757	288,897	16,830,754
Fidelity Series Growth & Income Fund Class F	439,351,183	22,764,929	16,522,026	2,068,641	448,984,798
Fidelity Series Growth Company Fund Class F	506,286,818	2,687,407	-	-	515,422,286
Fidelity Series High Income Fund Class F	206,270,511	8,668,197	12,955,172	2,835,969	198,378,324
Fidelity Series International Growth Fund Class F	536,598,443	20,651,659	21,556,659	-	540,095,573
Fidelity Series International Small Cap Fund Class F	123,253,248	4,665,609	6,454,753	-	127,256,537
Fidelity Series International Value Fund Class F	528,439,860	21,152,242	19,736,681	-	536,975,857
Fidelity Series Intrinsic Opportunities Fund Class F	294,143,277	13,084,592	14,877,041	-	303,435,232
Fidelity Series Investment Grade Bond Fund Class F	36,180,564	18,228,231	8,338,932	221,375	45,292,521
Fidelity Series Opportunistic Insights Fund Class F	288,000,852	12,589,067	10,288,404	-	294,601,991
Fidelity Series Real Estate Equity Fund Class F	51,816,510	5,046,964	1,049,033	169,165	50,227,101
Fidelity Series Real Estate Income Fund Class F	28,442,017	1,732,074	897,694	362,065	28,489,960
Fidelity Series Short-Term Credit Fund Class F	34,213,249	646,543	11,211,238	90,151	23,549,378
Fidelity Series Small Cap Discovery Fund Class F	78,285,120	5,846,209	3,940,270	68,881	78,509,476
Fidelity Series Small Cap Opportunities Fund Class F	240,141,171	9,927,340	15,864,345	-	235,946,895
Fidelity Series Stock Selector Large Cap Value Fund Class F	384,178,458	17,437,698	11,972,980	-	388,300,222
Total	$ 5,966,581,484	$ 296,419,682	$ 242,923,668	$ 10,216,507	$ 6,059,586,569
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $5,321,388,636. Net unrealized appreciation aggregated $738,197,933, of which $787,262,481 related to appreciated investment securities and $49,064,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2050 Fund

June 30, 2015

1.907123.105

FF-K-50-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	8,475,746	$ 114,168,296
Fidelity Series 1000 Value Index Fund Class F (c)	5,730,938	64,243,812
Fidelity Series All-Sector Equity Fund Class F (c)	26,162,713	369,417,504
Fidelity Series Blue Chip Growth Fund Class F (c)	22,347,760	287,392,190
Fidelity Series Commodity Strategy Fund Class F (a)(c)	6,101,734	39,356,187
Fidelity Series Equity-Income Fund Class F (c)	38,023,556	480,617,742
Fidelity Series Growth & Income Fund Class F (c)	26,946,088	368,891,946
Fidelity Series Growth Company Fund Class F (c)	33,055,980	421,133,189
Fidelity Series Intrinsic Opportunities Fund Class F (c)	16,053,098	252,033,637
Fidelity Series Opportunistic Insights Fund Class F (c)	15,406,512	241,728,172
Fidelity Series Real Estate Equity Fund Class F (c)	3,185,178	42,840,646
Fidelity Series Small Cap Discovery Fund Class F (c)	5,798,297	64,129,166
Fidelity Series Small Cap Opportunities Fund Class F (c)	13,951,935	193,513,342
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	24,671,929	319,501,483
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,795,441,211)		3,258,967,312
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund Class F (c)	23,343,706	401,511,751
Fidelity Series International Growth Fund Class F (c)	30,508,004	443,891,455
Fidelity Series International Small Cap Fund Class F (c)	6,230,940	103,745,143
Fidelity Series International Value Fund Class F (c)	42,925,102	441,699,301
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,262,753,053)		1,390,847,650
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	3,197,341	$ 30,918,291
Fidelity Series Floating Rate High Income Fund Class F (c)	1,414,025	13,843,306
Fidelity Series High Income Fund Class F (c)	16,962,592	163,180,133
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1	12
Fidelity Series Investment Grade Bond Fund Class F (c)	3,294,249	37,225,008
Fidelity Series Real Estate Income Fund Class F (c)	2,113,272	23,245,995
TOTAL BOND FUNDS (Cost $273,059,207)		268,412,745
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	42,620,769	42,620,769
Fidelity Series Short-Term Credit Fund Class F (c)	1,941,292	19,354,678
TOTAL SHORT-TERM FUNDS (Cost $62,032,982)		61,975,447
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,393,286,453)		4,980,203,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		(201,096)
NET ASSETS - 100%		$ 4,980,002,058
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 32,968,210	$ 10,901,341	$ 1,248,782	$ 13,431	$ 42,620,769
Fidelity Series 100 Index Fund Class F	109,743,283	5,798,272	2,800,135	-	114,168,296
Fidelity Series 1000 Value Index Fund Class F	62,274,188	3,248,181	1,291,860	-	64,243,812
Fidelity Series All-Sector Equity Fund Class F	360,736,975	19,136,358	9,482,432	-	369,417,504
Fidelity Series Blue Chip Growth Fund Class F	282,645,207	14,556,821	11,762,632	-	287,392,190
Fidelity Series Commodity Strategy Fund Class F	36,593,031	2,008,541	905,959	-	39,356,187
Fidelity Series Emerging Markets Debt Fund Class F	30,155,303	1,776,474	871,320	446,030	30,918,291
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 377,258,531	$ 32,127,063	$ 10,838,397	$ -	$ 401,511,751
Fidelity Series Equity-Income Fund Class F	467,848,127	27,842,385	15,227,206	2,887,007	480,617,742
Fidelity Series Floating Rate High Income Fund Class F	23,463,275	1,149,649	10,765,581	236,397	13,843,306
Fidelity Series Growth & Income Fund Class F	357,942,022	20,793,150	12,546,828	1,685,344	368,891,946
Fidelity Series Growth Company Fund Class F	408,298,916	7,694,693	-	-	421,133,189
Fidelity Series High Income Fund Class F	167,841,727	7,904,385	9,587,682	2,319,779	163,180,133
Fidelity Series Inflation-Protected Bond Index Fund Class F	72,011	37	71,887	37	12
Fidelity Series International Growth Fund Class F	436,570,208	19,756,911	15,909,828	-	443,891,455
Fidelity Series International Small Cap Fund Class F	100,669,089	4,463,094	6,124,241	-	103,745,143
Fidelity Series International Value Fund Class F	429,984,715	20,147,934	14,104,606	-	441,699,301
Fidelity Series Intrinsic Opportunities Fund Class F	239,661,253	12,479,357	9,129,257	-	252,033,637
Fidelity Series Investment Grade Bond Fund Class F	29,157,370	15,292,486	6,588,611	179,854	37,225,008
Fidelity Series Opportunistic Insights Fund Class F	234,718,961	12,150,748	8,667,114	-	241,728,172
Fidelity Series Real Estate Equity Fund Class F	42,504,403	5,795,819	783,624	144,363	42,840,646
Fidelity Series Real Estate Income Fund Class F	23,142,731	1,382,895	637,549	295,369	23,245,995
Fidelity Series Short-Term Credit Fund Class F	27,548,384	627,979	8,739,786	73,509	19,354,678
Fidelity Series Small Cap Discovery Fund Class F	63,793,950	5,744,440	4,022,223	57,104	64,129,166
Fidelity Series Small Cap Opportunities Fund Class F	196,165,923	9,578,029	13,695,880	-	193,513,342
Fidelity Series Stock Selector Large Cap Value Fund Class F	313,563,460	16,632,358	9,531,956	-	319,501,483
Total	$ 4,855,321,253	$ 278,989,400	$ 185,335,376	$ 8,338,224	$ 4,980,203,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $4,403,008,520. Net unrealized appreciation aggregated $577,194,634, of which $619,320,984 related to appreciated investment securities and $42,126,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K ® 2055 Fund

June 30, 2015

1.927059.104

FF-K-55-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	1,834,712	$ 24,713,564
Fidelity Series 1000 Value Index Fund Class F (c)	1,237,899	13,876,853
Fidelity Series All-Sector Equity Fund Class F (c)	5,651,445	79,798,406
Fidelity Series Blue Chip Growth Fund Class F (c)	4,846,935	62,331,582
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,312,162	8,463,444
Fidelity Series Equity-Income Fund Class F (c)	8,235,906	104,101,852
Fidelity Series Growth & Income Fund Class F (c)	5,809,623	79,533,734
Fidelity Series Growth Company Fund Class F (c)	6,837,568	87,110,618
Fidelity Series Intrinsic Opportunities Fund Class F (c)	3,494,374	54,861,676
Fidelity Series Opportunistic Insights Fund Class F (c)	3,345,673	52,493,612
Fidelity Series Real Estate Equity Fund Class F (c)	688,246	9,256,909
Fidelity Series Small Cap Discovery Fund Class F (c)	1,256,439	13,896,215
Fidelity Series Small Cap Opportunities Fund Class F (c)	3,036,167	42,111,637
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	5,335,572	69,095,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $643,825,122)		701,645,763
International Equity Funds - 27.9%

Fidelity Series Emerging Markets Fund Class F (c)	5,027,042	86,465,122
Fidelity Series International Growth Fund Class F (c)	6,570,088	95,594,781
Fidelity Series International Small Cap Fund Class F (c)	1,342,678	22,355,583
Fidelity Series International Value Fund Class F (c)	9,230,034	94,977,051
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $290,017,947)		299,392,537
Bond Funds - 5.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	682,534	$ 6,600,106
Fidelity Series Floating Rate High Income Fund Class F (c)	301,357	2,950,283
Fidelity Series High Income Fund Class F (c)	3,642,161	35,037,592
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	13	123
Fidelity Series Investment Grade Bond Fund Class F (c)	709,343	8,015,573
Fidelity Series Real Estate Income Fund Class F (c)	454,940	5,004,338
TOTAL BOND FUNDS (Cost $59,993,027)		57,608,015
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	9,677,098	9,677,098
Fidelity Series Short-Term Credit Fund Class F (c)	418,066	4,168,115
TOTAL SHORT-TERM FUNDS (Cost $13,857,341)		13,845,213
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,007,693,437)		1,072,491,528
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,870)
NET ASSETS - 100%		$ 1,072,447,658
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,780,101	$ 2,024,248	$ 127,251	$ 3,001	$ 9,677,098
Fidelity Series 100 Index Fund Class F	22,076,639	2,770,582	403,763	-	24,713,564
Fidelity Series 1000 Value Index Fund Class F	12,574,387	1,521,779	208,664	-	13,876,853
Fidelity Series All-Sector Equity Fund Class F	72,348,012	8,890,632	1,153,336	-	79,798,406
Fidelity Series Blue Chip Growth Fund Class F	56,160,751	6,860,813	1,044,594	-	62,331,582
Fidelity Series Commodity Strategy Fund Class F	7,598,824	870,887	347,754	-	8,463,444
Fidelity Series Emerging Markets Debt Fund Class F	5,513,325	1,199,012	68,105	89,012	6,600,106
Fidelity Series Emerging Markets Fund Class F	74,776,974	12,414,477	1,117,687	-	86,465,122
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 93,920,725	$ 12,090,926	$ 1,826,721	$ 578,825	$ 104,101,852
Fidelity Series Floating Rate High Income Fund Class F	4,640,111	470,346	2,157,632	48,402	2,950,283
Fidelity Series Growth & Income Fund Class F	72,045,256	9,157,313	2,121,665	338,718	79,533,734
Fidelity Series Growth Company Fund Class F	81,304,718	4,807,298	-	-	87,110,618
Fidelity Series High Income Fund Class F	32,792,039	3,737,490	845,458	474,565	35,037,592
Fidelity Series Inflation-Protected Bond Index Fund Class F	709,208	5,647	713,296	365	123
Fidelity Series International Growth Fund Class F	87,726,158	9,305,935	2,003,117	-	95,594,781
Fidelity Series International Small Cap Fund Class F	20,077,314	2,124,194	792,132	-	22,355,583
Fidelity Series International Value Fund Class F	86,418,742	9,483,743	1,917,083	-	94,977,051
Fidelity Series Intrinsic Opportunities Fund Class F	48,084,803	5,745,193	795,201	-	54,861,676
Fidelity Series Investment Grade Bond Fund Class F	5,399,515	4,298,462	1,559,173	33,463	8,015,573
Fidelity Series Opportunistic Insights Fund Class F	47,074,969	5,684,935	982,670	-	52,493,612
Fidelity Series Real Estate Equity Fund Class F	8,671,410	1,717,997	149,463	30,445	9,256,909
Fidelity Series Real Estate Income Fund Class F	4,639,636	564,508	64,289	62,297	5,004,338
Fidelity Series Short-Term Credit Fund Class F	5,540,036	269,863	1,623,556	15,189	4,168,115
Fidelity Series Small Cap Discovery Fund Class F	12,792,986	1,998,782	597,493	424,655	13,896,215
Fidelity Series Small Cap Opportunities Fund Class F	39,386,727	4,501,704	2,043,412	-	42,111,637
Fidelity Series Stock Selector Large Cap Value Fund Class F	63,241,001	7,693,236	1,501,124	-	69,095,661
Total	$ 973,294,367	$ 120,210,002	$ 26,164,639	$ 2,098,937	$ 1,072,491,528
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,009,646,596. Net unrealized appreciation aggregated $62,844,932, of which $76,041,030 related to appreciated investment securities and $13,196,098 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® 2060 Fund

June 30, 2015

1.9858335.100

FK60-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	39,699	$ 534,751
Fidelity Series 1000 Value Index Fund Class F (c)	26,835	300,816
Fidelity Series All-Sector Equity Fund Class F (c)	122,259	1,726,303
Fidelity Series Blue Chip Growth Fund Class F (c)	107,970	1,388,490
Fidelity Series Commodity Strategy Fund Class F (a)(c)	27,594	177,982
Fidelity Series Equity-Income Fund Class F (c)	178,070	2,250,804
Fidelity Series Growth & Income Fund Class F (c)	125,808	1,722,316
Fidelity Series Growth Company Fund Class F (c)	126,249	1,608,407
Fidelity Series Intrinsic Opportunities Fund Class F (c)	80,088	1,257,374
Fidelity Series Opportunistic Insights Fund Class F (c)	72,711	1,140,828
Fidelity Series Real Estate Equity Fund Class F (c)	15,207	204,531
Fidelity Series Small Cap Discovery Fund Class F (c)	27,160	300,386
Fidelity Series Small Cap Opportunities Fund Class F (c)	66,332	920,025
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	115,705	1,498,380
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,104,397)		15,031,393
International Equity Funds - 28.0%

Fidelity Series Emerging Markets Fund Class F (c)	108,101	1,859,337
Fidelity Series International Growth Fund Class F (c)	140,800	2,048,638
Fidelity Series International Small Cap Fund Class F (c)	29,112	484,715
Fidelity Series International Value Fund Class F (c)	198,123	2,038,686
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,470,552)		6,431,376
Bond Funds - 5.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	14,460	$ 139,832
Fidelity Series Floating Rate High Income Fund Class F (c)	6,187	60,571
Fidelity Series High Income Fund Class F (c)	76,998	740,717
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	0	2
Fidelity Series Investment Grade Bond Fund Class F (c)	15,197	171,727
Fidelity Series Real Estate Income Fund Class F (c)	9,825	108,078
TOTAL BOND FUNDS (Cost $1,240,636)		1,220,927
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	208,425	208,425
Fidelity Series Short-Term Credit Fund Class F (c)	8,958	89,314
TOTAL SHORT-TERM FUNDS (Cost $297,988)		297,739
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,113,573)		22,981,435
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,004)
NET ASSETS - 100%		$ 22,980,431
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 74,288	$ 142,770	$ 8,633	$ 51	$ 208,425
Fidelity Series 100 Index Fund Class F	191,241	366,993	22,869	-	534,751
Fidelity Series 1000 Value Index Fund Class F	108,383	209,706	14,529	-	300,816
Fidelity Series All-Sector Equity Fund Class F	621,439	1,203,712	80,593	-	1,726,303
Fidelity Series Blue Chip Growth Fund Class F	486,459	954,526	50,221	-	1,388,490
Fidelity Series Commodity Strategy Fund Class F	63,430	111,307	863	-	177,982
Fidelity Series Emerging Markets Debt Fund Class F	45,326	96,519	200	1,334	139,832
Fidelity Series Emerging Markets Fund Class F	627,343	1,310,883	55,301	-	1,859,337
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 813,879	$ 1,562,137	$ 106,138	$ 4,900	$ 2,250,804
Fidelity Series Floating Rate High Income Fund Class F	39,573	60,104	38,810	731	60,571
Fidelity Series Growth & Income Fund Class F	620,700	1,193,003	78,834	2,839	1,722,316
Fidelity Series Growth Company Fund Class F	522,443	1,086,609	-	-	1,608,407
Fidelity Series High Income Fund Class F	264,831	492,626	2,329	7,101	740,717
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,464	1,700	9,140	4	2
Fidelity Series International Growth Fund Class F	728,661	1,343,209	2,996	-	2,048,638
Fidelity Series International Small Cap Fund Class F	167,981	308,526	685	-	484,715
Fidelity Series International Value Fund Class F	723,024	1,338,397	2,996	-	2,038,686
Fidelity Series Intrinsic Opportunities Fund Class F	424,913	814,391	1,855	-	1,257,374
Fidelity Series Investment Grade Bond Fund Class F	43,493	150,410	20,481	472	171,727
Fidelity Series Opportunistic Insights Fund Class F	409,138	785,230	61,963	-	1,140,828
Fidelity Series Real Estate Equity Fund Class F	74,247	150,578	4,032	544	204,531
Fidelity Series Real Estate Income Fund Class F	38,651	72,033	156	1,112	108,078
Fidelity Series Short-Term Credit Fund Class F	35,311	55,892	1,605	202	89,314
Fidelity Series Small Cap Discovery Fund Class F	109,607	217,605	19,962	216	300,386
Fidelity Series Small Cap Opportunities Fund Class F	331,301	640,197	51,478	-	920,025
Fidelity Series Stock Selector Large Cap Value Fund Class F	542,431	1,048,150	71,090	-	1,498,380
Total	$ 8,115,557	$ 15,717,213	$ 707,759	$ 19,506	$ 22,981,435
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $23,121,790. Net unrealized depreciation aggregated $140,355, of which $140,828 related to appreciated investment securities and $281,183 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

June 30, 2015

1.907100.105

FF-K-INC-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	890,452	$ 11,994,383
Fidelity Series 1000 Value Index Fund Class F (c)	599,300	6,718,148
Fidelity Series All-Sector Equity Fund Class F (c)	2,722,631	38,443,547
Fidelity Series Blue Chip Growth Fund Class F (c)	2,343,365	30,135,676
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,498,368	16,114,475
Fidelity Series Equity-Income Fund Class F (c)	4,012,120	50,713,199
Fidelity Series Growth & Income Fund Class F (c)	2,840,243	38,882,933
Fidelity Series Growth Company Fund Class F (c)	3,841,623	48,942,272
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,714,604	26,919,278
Fidelity Series Opportunistic Insights Fund Class F (c)	1,625,711	25,507,404
Fidelity Series Real Estate Equity Fund Class F (c)	307,485	4,135,669
Fidelity Series Small Cap Discovery Fund Class F (c)	616,806	6,821,874
Fidelity Series Small Cap Opportunities Fund Class F (c)	1,471,677	20,412,160
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	2,598,204	33,646,746
TOTAL DOMESTIC EQUITY FUNDS (Cost $294,661,562)		359,387,764
International Equity Funds - 7.4%

Fidelity Series Emerging Markets Fund Class F (c)	3,230,003	55,556,059
Fidelity Series International Growth Fund Class F (c)	2,605,990	37,917,158
Fidelity Series International Small Cap Fund Class F (c)	523,053	8,708,827
Fidelity Series International Value Fund Class F (c)	3,669,470	37,758,847
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $117,632,241)		139,940,891
Bond Funds - 49.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	1,233,195	$ 11,924,993
Fidelity Series Floating Rate High Income Fund Class F (c)	533,860	5,226,488
Fidelity Series High Income Fund Class F (c)	6,341,612	61,006,310
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,835,325	66,439,361
Fidelity Series Investment Grade Bond Fund Class F (c)	68,929,472	778,903,037
Fidelity Series Real Estate Income Fund Class F (c)	808,178	8,889,953
TOTAL BOND FUNDS (Cost $943,108,188)		932,390,142
Short-Term Funds - 24.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	324,081,849	324,081,849
Fidelity Series Short-Term Credit Fund Class F (c)	13,930,879	138,890,866
TOTAL SHORT-TERM FUNDS (Cost $463,388,297)		462,972,715
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,818,790,288)		1,894,691,512
NET OTHER ASSETS (LIABILITIES) - 0.0%		(74,876)
NET ASSETS - 100%		$ 1,894,616,636
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 271,087,685	$ 76,980,209	$ 23,986,045	$ 112,546	$ 324,081,849
Fidelity Series 100 Index Fund Class F	12,584,468	157,592	919,623	-	11,994,383
Fidelity Series 1000 Value Index Fund Class F	7,125,049	89,429	506,565	-	6,718,148
Fidelity Series All-Sector Equity Fund Class F	40,851,441	508,989	2,852,854	-	38,443,547
Fidelity Series Blue Chip Growth Fund Class F	31,629,241	1,288,765	3,023,971	-	30,135,676
Fidelity Series Commodity Strategy Fund Class F	16,349,406	159,971	1,117,274	-	16,114,475
Fidelity Series Emerging Markets Debt Fund Class F	12,431,653	304,702	767,714	176,918	11,924,993
Fidelity Series Emerging Markets Fund Class F	54,474,185	4,163,406	3,564,464	-	55,556,059
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 53,464,522	$ 1,027,139	$ 3,843,574	$ 330,155	$ 50,713,199
Fidelity Series Floating Rate High Income Fund Class F	9,977,614	177,173	4,933,453	95,792	5,226,488
Fidelity Series Growth & Income Fund Class F	40,812,756	1,052,204	3,335,396	192,323	38,882,933
Fidelity Series Growth Company Fund Class F	49,993,151	-	1,682,176	-	48,942,272
Fidelity Series High Income Fund Class F	67,915,841	1,668,273	7,462,535	901,308	61,006,310
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,254,093	780,576	4,331,624	35,097	66,439,361
Fidelity Series International Growth Fund Class F	39,752,478	425,712	2,615,114	-	37,917,158
Fidelity Series International Small Cap Fund Class F	9,130,712	97,177	941,551	-	8,708,827
Fidelity Series International Value Fund Class F	39,467,365	425,677	2,702,523	-	37,758,847
Fidelity Series Intrinsic Opportunities Fund Class F	27,460,389	332,403	1,887,095	-	26,919,278
Fidelity Series Investment Grade Bond Fund Class F	832,152,723	16,449,963	50,995,816	4,952,399	778,903,037
Fidelity Series Opportunistic Insights Fund Class F	26,587,596	370,654	1,831,170	-	25,507,404
Fidelity Series Real Estate Equity Fund Class F	4,905,231	76,008	353,103	14,230	4,135,669
Fidelity Series Real Estate Income Fund Class F	9,846,461	215,139	922,583	114,919	8,889,953
Fidelity Series Short-Term Credit Fund Class F	214,199,246	1,968,110	76,717,391	482,729	138,890,866
Fidelity Series Small Cap Discovery Fund Class F	7,253,584	311,029	597,848	6,088	6,821,874
Fidelity Series Small Cap Opportunities Fund Class F	21,775,218	448,671	1,978,665	-	20,412,160
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,754,258	695,468	2,723,540	-	33,646,746
Total	$ 2,007,236,366	$ 110,174,439	$ 206,593,667	$ 7,414,504	$ 1,894,691,512
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,820,359,443. Net unrealized appreciation aggregated $74,332,069, of which $97,406,710 related to appreciated investment securities and $23,074,641 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015